As filed with the Securities and Exchange Commission on December 29, 2020

Securities Act Registration No. 333-

Investment Company Act Registration No. 811-23626

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

Registration Statement

under

the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No.	☐

BlackRock Hedge Fund Guided Portfolio Solution

(Exact Name of Registrant as Specified in Declaration of Trust)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

(800) 882-0052

(Registrant’s Telephone Number, Including Area Code)

John M. Perlowski, President

BlackRock Hedge Fund Guided Portfolio Solution

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

P. Jay Spinola, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box  ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box  ☐

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box  ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act.

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered(1)	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee
Common Shares of Beneficial Interest, $0.001 par value	100,000	$10.00	$1,000,000	$109.10

(1)

This registration statement relates to the maximum aggregate offering of common shares and currently includes two classes of common shares of beneficial interest (“common shares”) designated as “Class A Shares” and “Class I Shares.” The Registrant may in the future register and include other classes of common shares in the offering.

(2)	Estimated solely for purposes of calculating the registration fee.

The information required to be included in this Registration Statement by Part A and Part B of Form N-2 is contained in the prospectus that follows. The information required to be in this Registration Statement by Part C of Form N-2 follows the prospectus.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION — December 29, 2020

PRELIMINARY PROSPECTUS

BlackRock Hedge Fund Guided Portfolio Solution

Class A Shares

Class I Shares

BlackRock Hedge Fund Guided Portfolio Solution (the “Fund”) is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund has no operating history.

The Fund’s investment objective is to seek, over time, absolute and risk-adjusted returns that exhibit low volatility and low-to-moderate correlation to global equity and fixed income markets, while preserving capital.

(continued on inside front cover)

Investments in the Fund may be made only by “Eligible Investors.” Although common shares of beneficial interest of the Fund (the “Shares”) will be registered under the Securities Act of 1933 (the “1933 Act”), only investors that satisfy the definition of “accredited investor” as defined in Regulation D under the 1933 Act are considered Eligible Investors. Eligible Investors who subscribe for Shares and whose subscriptions are accepted by the Fund or its delegate will become shareholders.

Investing in the Shares involves certain risks, including the possible loss of the entire principal amount that you invest. See the “General Risks” section beginning on page 39 of this Prospectus. Certain of these risks are summarized in “Summary—Risk Factors” beginning on page 4. You should carefully consider these risks together with all of the other information contained in this Prospectus before making a decision to purchase the Shares.

◾	The Fund has no operating history. The Shares will not be listed for trading on any securities exchange. Investors should consider Shares of the Fund to be an illiquid investment.

◾	Investing in the Shares may be speculative and involve a high degree of risk.

◾

The Shares are not redeemable at an investor’s option nor are they exchangeable for shares of any other fund. Although the Fund may offer to repurchase Shares from time to time, the frequency and timing of any repurchase offers are subject to the discretion of the Board.

◾

Because the Shares will not be listed on a securities exchange, you should not expect to be able to sell your Shares when and/or in the amount desired, regardless of how the Fund performs and, as a result, you may be unable to reduce your exposure during any market downturn.

◾	The Fund is designed primarily for long-term investors.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

	Price to Public(1)	Maximum Sales Load(2)	Proceeds to Fund(3)
Per Class I Share	At current NAV	None	Amount invested at NAV
Per Class A Share	At current NAV	None	Amount invested at NAV
Total	$[●]		Up to $[●](4)

(notes on inside front cover)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The date of this Prospectus is [●], 2020.

(notes from previous page)

(1)

Class A Shares and Class I Shares are continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share. The minimum initial investment is $25,000 for Class A Shares and $10,000 for Class I Shares, and the minimum subsequent investment is $1,000 for each class of Shares. In certain instances, the Fund may waive or reduce the minimum initial investment amount or subsequent minimum investment amounts. See “Plan of Distribution.”

(2)

BlackRock Investments, LLC (the “Distributor”) acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through brokers or dealers (“financial intermediaries”) that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, if you buy Class A Shares or Class I Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Investors should consult with their financial intermediaries about any transaction or other fees their Financial Intermediaries might impose on each class of Shares.

The Fund pays out of its own assets an on-going distribution fee to the Distributor with respect to the distribution of Class A Shares of the Fund. The Distributor generally pays substantially all of these on-going fees to financial intermediaries whose customers hold Class A Shares through the applicable financial intermediary; thus, the amounts of such payments may vary among the financial intermediaries. The Distributor may, however, retain all or a portion of the on-going distribution fee in certain instances. The amount of the on-going distribution fee is at an annual rate equal to [•]% of the Fund’s month-end NAV attributable to Class A Shares.

(3)

BlackRock Advisors LLC, the Fund’s investment adviser (the “Advisor”), has agreed to pay the Fund’s initial organizational expenses up to an amount of $[•]. All initial organizational expenses in excess of that amount will be borne by the Fund and its shareholders. The Fund, and not the Advisor, will bear ongoing offering expenses associated with the Fund’s continuous offering. See “Summary of Fund Expenses.”

(4)	Total Proceeds to the Fund assumes the sale of all Shares registered under this registration statement.

(notes from previous page)

The Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets to private investment vehicles managed by third-party investment management firms. It is expected that the underlying portfolio funds in which the Fund invests will pursue a range of “alternative” investment strategies included in four primary hedge fund strategies: Equity Hedge, Event Driven, Relative Value, and Macro. The Fund cannot guarantee that its investment objective will be achieved or that its portfolio design and risk monitoring strategies will be successful. Investors may lose the entire value of their investment in the Fund.

Shares are generally available for purchase as of the first Business Day (as defined below) of each calendar month, except that Shares may be made available for purchase more or less frequently as determined by the Fund’s Board of Trustees (the “Board”) in its sole discretion. For purposes of this Prospectus, “Business Day” means a day on which the New York Stock Exchange is open for trading. No person who is admitted as a shareholder will have the right to require the Fund to redeem such shareholder’s Shares.

The Fund calculates its NAV as of the close of business on the last Business Day of each calendar month, within approximately 30 calendar days after the last Business Day of such month, and at such other times as the Board may determine. Shareholders desiring to obtain the Fund’s most recently calculated NAV may contact the Fund’s administrator, [                ], at [                ]. The Fund’s most recently calculated NAV can also be obtained by visiting www.blackrock.com [and clicking on “Products – Alternative Investments.”]

****

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund and materials incorporated by reference have been filed with the SEC and are available upon either written or oral request, free of charge, by calling [(800) 882-0052], by writing to the Fund, or may be found on the SEC’s website at www.sec.gov. You may also request a copy of this Prospectus, annual and semi-annual reports, other information about the Fund, and/or make investor inquiries by calling [(800) 882-0052], or by writing to the Fund. The Fund also makes this Prospectus, annual and semi-annual reports and other information regarding the Fund available, free of charge, [under “Products — Alternative Investments”] at www.blackrock.com and BlackRock will update performance and certain other data for the Fund on a monthly basis on its website [under “Products — Alternative Investments”] at www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This and any other reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this Prospectus.

[Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial

ii

intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 882-0052 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.]

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

You should rely only on the information contained in this Prospectus. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus or another date set forth in this Prospectus.

iii

i

SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund (as defined below). Before investing in the Fund, you should carefully read the more detailed information appearing elsewhere in this Prospectus.

The Fund	BlackRock Hedge Fund Guided Portfolio Solution (the “Fund”) is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund has no operating history. BlackRock Advisors, LLC (the “Advisor”) serves as the Fund’s investment adviser.

The Offering	The Fund currently offers two classes of common shares of beneficial interest (“Shares”) of the Fund: Class I Shares and Class A Shares, each of which is subject to different fees and expenses, which may affect performance. Generally, Shares are continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share. The minimum initial investment is $25,000 for Class A Shares and $10,000 for Class I Shares, and the minimum subsequent investment is $1,000 for each class of Shares. In certain instances, the Fund may waive or reduce the minimum initial investment amount or subsequent minimum investment amounts. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. The Fund may offer other additional classes of Shares in the future with fees and expenses that differ from the classes of Shares described in this Prospectus. See “The Offering.”

Although the Shares are registered under the Securities Act of 1933 (the “1933 Act”), the Shares are sold only to “accredited investors” as defined in Regulation D under the 1933 Act.

Shares are offered for purchase as of the first Business Day of each month or at such other times as determined in the discretion of the Fund’s Board of Trustees (the “Board”). For purposes of this Prospectus, a “Business Day” means a day on which the New York Stock Exchange is open for trading. Although the Fund may offer to repurchase Shares quarterly, subject to the discretion of the Board, Shares are not redeemable at an investor’s option nor are they exchangeable for shares of any other fund, nor can there be any assurance that the Fund will conduct tender offers on a quarterly basis or at all. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares in a timely manner or at all. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the risks involved in investing in the Fund.

Investment Objective	The Fund’s investment objective is to seek, over time, absolute and risk-adjusted returns that exhibit low volatility and low-to-moderate correlation to global equity and fixed income markets, while preserving capital. The Fund cannot guarantee that its investment objective will be achieved, or that its portfolio design and risk monitoring strategies will be successful. Investors may lose the entire value of their investment in the Fund. If the Board determines that the Fund’s investment objective should be changed, shareholders of the Fund will be given written notice no later than concurrently with the Fund’s next tender offer. Such change, however, can be effected without shareholder approval. See “Investment Objective.”

Investment Strategies

The Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets to private investment vehicles (“Portfolio Funds”) managed by third-party investment management firms not affiliated with the Advisor (each, a “Manager”). It is expected that the Portfolio Funds in which the Fund invests will pursue a range of “alternative” investment strategies included in four primary hedge fund strategies: Equity Hedge, Event Driven, Relative Value, and Macro. The Fund may employ allocation targets for specific strategies. The targeted allocations will vary depending on a variety of factors, including current market conditions, and the Fund may alter its targeted allocations at any time. The Fund may invest directly in Portfolio Funds or may do so indirectly by investing in derivative instruments or participating in contractual relationships whereby any associated payments or receipts may be based on some or all of the change in value of one or more Portfolio Funds.

The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Portfolio Funds. The Fund will provide shareholders with at least 60 days prior notice of any change in the policy.

The Fund’s portfolio managers, who are part of BlackRock Alternative Advisors (“BAA”), have full discretionary authority over investing the Fund’s portfolio, including discretion with respect to allocations to Portfolio Funds and rebalancing the Fund’s allocations to Portfolio Funds. BAA, a business unit representing the hedge fund solutions platform for BlackRock, Inc., the ultimate parent of the Advisor, has established an investment committee (the “BAA Investment Committee”) consisting of senior personnel of BAA. Generally, the BAA Investment Committee establishes investment policies for BAA and provides general oversight of BAA’s portfolio managers, including the Fund’s portfolio managers, and BAA’s portfolios and accounts, including the Fund.

The following generally summarizes the investment strategies employed by the Portfolio Funds in which the Fund may invest. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Managers.

•   Equity Hedge: Portfolio Funds that pursue an equity hedge strategy maintain positions both long and short, normally with a primary focus on equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can also be broadly diversified or narrowly focused on specific sectors or industries and can range broadly in terms of the level of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Portfolio Funds pursuing an equity hedge strategy would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

•   Event Driven: Portfolio Funds that pursue an event driven investment strategy generally maintain positions in companies currently or prospectively involved in a wide variety of corporate transactions including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuances or other capital structure adjustments. The Portfolio Funds may hold security types ranging from the most senior in the capital structure to the most junior or subordinated. Event driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses of Managers that pursue an event driven strategy are typically based on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

•   Relative Value: Portfolio Funds that pursue a relative value strategy maintain positions where the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Portfolio Funds pursuing a relative value strategy employ a variety of fundamental and quantitative techniques. Portfolio holdings range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the Manager. Relative value positions may involve corporate transactions, but as opposed to Event Driven exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, instead of the outcome of the corporate transaction.

•   Macro: Macro Portfolio Funds employ a broad range of strategies where the investment process is predicated on movements in underlying economic variables and the impact of these movements on equity, fixed income, hard currency and commodity markets. Macro Portfolio Funds employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long- and short-term holding periods. Although some strategies employ relative value techniques, macro strategies are distinct from relative value strategies in that the primary investment thesis is based on predicted future movements in the underlying instruments, rather than realization of a valuation discrepancy between securities. In a similar way, while both macro and equity hedge Managers may hold equity securities, the overriding investment thesis for macro strategies is predicated on the impact that movements in macroeconomic variables may have on security prices, as opposed to equity hedge, in which the fundamental characteristics of an issuer that are the most significant are integral to the investment thesis.

While an allocation to Portfolio Funds employing the strategies described above is designed to provide the Fund with the flexibility to have a broad-based portfolio of alternative investments, the Advisor may decide not to invest, through its allocation of the Fund’s assets to Portfolio Funds, in certain asset categories or strategies, in particular certain less-liquid hedge fund strategies. Decisions on how to most appropriately characterize a Portfolio Fund are made by the Advisor in its sole discretion. In addition, while the Fund may take advantage of the full range of strategies described above (and other strategies as made available), it is not required to do so, nor is it required to invest any particular percentage of its assets in any single strategy or any combination of the foregoing. The Advisor may seek to identify and utilize new strategies and sub-strategies that it believes may generate attractive long-term risk-adjusted returns, and may invest in Portfolio Funds utilizing any number of strategies. The foregoing list is not intended to be exhaustive, and the strategies utilized by the Fund may evolve over time. The Advisor anticipates investing in only some of the strategies described above at any one time and switching among them based upon, among other things, the Advisor’s evaluation of market conditions, available investment opportunities and the assets it believes will be successful in light of these conditions. See “Investment Strategies.”

Additionally, as part of its normal operations, the Fund may hold cash, short-term debt securities or money market securities pending investments or when it expects to need cash to pay shareholders who tender their Shares.

The hedge fund strategies described herein are subject to various risks described throughout this Prospectus. There can be no assurance that the Managers will be successful in implementing these strategies or that these strategies will achieve their desired results. Consequently, you could lose all or substantially all of your investment in the Fund. See “General Risks.”

Risk Factors	The Fund’s investment program entails risk. There can be no assurance that the investment objective of the Fund or those of the Portfolio Funds in which the Fund invests will be achieved or that their investment programs will be successful.

A summary of certain risks associated with an investment in the Fund is set forth below. It is not complete and you should read and consider carefully the more detailed list of risks described below under “General Risks” before purchasing Shares.

(a)   The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation among Portfolio Funds and in selecting the best mix of Managers. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, value or market trends affecting a particular Manager or Portfolio Fund strategy is incorrect. The various Portfolio Fund strategies may not always be complementary, which could adversely affect the performance of the Fund.

(b)   Investments in Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups, gates and/or redemption fees. The Fund’s ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited, and such restrictions will limit the Fund’s flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, and such suspensions may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Portfolio Funds may also impose “gates,” which are limitations on the amount of a Portfolio Fund’s net assets that may be redeemed in any one redemption cycle. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. See “General Risks — Risks Related to an Investment in the Shares — Liquidity of Shares” and “General Risks — Risks Related to Portfolio Funds — Limited Liquidity.”

(c)   The Fund’s investments in Portfolio Funds are ordinarily valued based upon valuations provided by the Managers of such Portfolio Funds or, in many cases, the administrators of those Portfolio Funds. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Managers and/or their administrators. A Manager may face a conflict of interest in valuing such securities since their values affect the Manager’s compensation. The Advisor will review and perform due diligence on the valuation procedures used by each Portfolio Manager and BAA will monitor the returns provided by the Portfolio Funds. However, neither the Advisor nor the Board is able to confirm the accuracy of valuations provided by Managers or their administrators. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares, which determine the value at which investors acquire Shares of the Fund and the amounts that shareholders receive upon any repurchases of Shares by the Fund. Illiquid investments may be harder to value, potentially increasing risks regarding valuation. See “Calculation of Net Asset Value; Valuation” and “General Risks — Risks Related to Portfolio Funds — Portfolio Valuation.”

(d)   Some of the Portfolio Funds may hold a portion of their investments, in particular investments that are illiquid, in so-called “side pockets.” Side pockets are sub-funds or other special allocations within a Portfolio Fund that create a structure to invest in illiquid or hard to value securities or other investments and are valued independently from the general portfolio with distinct allocation, distribution and redemption terms and are generally held only by those investors existing at the time of investment or at the time the side pocket is created. There is no limit to the amount that the Fund may invest in Portfolio Funds with side pockets nor on the aggregate size of side pockets. Were the Fund to request redemption from a Portfolio Fund that distributed side pocket(s) to satisfy a portion of such redemption, the portion of the Fund’s interest in the Portfolio Fund’s side pockets would generally require a much longer period of time to realize than the redemption from the main portfolio and, during the period of liquidation of the side pockets, the Fund would remain invested in the side pockets and subject to subsequent market fluctuation in the value of the side pockets. In addition, Portfolio Funds may also establish side pockets or other liquidity management allocations at the time a redemption request is made that are intended to reflect that portion of the Portfolio Fund’s investments that are deemed illiquid at that time. To the extent such redemption side pockets are created, the Fund would similarly be subject to an extended liquidation period, market risk and valuation risk. See “General Risks — Risks Related to an Investment in the Shares — Liquidity of Shares” and

“General Risks — Risks Related to Portfolio Funds — Portfolio Valuation.”

(e)   Shares are not and will not be listed for trading on any national securities exchange, are subject to substantial restrictions on transfer and have limited liquidity. Although the Advisor anticipates recommending to the Board that the Fund offer to repurchase Shares on a quarterly basis, the Board retains the discretion to approve such requests and, therefore, there is no requirement that the Fund offer to repurchase Shares. The Fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions. Accordingly, there can be no assurance that any such tender offer will be conducted on a quarterly basis or at all, or that a shareholder who requests the repurchase of all or a portion of its Shares will have such Shares repurchased. See “Repurchases of Shares” and “General Risks — Risks Related to an Investment in the Shares — Liquidity of Shares” and “General Risks — Risks Related to an Investment in the Shares — Repurchases of Shares; Liquidation Scenarios.”

(f)   The Portfolio Funds may use investment strategies and techniques that involve greater risks than the strategies typically used by registered investment companies. Portfolio Funds invest in equity and debt securities, and frequently also invest in and trade in other types of securities or instruments including equity-related instruments, debt-related instruments, currencies, financial futures, swap agreements, commodities or real estate securities and funds. In addition, the Portfolio Funds may sell securities short and use a wide range of other investment techniques, including leverage, securities lending and derivative instruments used for both hedging and non-hedging purposes. The use of such instruments, leverage and techniques may be an integral part of a Portfolio Fund’s investment strategy, and may increase the risk to which the Fund’s portfolio is subject. See “General Risks — Risks Related to the Investment Strategies of the Portfolio Funds” And “General Risks — Risks Related to Portfolio Funds.”

(g)   The strategies used by the Managers may fail to deliver the desired returns. The Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models and assumptions, and enter into other strategies intended, among other things, to affect a Portfolio Fund’s performance, while targeting risk levels. There can be no assurance that the Managers will succeed in achieving any goal related to these practices. The Managers may be unable or may choose in their judgment not to seek to achieve these goals. Consequently, you could lose all or substantially all of your investment in the Fund. In addition, each of the strategies employed by the Managers are generally subject to their own unique risks. See “General Risks — Risks Related to the Investment Strategies of the Portfolio Funds.”

(h)   The Managers, on behalf of Portfolio Funds, may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin and other techniques that may involve or be similar in effect to leverage in their investment programs. Such investment techniques can substantially increase the adverse impact of investment risks to which the Fund’s investment portfolio may be subject. See “General Risks — Risks Related to Strategic Transactions” and “General Risks — Risks Related to the Investment Strategies of the Portfolio Funds — Leverage Risk.”

(i) Certain of the Portfolio Funds may invest in private securities for which there is no readily available market and that are generally illiquid. In addition, certain of these investments carry a high degree of risk. See “General Risks — Risks Related to Portfolio Funds — Limited Liquidity.”

(j) The Portfolio Funds may invest in particularly risky investments. As a result, the Portfolio Funds may lose all or substantially all of their investment in any particular instance, which would have an adverse effect on the Fund and its shareholders. In addition, there is no minimum credit standard which is a prerequisite to many Portfolio Funds’ acquisition of any security, and the debt securities in which the Portfolio Funds are permitted to invest may be less than investment grade and may be considered to be “high yield” or “junk” bonds. Securities in the non-investment grade categories are subject to greater risk of loss of principal and interest than higher rated securities and may be considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. See “General Risks — Risk Related to the Investment Strategy — Low Credit Quality Securities.”

(k)   The Portfolio Funds may invest a substantial portion of their assets in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including, but not limited to, political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments. See “General Risks — Risks Related to the Investment Strategies of the Portfolio Funds — Non-U.S. Investments” and “— Emerging Markets.”

(l) Certain of the Portfolio Funds in which the Fund invests may have limited or no operating histories. See “General Risks — Risks Related to Portfolio Funds — No Prior Operating History.”

(m) The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the fees charged to the Fund by the Advisor. Moreover, an investor in the Fund will indirectly bear a proportionate share of the expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, an investor in the Fund may be subject to higher operating expenses than if the investor invested in the Portfolio Funds directly. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds See “General Risks — Risks Related to Portfolio Funds — Multiple Levels of Expense.”

(n)   Performance-based fees charged by Managers of the Portfolio Funds may create incentives for the Managers to make risky investments, and may be payable by the Fund to a Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. See “General Risks — Risks Related to Portfolio Funds — Performance Fees and Management Fees.”

(o)   Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. See “General Risks — Risks Related to Portfolio Funds — Registration under the 1940 Act and Advisers Act.”

(p)   Because certain Portfolio Funds in which the Fund invests may provide infrequent opportunities to purchase their securities, the Fund may hold significant amounts of cash, short-term debt securities or money market securities pending investment in such Portfolio Funds, which could materially adversely affect the Fund’s investment returns. See “Investment Strategies — Cash Strategies.”

(q)   The subscription agreement governing the terms of an investment in a Portfolio Fund generally includes an indemnification by the investor to the Portfolio Fund for breaches of representations and warranties made by the investor in the subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s (i.e., the Fund’s) investment in a Portfolio Fund. See “General Risks — Risks Related to Portfolio Funds — Indemnification of Portfolio Funds.”

(r)   There is a risk that the Fund may be precluded from investing in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a quarterly basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Similarly, because of the Advisor’s actual and potential fiduciary duties to its current and future clients, the Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, the Advisor may believe that the Fund’s disclosure obligations or other regulatory implications under the 1940 Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed by BlackRock to become affiliated persons of a Portfolio Fund under the 1940 Act and prevent them from engaging in certain transactions. The Fund may invest in a non-voting class of a Portfolio Fund’s interests or forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the 1940 Act. The Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio, or may withdraw an existing investment in a Portfolio Fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund and the Advisor’s other clients if such an investment was made or maintained. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds, or in the same or similar Portfolio Funds but on different and potentially less advantageous terms, than other clients of the Advisor. See “General Risks — Risks Related to Portfolio Funds — Limits on Investing in Portfolio Funds.”

(s)   The Fund may elect to invest in a non-voting class of a Portfolio Fund’s interests or by contract may waive those voting rights associated with the investment in an effort to prevent the Fund from becoming an “affiliated person” of the Portfolio Fund for purposes of the 1940 Act. The Fund’s practices regarding investments in non-voting securities or waivers of voting rights may prevent the Fund from participating in voting on a particular issue to the full extent of its economic interest, including limiting its ability to affect the outcome of matters that could materially adversely affect its investment in a Portfolio Fund. In certain circumstances, this could have a material adverse effect on the Fund. See “General Risks — Risks Related to Portfolio Funds — Non-Voting Securities.”

(t) The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. Although the Advisor follows a general policy of seeking to spread the Fund’s capital among multiple Portfolio Funds, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund’s assets. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund’s NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.

(u)   The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (the “EU”) or the European Monetary Union (the “EMU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.

(v)   Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund or a Portfolio Fund, including by making valuation of some of a Portfolio Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in a Portfolio Fund’s holdings. See “General Risks — Risks Related to the Fund — Risks Associated with Recent Market Events.”

(w)  In December 2019, a novel strain of coronavirus (sometimes referred to as “COVID-19”) surfaced in Wuhan, China, and has now developed into a global pandemic. The pandemic has resulted in the closure of many corporate offices, retail stores, and manufacturing facilities and factories globally and has resulted in the closing of borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The long-term impact of this coronavirus pandemic on individual companies, the economies of many nations and global markets is difficult to predict, and the extent to which the pandemic may negatively affect the Fund’s or a Portfolio Fund’s performance or the duration of any potential business disruption is uncertain. Despite actions of the U.S. federal government and foreign governments, the uncertainty surrounding the COVID-19 pandemic and other factors has contributed to significant volatility and declines in the global public equity markets and global debt capital markets. It is virtually impossible to determine the ultimate impact of COVID-19 at this time. Accordingly, an investment in the Fund is subject to an elevated degree of risk as compared to other market environments.

(x)   On June 23, 2016, the United Kingdom (“UK”) held a referendum on whether to remain a member state of the EU, in which voters favored the UK’s withdrawal from the EU, an event widely referred to as “Brexit,” which triggered a two-year period of negotiations on the terms of withdrawal. The formal notification to the European Council required under Article 50 of the Treaty on EU was made on March 29, 2017, following which the terms of exit were negotiated. Pursuant to an agreement between the UK and the EU, the UK formally withdrew from the EU on January 31, 2020, subject to a transitional period ending December 31, 2020. The longer term economic, legal, political and social framework to be put in place between the UK and the EU are unclear at this stage, remain subject to negotiation and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. During this period of uncertainty, the negative impact on not only the UK and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. It is possible, that certain economic activity will be curtailed until some signs of clarity begin to emerge, including negotiations around the terms for the

UK’s exit out of the EU. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

(y)   The recent instability in the financial markets has led the U.S. Government and certain foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity, including through direct purchases of equity and debt securities. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund or a Portfolio Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s or a Portfolio Fund’s ability to achieve its investment objectives. See “General Risks — Risks Related to the Fund — Regulation and Government Intervention Risk.”

(z)   The Dodd-Frank Act contained sweeping financial legislation regarding the operation of banks, private fund managers and other financial institutions and included provisions regarding, among other things, the regulation of derivatives, the identification, monitoring and prophylactic regulation of systemic risks to financial markets, and the regulation of proprietary trading and investment activity of banking institutions. The potential impact of additional future legislation or regulation affecting the Advisor or the Managers is uncertain, and the Advisor and the Fund and/or the Managers and the Portfolio Funds may be affected by governmental action in ways that are unforeseeable. In particular, the change in the U.S. presidential administration could significantly impact the regulation of the United States financial markets. See “General Risks — Risks Related to the Fund — Regulation and Government Intervention Risk”, “General Risks — Risks Related to Strategic Transactions — General” and “General Risks — Risks Related to Portfolio Funds — Registration under the 1940 Act and Advisers Act.”

(aa)  Aggressive insider trading probes by federal authorities, including the SEC and the Department of Justice, have occurred in the past and may recur in the future. These investigations have focused on managers of pooled investment vehicles, such as hedge funds and mutual funds. The implication of any of the Managers in an insider trading probe is likely to have an immediate and material adverse effect on such Managers and may result in investors seeking to redeem en masse from any such Manager’s Portfolio Funds, thereby materially impairing the value and liquidity of the Fund’s positions in such Portfolio Funds. Any such mass redemption requests are likely to result in Managers liquidating Portfolio Funds’ holdings at inopportune times and/or prices and are likely to result in suspensions of redemptions and/or the imposition of redemption gates.

(bb) Legal, tax and regulatory changes may occur which may materially adversely affect the Fund. See “General Risks — Risks Related to the Fund — Legal, Tax and Regulatory Risks”, “General Risks — Risks Related to the Fund — Regulation and Government Intervention Risk” and “Certain U.S. Federal Income Tax Considerations.” Additionally, there are certain tax risks associated with an investment in the Fund, including without limitation risks with respect to tax positions taken by and tax estimates made by the Fund and the Portfolio Funds held by the Fund, as well as the potential for legislative or regulatory change that could impact the Fund. There can be no assurance that positions taken or estimates made by the Fund or the Portfolio Funds will be accepted by tax authorities. See “Certain U.S. Federal Income Tax Considerations.”

(cc)  To qualify for the favorable U.S. federal income tax treatment generally accorded to “regulated investment companies” (“RICs”), the Fund must, among other things, satisfy quarterly asset diversification requirements, derive in each taxable year at least 90% of its gross income from certain prescribed sources, and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). For the purpose of satisfying these requirements, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund invests that are classified as partnerships for U.S. federal income tax purposes. The Fund might not be able to make an investment or might face difficulty in satisfying the requirements of Subchapter M of the Code if complete and timely information from or about such an investment cannot be obtained. In addition, in order to satisfy the 90% distribution requirement described above, the Fund may be required to make a distribution to its shareholders of amounts included in income with respect to such an investment even if the Fund does not receive any corresponding cash amount. If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions (including distributions of net capital gain) would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Even if the Fund satisfies the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).

The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (the “IRS”) and the U.S. Treasury Department. The Fund cannot predict how any changes in the tax laws might affect its investors or the Fund itself. New legislation,

U.S. Treasury regulations, administrative interpretations or court decisions, with or without retroactive application, could significantly and negatively affect the Fund’s ability to qualify as a RIC or the U.S. federal income tax consequences to its investors and itself of such qualification, or could have other adverse consequences. You are urged to consult with your tax advisor with respect to the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the Fund’s shares.

(dd)  The Fund anticipates that substantially all of the Portfolio Funds in which it invests will be treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. The Fund will be subject to certain risks associated with its strategy of investing in PFICs. For example, the special rules governing PFICs will generally require the Fund to recognize taxable income without a corresponding receipt of cash. Since the Fund will recognize taxable income without a corresponding receipt of cash by reason of investing in PFICs, the Fund will have greater difficulty satisfying its annual distribution requirements in order to qualify for taxation as a RIC. Even if the Fund remains qualified as a RIC for U.S. federal income tax purposes, it will be subject to corporate level U.S. federal income and U.S. federal excise taxes on taxable income (and gain), including taxable income without a corresponding receipt of cash, that the Fund does not distribute to holders of its Shares. Although the Fund intends to borrow funds or to redeem a sufficient amount of its investments in PFICs to meet the distribution requirements to maintain its qualification as a RIC and minimize U.S. federal income and excise taxes, no assurance can be given in this regard.

The Fund may, to the extent possible under certain circumstances, elect to treat a PFIC as a qualified electing fund (a “QEF”), which would result in the Fund’s recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, regardless of whether the PFIC makes a distribution to the Fund.

To the extent the Fund cannot elect QEF treatment or to the extent such treatment is not optimal, the Fund may elect to “mark to market” shares that it holds in PFICs at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year over their adjusted basis. Any mark-to-market losses the Fund recognizes with respect to its investments in PFICs will be treated as ordinary losses. Any loss from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a mark-to-market election will be treated as ordinary loss to the extent of any net (i.e., unreversed) mark-to-market gains included in the Fund’s gross income for prior taxable years with respect to such PFIC shares, and the balance of such loss (if any) will generally be treated as a capital loss.

The Fund, however, would not likely get the benefit of any such capital loss, as a capital loss can only be used to offset a capital gain, and the Fund will not, under the PFIC mark-to-market rules, generate any capital gains with respect to its PFIC shares. Although a RIC is permitted to carry forward a net capital loss, a RIC is not permitted to carry forward a net operating loss. Accordingly, to the extent any mark-to-market PFIC losses, including losses from the Fund’s actual sales of PFIC shares, create or increase a net operating loss of the Fund for a given taxable year, the Fund will not realize any tax benefit from such PFIC losses because the Fund will not be allowed to carry forward such PFIC losses to offset taxable income in future taxable years. In addition, the Fund will be required to reduce its adjusted tax basis in its PFIC shares by the amount of mark-to-market PFIC losses even if the Fund realizes no tax benefit from such mark-to-market PFIC losses, which would be the case if such mark-to-market PFIC losses create or increase a net operating loss of the Fund. In this situation, the Fund’s future gross income will be increased (or its future loss will be decreased) by reason of any reduction of the Fund’s adjusted tax basis in its PFIC shares for such unusable mark-to-market PFIC losses. Thus, unusable mark-to-market PFIC losses and unusable losses from the Fund’s actual sales of PFIC shares produce the adverse tax result of double taxation to the Fund and thus holders of its Shares.

For a more complete description of these and other tax considerations, see “Certain U.S. Federal Income Tax Considerations.”

(ee)  [The Portfolio Funds may use derivatives that are subject to regulation by the Commodity Futures Trading Commission (the “CFTC”). Because of this exposure to CFTC-regulated derivatives, the Advisor could become subject to regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, the Advisor expects to claim relief from registration as a CPO with respect to the Fund. As of the date of this Prospectus, there is no certainty that the Advisor will be able to continue to rely on this relief or any other available exemptions or exclusions from CPO registration in the future.]

No assurance can be given that the Fund’s and/or the Portfolio Funds’ investment strategies will be successful or that the Fund will be able to achieve its investment objective. Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if it can sustain a complete loss of its investment. An investment in the Fund should be viewed only as part of an overall investment program.

Board of Trustees	The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. Any vacancy on the Board may be filled by the Board’s remaining trustees, except to the extent the 1940 Act requires the election of trustees by the shareholders. A majority of the Board’s trustees are not “interested persons” (as defined by the 1940 Act) of the Fund. See “Management of the Fund.”

The Advisor	BlackRock Advisors, LLC is the Fund’s investment adviser. The Advisor is a subsidiary of BlackRock, Inc. The Advisor provides certain day-to-day investment management services to the Fund. The Advisor receives an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to [●]% of the Fund’s month-end NAV. See “Management of the Fund — Advisor,” “Management of the Fund — Investment Management Agreement.”

Expense Limitation Agreement	The Fund has entered into an Expense Limitation Agreement (the “Expense Agreement”) in which the Advisor has agreed to pay certain operating and other expenses of the Fund in order to maintain certain expenses below [●]% of the Fund’s average month-end net assets (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund, but the Fund will not reimburse any amount if doing so would result in its covered expenses exceeding the Expense Cap. The recoupment arrangement will terminate on [●]. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on [●]. The Expense Agreement may be terminated prior to [●] only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” in the Prospectus for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

Custodian	[ ] serves as the Fund’s custodian (the “Custodian”). See “Custodian.”

Administrator	[ ] has been appointed by the Fund to provide certain administrative, accounting, transfer agency and investor services to the Fund (the “Administrator”). Fees payable to the Administrator for these services, and reimbursement for the Administrator’s out-of-pocket expenses, are paid by the Fund and reduce the Fund’s net assets.

See “Administration, Accounting and Investor Services Agreements.”

Distribution Agreements	The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”) to provide for distribution of the Shares. The Distribution Agreement provides that the Distributor will appoint financial intermediaries to sell Shares on behalf of the Fund on a reasonable best efforts basis. Shares currently are available to be purchased only through financial intermediaries that have entered into a selling agreement with the Distributor. Financial intermediaries that sell Shares may impose fees, terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions imposed by the Fund. Any fees, terms and conditions imposed by the financial intermediaries may affect or limit an investor’s ability to subscribe for Shares or tender Shares for repurchase or otherwise transact business with the Fund.

The Fund pays out of its own assets an on-going distribution fee to the Distributor in respect of the distribution of Class A Shares of the Fund. The Distributor generally pays substantially all of these on-going fees to financial intermediaries whose customers hold Class A Shares through the applicable financial intermediary; thus, the amounts of such payments may vary among the financial intermediaries. The Distributor may, however, retain all or a portion of the on-going distribution fee in certain instances. The amount of the on-going distribution fee is at an annual rate equal to [●]% of the Fund’s month-end NAV attributable to Class A Shares.

In addition, the Advisor or its affiliates may pay, out of their own assets, additional compensation to financial intermediaries in connection with the placement of Shares or the servicing of shareholder accounts (including to certain registered representatives of the Distributor that participate in the marketing of the Shares).

The Fund has adopted a distribution plan (the “Distribution Plan”) with respect to the Class A Shares and in so doing has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company. The Fund pays the on-going distribution fee discussed above pursuant to the Distribution Plan and in connection with the sale and distribution of the Class A Shares. The compensation of financial intermediaries in connection with selling Shares is governed by Financial Industry Regulatory Authority Inc. (“FINRA”) rules. See “Plan of Distribution.”

Purchasing Shares	The Fund intends to engage in a continuous offering of two classes of Shares of the Fund: Class I Shares and Class A Shares. Class I Shares are eligible for purchase by individual investors and institutions purchasing Class I Shares through a financial intermediary or platform that has entered into a servicing or selling agreement with the Distributor and where such investor compensates such intermediary directly through means of a managed account program, wrap account or similar arrangement. Class A Shares are eligible for purchase by investors through brokerage accounts maintained with financial intermediaries. The Fund may in the future register and include other classes of Shares in the offering.

Shares are offered as of the first Business Day of each calendar month (the “Subscription Date”) at a price equal to the Fund’s NAV per Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date, except that the Fund may offer Shares more or less frequently as determined by the Board. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, if you buy Class A Shares or Class I Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Investors should consult with their financial intermediaries about any transaction or other fees their financial intermediaries might impose on each class of Shares.

Financial intermediaries may impose fees, terms and conditions on their customers’ accounts and investments in the Fund that are in addition to the terms and conditions imposed by the Fund. Investors should direct any questions regarding any transaction or other fees to the relevant financial intermediary.

The minimum initial investment from each investor is $25,000 for Class A Shares and $10,000 for Class I Shares, and minimum subsequent subscriptions are $1,000 for each class of Shares. In certain instances, the Fund may waive or reduce the minimum initial investment amount or subsequent minimum investment amounts. A financial intermediary may establish higher minimum investment requirements than the Fund. Shares are being offered only to investors that meet all requirements to invest in the Fund. The Fund reserves the right to reject any subscription for Shares, and the Fund may, in its sole discretion, suspend subscriptions for Shares at any time and from time to time.

An investor’s subscription for Shares, once accepted by the Fund, is irrevocable by the investor and will generally require the investor to maintain its investment in the Fund until such time, if any, as the Fund repurchases the Shares in a tender offer. The Board may, in its discretion, cause the Fund to repurchase all of the Shares held by a shareholder if the total value of the shareholder’s Shares, as a result of the shareholder transferring Shares or participating in a tender offer by the Fund, is less than the minimum initial subscription amount or for other reasons as determined by the Board.

In order to subscribe for Shares, an investor must complete and provide for the delivery of a completed Fund subscription agreement (“Subscription Agreement”) to the financial intermediary through which such investor is subscribing for Shares at least five (5) Business Days prior to the Subscription Date or by such other date as determined by the Fund in its discretion and communicated to the investor. A shareholder generally may subscribe for additional Shares by completing an additional Subscription Agreement, unless otherwise determined by the Advisor. All purchases are subject to immediately available funds in the full amount of the purchase being available in an investor’s account with its financial intermediary at least three (3) Business Days prior to the applicable Subscription Date or such other date as the Fund may determine in its discretion and communicate to investors (the “Funding Deadline”). At the close of business on the day on which the Funding Deadline occurs, the Fund will either accept or reject an investor’s subscription and, if accepted, the investor’s subscription amount will be credited to the Fund’s account. The investor, however, will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) until the Subscription Date. An investor will become a shareholder of the Fund, and begin to participate in the Fund’s returns, on the Subscription Date. The number of Shares to be received by an investor in respect of any subscription will be based on the Fund’s NAV per Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date in respect of such subscription. An investor’s subscription amount will be credited to the Fund’s account on the day on which the Funding Deadline occurs, although the number of Shares denominating the subscription amount may not be determined until approximately 30 calendar days after the Subscription Date in respect of such subscription. See “Purchasing Shares.”

Eligibility	The Fund intends to sell its Shares only to prospective investors who meet the definition of “accredited investor” as defined in Regulation D under the 1933 Act and any other eligibility requirements set forth in the Subscription Agreement. Investors meeting these requirements are referred to in this Prospectus as “Eligible Investors.” Investors who are “accredited investors,” as defined in Regulation D, are generally persons having an individual income in excess of $200,000 in each of the two most recent fiscal years or joint income with that person’s spouse or spousal equivalent in excess of $300,000 in each of those years and having a reasonable expectation of reaching the same income level in the current year; individuals having a net worth of at least $1 million (excluding the value of that individual’s primary residence) or entities having total assets of at least $5 million, or entities all of whose beneficial owners are themselves accredited investors. Existing shareholders subscribing for additional Shares must be Eligible Investors at the time of each additional subscription. Each prospective investor is required to certify as to such investor’s qualification as an Eligible Investor. See “Eligible Investors.”

Transfers & Transfer Restrictions	The Fund is a closed-end management investment company. Shareholders of the Fund will not have the right to redeem their Shares. In addition, there is no public market for Shares and none is expected to develop. The Fund will not list its Shares on a stock exchange or similar market. With very limited exceptions, Shares are not transferable and liquidity for investments in Shares may be provided only through periodic tender offers, if any, by the Fund, as described below (the Fund, however, is not an “interval fund” within the meaning of Rule 23c-3 under the 1940 Act).

Shares held by shareholders may be transferred only under certain limited circumstances, with the written consent of the Board or its delegatee (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee meets any requirements imposed by the Fund with respect to investor eligibility and suitability, and must be accompanied by transfer and other documentation that the Board or its delegatee may reasonably request. The Board may not consent to a transfer of Shares by a shareholder unless such transfer is to a single transferee or after the transfer of a portion of the Shares, the balance of the account of each of the transferee and transferor is not less than the minimum initial subscription amount. A shareholder who transfers Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

The Board has delegated its decision making authority on transfers, subject to all transfers being in compliance with the 1940 Act, to officers of the Fund and the Advisor. However, such delegation is subject to revocation by the Board at any time. See “Eligible Investors,” “Purchasing Shares” and “Repurchases of Shares — Transfers of Shares.”

No Redemptions; Repurchases of Shares by the Fund	No shareholder or any person acquiring Shares from or through a shareholder will have the right to require the Fund to redeem Shares. The Fund may from time to time offer to repurchase Shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. Each tender offer may be limited and will generally apply to up to [25]% of the net assets of the Fund at that time. If a tender offer is oversubscribed by shareholders, the Fund may decide to repurchase only a pro rata portion of the Shares tendered by each shareholder, or take any other action permitted by the tender offer rules under the Securities Exchange Act of 1934 (the “Exchange Act”) and described in the written tender offer notice to shareholders. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from shareholders quarterly with tender offer Valuation Dates occurring on the last Business Day of March, June, September and December; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The Fund will require that each tendering shareholder tender a minimum of $[●] worth of Shares, subject to the Board’s ability to permit a shareholder to tender a lesser amount in its discretion. The Board has delegated to the Fund’s officers the authority to approve tenders of less than $[●] worth of Shares, subject to periodic reporting to the Board. The Fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions.

The Fund may repurchase Shares, or any portion of them, from a shareholder or any person acquiring Shares from or through a shareholder, without consent or other action by the shareholder or other person under certain prescribed conditions set forth under “Repurchases of Shares.”

Annual Distributions	[The Fund intends to distribute all of its net investment income to shareholders each calendar year (an “Annual Distribution”). Annual Distributions will be made to each shareholder pro rata based on the number of Shares held by such shareholder and will be net of Fund expenses. To maintain its qualification as a RIC, the Fund is required to distribute for each taxable year at least 90% of its net investment income. All net realized capital gains, if any, will be distributed at least annually to shareholders. Shares are issued and outstanding from the initial closing date (or other date on which Shares are issued by the Fund) to the date, if any, on which such Shares are repurchased by the Fund.]

Taxation	The Fund has elected to be treated and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not have to pay corporate level U.S. federal income taxes on any ordinary income (or capital gains, if any) that the Fund distributes to holders of its Shares as dividends for U.S. federal income tax purposes. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income, asset diversification, and distribution requirements. In general, all dividends paid by the Fund will be taxed as ordinary income subject to the highest marginal U.S. federal income tax rates. Thus, Fund dividends will not be eligible for any of the reduced or favorable U.S. federal income tax rates applicable to capital gain dividends or “qualified dividend income” and will not be eligible for the dividends received deduction for corporations. In addition, because (i) the Fund anticipates that substantially all of the Portfolio Funds in which it invests will be treated as PFICs and (ii) the Fund will generally be required to recognize taxable income without a corresponding receipt of cash in respect of its PFIC shares, holders of Shares will generally receive distributions in respect of their Shares each year regardless of whether the Fund has actually received a distribution with respect to or sold any of its PFIC shares. As a result, holders of Shares may recognize taxable income earlier than they would otherwise had no special tax election been made by the Fund with respect to its PFIC shares. See “Certain U.S. Federal Income Tax Considerations.”

Employee Benefit Plans and Other U.S. Tax-Exempt Investors	Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt investors, including employee benefit plans, IRAs and Keogh Plans (each, a tax-exempt entity), generally are eligible to subscribe for Shares. The Fund’s assets will not be deemed to be “plan assets” for purposes of ERISA. See “ERISA Considerations.”

Reports to Shareholders	The Fund anticipates sending shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made or as otherwise required by the 1940 Act.

Anti-Takeover Provisions	The Fund’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. In the unlikely event that Shares of the Fund were listed on a national securities exchange, these provisions could deprive the holders of Shares of opportunities to sell their Shares at a premium over the then-current NAV. See “Additional Information and Summary of the Agreement and Declaration of Trust.”

Independent Registered Public Accounting Firm	[ ] has been retained as the Fund’s independent registered public accounting firm. See “Accountants and Legal Counsel.”

Term	The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Agreement and Declaration of Trust.

Fiscal Year	For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31.

SUMMARY OF FUND EXPENSES

The following table illustrates the approximate expenses and fees that shareholders are expected to bear directly or indirectly.

	Class A		Class I
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price)(1)	None		None
Annual Expenses (as a percentage of average net assets)
Management Fees	[	●]%	[	●]%
Other Expenses(2)	[	●]%	[	●]%
Distribution Fees(3)	[	●]%	None
Acquired Fund Fees and Expenses(4)	[	●]%	[	●]%
Total Annual Fund Operating Expenses	[	●]%	[	●]%
Fee Waivers and/or Expense Reimbursement(2)	[	(●)]%	[	(●)]%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	[	●]%	[	●]%

(1)

The Distributor acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through financial intermediaries that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine.

(2)

“Other expenses” include, among other things, administration fees, legal fees, the independent registered public accountant’s fees, sub-accounting fees and fees payable to the members of the Board as discussed under “Management of the Fund — Compensation of Trustees.”

The Fund has entered into an Expense Agreement in which the Advisor has agreed to pay certain operating and other expenses of the Fund in order to maintain certain expenses below [●]% of the Fund’s average month-end net assets (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund, but the Fund will not reimburse any amount if doing so would result in its covered expenses exceeding the Expense Cap. The recoupment arrangement will terminate on [●]. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on [●]. The Expense Agreement may be terminated prior to [●] only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

(3)

The Fund pays out of its assets an on-going distribution fee to the Distributor in respect of the distribution of Class A Shares of the Fund. The Distributor generally pays substantially all of these on-going fees to financial intermediaries whose customers hold Class A Shares through the applicable financial intermediary; thus, the amounts of such payments may vary among the financial intermediaries. The Distributor may, however, retain all or a portion of the on-going distribution fee in certain instances. The amount of the on-going distribution fee is at an annual rate equal to [●]% of the Fund’s month-end NAV attributable to Class A Shares.

(4)

The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired

Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management of the Fund,” “Administration, Accounting and Investor Services Agreements,” “Fund Expenses,” “Purchasing Shares” and “Repurchases of Shares.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Fund.

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the investment management fee paid by the Fund.

The purpose of the following example is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. This example is based on the estimated fees and expenses incurred by the Fund, including the Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses. The Expense Agreement for the Fund expires on [●]; thus, the Expense Reimbursement set out in the table above is reflected in this example only for Year 1. The Expense Agreement for the Fund continues from year to year if approved by a majority of the Fund’s Independent Trustees. The Expense Agreement may be terminated prior to [●] only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Actual expenses may be greater or less than those shown and certain shareholders may pay less in total expenses as a result of financial intermediaries providing a credit against the on-going distribution fee in an amount equal to such on-going distribution fee.

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	●]	$	[	●]	$	[	●]	$	[	●]
Class I Shares	$	[	●]	$	[	●]	$	[	●]	$	[	●]

THE FUND

BlackRock Hedge Fund Guided Portfolio Solution (the “Fund”) is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware statutory trust on November 20, 2020, pursuant to a Certificate of Trust governed by the laws of the State of Delaware. The Fund has no operating history.

THE OFFERING

The Fund currently offers two classes of common shares of beneficial interest (“Shares”) of the Fund: Class I Shares and Class A Shares, each of which is subject to different fees and expenses, which may affect performance. Generally, Shares are continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share. The minimum initial investment is $25,000 for Class A Shares and $10,000 for Class I Shares, and the minimum subsequent investment is $1,000 for each class of Shares. In certain instances, the Fund may waive or reduce the minimum initial investment amount or subsequent minimum investment amounts. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. The Fund may offer other additional classes of Shares in the future with fees and expenses that differ from the classes of Shares described in this Prospectus.

Although the Shares are registered under the Securities Act of 1933 (the “1933 Act”), the Shares are sold only to “accredited investors” as defined in Regulation D under the 1933 Act. Shares are offered for purchase as of the first Business Day of each month or at such other times as determined in the discretion of the Fund’s Board of Trustees (each member, a “Trustee,” and collectively, the “Board”). For purposes of this Prospectus, a “Business Day” means a day on which the New York Stock Exchange is open for trading. Although the Fund may offer to repurchase Shares quarterly, subject to the discretion of the Board, Shares are not redeemable at an investor’s option, nor are they exchangeable for shares of any other fund, nor can there be any assurance that the Fund will conduct tender offers on a quarterly basis or at all. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares in a timely manner or at all. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the risks involved in investing in the Fund.

USE OF PROCEEDS

BlackRock Advisors, LLC (the “Advisor”) currently anticipates that proceeds from the sale of Shares will be used to implement the Fund’s investment program as soon as practicable (but in any event within six months), consistent with market conditions, after receipt of such proceeds by the Fund.

Generally, interests in private funds or other pooled investment vehicles or accounts (which are generally expected to be organized outside the United States) (collectively, the “Portfolio Funds”) are not liquid securities. The owner of such interests is generally permitted to transfer them only with the consent of the general partner (or its equivalent) of the Portfolio Fund. As a result, unlike the markets for common stocks or debt securities, there is not an active secondary market in which the Fund will be able to quickly purchase interests in Portfolio Funds. Pending such investment, it is anticipated that the proceeds will be invested in cash, short-term debt securities or money market securities. Additionally, a portion of the Fund’s assets may be held in cash or other liquid investments as collateral for certain of the Fund’s trading positions (such as swaps or as margin). See “Investment Strategies — Cash Strategies.”

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek, over time, absolute and risk-adjusted returns that exhibit low volatility and low-to-moderate correlation to global equity and fixed income markets, while preserving capital. The Fund cannot guarantee that its investment objective will be achieved or that its portfolio design and risk monitoring strategies will be successful. Investors may lose the entire value of their investment in the Fund.

If the Board determines that the Fund’s investment objective should be changed, shareholders will be given written notice no later than concurrently with the Fund’s next tender offer. Except as otherwise stated in this Prospectus, the investment objective, investment policies, strategies and restrictions of the Fund are not fundamental and may be changed by the Board without the approval of the shareholders. The Fund’s principal investment policies and strategies are discussed below.

INVESTMENT STRATEGIES

The Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets to Portfolio Funds managed by third-party investment management firms not affiliated with the Advisor (each, a “Manager”). It is expected that the Portfolio Funds in which the Fund invests will pursue a range of “alternative” investment strategies included in four primary hedge fund strategies: Equity Hedge, Event Driven, Relative Value, and Macro. The Fund may employ allocation targets for specific strategies. The targeted allocations will vary depending on a variety of factors, including current market conditions, and the Fund may alter its targeted allocations at any time. The Fund may invest directly in Portfolio Funds or may do so indirectly by investing in derivative instruments or participating in contractual relationships whereby any associated payments or receipts may be based on some or all of the change in value of one or more Portfolio Funds.

The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Portfolio Funds. The Fund will provide shareholders with at least 60 days prior notice of any change in the policy.

Portfolio Managers and the BAA Investment Committee

The Fund’s portfolio managers, who are part of BlackRock Alternative Advisors (“BAA”), have full discretionary authority over investing the Fund’s portfolio, including discretion with respect to allocations to Portfolio Funds, and rebalancing the Fund’s allocations to Portfolio Funds. BAA, a business unit representing the hedge fund solutions platform for BlackRock, Inc., the ultimate parent of the Advisor, has established an investment committee (the “BAA Investment Committee”) consisting of senior personnel of BAA. Generally, the BAA Investment Committee establishes investment policies for BAA and provides general oversight of BAA’s portfolio managers, including the Fund’s portfolio managers, and BAA’s portfolios and accounts, including the Fund. See “Management of the Fund—Portfolio Managers” for more information on the Fund’s portfolio managers.

The Fund’s Investments

Under normal market conditions, the Fund will invest, in varying proportions, in Portfolio Funds employing the hedge fund strategies described below (“Portfolio Fund Strategies”) and in cash strategies. While an allocation to Portfolio Funds employing the strategies described below is designed to provide the Fund with the flexibility to have a broad-based portfolio of alternative investments, the Advisor may decide not to invest, through its allocation of the Fund’s assets to Portfolio Funds, in certain asset categories or strategies, in particular certain less-liquid hedge fund strategies.

In addition, while the Fund may take advantage of the full range of strategies described below (and other strategies as made available), it is not required to do so, nor is it required to invest any particular percentage of its assets in any single strategy or any combination of strategies. The Advisor anticipates investing in only some of the strategies described below at any one time and allocating among them based upon, among other things, the Advisor’s evaluation of market conditions, available investment opportunities and the assets and strategies it believes will be successful in light of these conditions.

Portfolio Fund Strategies

Portfolio Fund Strategies are implemented through investments in Portfolio Funds. Portfolio Fund Strategies generally have longer-term investment horizons (typically greater than one year) and reduced liquidity terms. Hedge funds are private pools of investment capital with broad flexibility to buy or sell a wide range of assets. The Fund seeks to implement its investment objective by investing in Portfolio Funds that will invest both long and short, in a wide range of “alternative” investment strategies, including Equity Hedge, Event Driven, Relative Value, and Macro

strategies. An overview of these investment strategies is provided below. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Managers.

•

Equity Hedge: Portfolio Funds that pursue an equity hedge strategy maintain positions both long and short, normally with a primary focus on equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can also be broadly diversified or narrowly focused on specific sectors or industries and can range broadly in terms of the level of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Portfolio Funds pursuing an equity hedge strategy would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Equity Hedge is further subdivided into nine sub-strategies:

•

Equity Market Neutral. Equity Market Neutral strategies employ quantitative techniques to analyze price data in order to ascertain information about future price movements and the relationships between securities. These can include both factor-based and statistical arbitrage/trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical arbitrage/trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in securities prices. High frequency techniques may be employed and trading strategies may also be employed on the basis of technical analysis or opportunistically to exploit new information the Manager believes has not been fully or accurately discounted into current securities prices. Equity Market Neutral strategies typically maintain characteristic net equity market exposure no greater than 10% long or short.

•

Fundamental Growth. Fundamental Growth strategies employ analytical techniques in which the investment thesis is predicated on an assessment of the valuation characteristics of issuers which are expected to have prospects for earnings growth and capital appreciation exceeding those of the broader equity market. Investment theses are focused on characteristics of the issuer’s financial statements in both an absolute sense and relative to other similar securities and, more broadly, market indicators. Fundamental Growth strategies employ investment processes designed to identify attractive opportunities in securities of companies which are experiencing or expected to experience abnormally high levels of growth compared to relevant benchmarks in terms of earnings, profitability, sales or market share.

•

Fundamental Value. Fundamental Value strategies employ investment processes designed to identify attractive opportunities in securities of companies which trade at a valuation by which the Manager determines them to be inexpensive and undervalued when compared to relevant benchmarks. Investment theses are focused on characteristics of the issuer’s financial statements in both an absolute sense and relative to other similar securities and, more broadly, market indicators. Fundamental Value strategies typically focus on equities which currently generate high cash flow, but trade at discounted valuation multiples, possibly as a result of limited anticipated growth prospects or generally out of favor conditions, which may be specific to sector, industry or the specific company.

•

Quantitative Directional. Quantitative Directional strategies employ quantitative techniques to analyze price data in order to ascertain information about future price movements and the relationships between securities. These can include both factor-based and statistical arbitrage/trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical arbitrage/trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in securities prices. High frequency techniques may be employed and trading strategies may also be employed on the basis of technical analysis or opportunistically to exploit new information the Manager believes has not been fully or accurately discounted into current securities prices. Quantitative Directional Strategies typically maintain varying levels of net long or short equity market exposure over various market cycles.

•

Sector: Energy/Basic Materials. Energy/Basic Materials strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying companies engaged in the production and procurement of inputs to industrial processes. The Manager may also consider whether the issuer is implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Sector - Energy/Basic Materials strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

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Sector: Healthcare. Sector - Healthcare strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying opportunities in companies engaged in the development, production and application of pharmaceuticals, biotechnology, and healthcare products and services. Sector - Healthcare strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

•

Sector: Technology. Sector - Technology strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying opportunities in information technology companies. Sector - Technology strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

•

Short Bias. Short-Biased strategies employ analytical techniques in which the investment thesis is predicated on an assessment of the valuation characteristics of issuers with the goal of identifying overvalued companies. Short-Biased strategies may vary the investment level or the level of short exposure over various market cycles, but the primary distinguishing characteristic is that the Manager maintains consistent short exposure and expects to outperform traditional equity Managers in declining equity markets. Investment theses may be fundamental or technical in nature.

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Multi-Strategy. Multi-Strategy Managers maintain positions both long and short primarily in equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can be broadly diversified or narrowly focused on specific sectors or industries and can range broadly in terms of the level of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge Multi-Strategy Managers typically do not maintain more than 50% exposure in any one Equity Hedge sub-strategy.

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Event Driven: Portfolio Funds that pursue an event driven investment strategy generally maintain positions in companies currently or prospectively involved in a wide variety of corporate transactions including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuances or other capital structure adjustments. The Portfolio Funds may hold security types ranging from the most senior in the capital structure to the most junior or subordinated. Event driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses of Managers that pursue an event driven strategy are typically based on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure. Event Driven is further subdivided into seven sub-strategies:

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Activist. Activist strategies may obtain or attempt to obtain representation on the company’s board of directors in an effort to impact the issuer’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Managers employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations in which no formal announcement is expected to occur. Activist strategies are distinguished from other Event Driven strategies in that, over a given market cycle, Activist strategies would expect to have greater than 50% of the portfolio in activist positions.

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Credit Arbitrage. Credit Arbitrage Strategies employ an investment process designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations. These Managers also may maintain a limited exposure to government, sovereign, equity, convertible or other obligations but the focus of the strategy is primarily on fixed corporate obligations. Managers typically employ a fundamental credit analysis to evaluate the likelihood of an improvement in the issuer’s creditworthiness. In most cases securities trade in liquid markets, and Managers are only infrequently or indirectly involved with company management. Fixed Income: Corporate strategies differ from Event Driven: Credit Arbitrage strategies in that the former typically involve more general market hedges which may vary in the degree to which they limit fixed income market exposure, while the latter typically involve arbitrage positions with little or no net credit market exposure, but are predicated on specific, anticipated idiosyncratic developments.

•

Distressed Restructuring. Distressed Restructuring strategies employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or par value at maturity as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, and frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms. In most cases, portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a public market exists. In contrast to Special Situations, Distressed Strategies invest primarily in debt but also may maintain related equity exposure.

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Merger Arbitrage. Merger Arbitrage strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border and international transactions. Merger Arbitrage strategies typically invest over 75% of the portfolio in announced transactions over a given market cycle.

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Private Issue/Regulation D. Private Issue/Regulation D strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are primarily private and illiquid in nature. These most frequently involve realizing an investment premium for holding private obligations or securities for which a reasonably liquid market does not readily exist until such time as a catalyst occurs such as a new security issuance or emergence from bankruptcy proceedings. Managers employ fundamental valuation processes focused on asset coverage of securities of issuer firms, and would expect over a given market cycle to maintain greater than 50% of the portfolio in private securities, including Reg D or PIPE transactions.

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Special Situations. Special Situations strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations in which no formal announcement is expected to occur. Managers employ an investment process focused broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate spin-offs, asset sales and other security issuances impacting an individual capital structure. Managers focus primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst.

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Multi-Strategy. Multi-Strategy Managers maintain positions in companies currently or prospectively involved in corporate transactions, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security holdings can range from the most senior in the capital structure to the most junior or subordinated, and frequently involve derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure. Event Driven Multi-Strategy Managers typically do not maintain more than 50% exposure in any one Event Driven sub-strategy.

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Relative Value: Portfolio Funds that pursue a relative value strategy maintain positions where the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Portfolio Funds pursuing a relative value strategy employ a variety of fundamental and quantitative techniques. Portfolio holdings range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the Manager. Relative value positions may involve corporate transactions, but as opposed to Event Driven exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, instead of the outcome of the corporate transaction. Relative Value is further subdivided into eight sub-strategies:

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Fixed Income—Asset Backed. Fixed Income—Asset Backed includes strategies in which the investment thesis is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations other than those of a specific corporation. Managers employ an investment process designed to isolate attractive opportunities involving a variety of fixed income instruments specifically securitized by collateral commitments which frequently include single loans, portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment theses may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on the issuance and trends in collateralized fixed income instruments. In many cases, Managers hedge interest rate exposure in order to seek to isolate the risk of the position to strictly the yield disparity of the instrument relative to lower risk investments.

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Fixed Income—Convertible Arbitrage. Fixed Income—Convertible Arbitrage includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between the price of a convertible security and the price of a non-convertible security, typically of the same issuer. Convertible arbitrage positions maintain characteristic sensitivities to the credit quality of the issuer, implied and realized volatility of the underlying instruments, levels of interest rates and the valuation of the issuer’s equity securities, among other more general market and idiosyncratic sensitivities.

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Fixed Income-Corporate. Fixed Income—Corporate includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond. Fixed Income: Corporate strategies differ from Event Driven: Credit Arbitrage strategies in that the former typically involve more general market hedges which may vary in the degree to which they limit fixed income market exposure, while the latter typically involve arbitrage positions with little or no net credit market exposure, but are predicated on specific, anticipated idiosyncratic developments.

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Fixed Income—Sovereign. Fixed Income—Sovereign includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple sovereign bonds or between a corporate and risk free government bond. Fixed Income Sovereign typically employ multiple investment processes including both quantitative and fundamental discretionary approaches and, relative to other Relative Value Arbitrage sub-strategies, these have the most significant top-down macro influences. Managers that primarily employ a Fixed Income: Sovereign strategy would typically have a minimum of 50% exposure to global sovereign fixed income markets.

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Volatility. Volatility strategies trade volatility as an asset class, employing arbitrage, directional, market neutral or other types of strategies, and include exposures that can be long, short, neutral or variable to the direction of implied volatility. Directional volatility strategies maintain exposure to the direction of implied volatility of a particular asset or, more generally, to the trend of implied volatility in broader asset classes. Arbitrage strategies employ an investment process designed to isolate opportunities arising due to differences in price of multiple options or instruments with implied optionality. Volatility arbitrage positions typically maintain characteristic sensitivities to levels of implied and realized volatility, levels of interest rates and the valuation of an issuer’s equity securities, among other more general market and idiosyncratic sensitivities.

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Yield Alternatives—Energy Infrastructure. Yield Alternatives—Energy Infrastructure strategies employ an investment thesis which is predicated on the realization of a valuation differential between related instruments in which one or multiple components of the spread contains exposure to energy infrastructure. This is most typically achieved through investment in master limited partnerships (“MLPs”), utilities or companies engaged in power generation. Managers typically apply a fundamental approach to measure the existing relationship between instruments and identify positions in which the risk adjusted spread between those instruments represents an attractive opportunity for the Manager. In contrast to Equity Hedge strategies, the investment thesis is predicated on the yield differential realized from the securities as opposed to directional price appreciation of the securities, and strategies typically contain greater than 50% of portfolio exposure to energy infrastructure positions.

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Yield Alternatives—Real Estate. Yield Alternatives—Real Estate strategies employ an investment thesis which is predicated on the realization of a valuation differential between related instruments in which one or multiple components of the spread contains exposure to investment in real estate directly (commercial or residential) or indirectly through real estate investment trusts. Managers typically apply a fundamental approach to measure the existing relationship between instruments and identify positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the Manager. In contrast to Relative Value: Fixed Income, Yield Alternatives: Real Estate contains primarily non-fixed income, non-securitized obligations, and strategies typically contain greater than 50% of portfolio exposure to real estate positions.

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Multi-Strategy. Multi-Strategy Managers employ an investment thesis predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments. Strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between those instruments represents an attractive opportunity for the Manager. In many cases these strategies may exist as distinct strategies or as related strategies. Multi-Strategy Portfolio Funds are not intended to provide broad-based market exposure, but are most frequently distinguished from others arbitrage strategies in that they expect to maintain >30% of portfolio exposure in two or more strategies meaningfully distinct from each other that are expected to respond to diverse market influences.

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Macro: Macro Portfolio Funds employ a broad range of strategies where the investment process is predicated on movements in underlying economic variables and the impact of these movements on equity, fixed income, hard currency and commodity markets. Macro Portfolio Funds employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long- and short-term holding periods. Although some strategies employ relative value techniques, macro strategies are distinct from relative value strategies in that the primary investment thesis is based on predicted future movements in the underlying instruments, rather than realization of a valuation discrepancy between securities. In a similar way, while both macro and equity hedge Managers may hold equity securities, the overriding investment thesis for macro strategies is predicated on the impact that movements in macroeconomic variables may have on security prices, as opposed to equity hedge, in which the fundamental characteristics of an issuer that are the most significant are integral to the investment thesis. Macro is further subdivided into ten sub-strategies:

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Active Trading. Active Trading strategies utilize active trading methods, typically with high frequency position turnover or leverage. Strategies may contain distinct, identifiable sub-strategies, such as equity hedge or equity market neutral, or in some cases a number of sub-strategies are blended together without the capacity for portfolio level disaggregation. Managers employ an investment process based on systematic, quantitative evaluation of macroeconomic variables in which the portfolio positioning is predicated on convergence of differentials between markets, not necessarily highly correlated with each other, but currently diverging from their historical levels of correlation. Managers focus on fundamental relationships across geographic areas and both inter and intra-asset classes, and typical holding periods are shorter than trend following or discretionary strategies. Diversified trading strategies are distinct in that trading strategies characteristically emphasize rapid market response to new information and high volume of turnover in liquid but frequently volatile and unstable market positions.

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Commodity—Agriculture. Commodity—Agriculture strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to soft commodity markets focusing primarily on positions in grains (wheat, soybeans, corn, etc.) or livestock markets. The investment process can be predicated on fundamental, systematic or technical analysis, and Agriculture strategies typically invest in both emerging and developed markets. Commodity: Agriculture strategies typically would expect to have greater than 50% of the portfolio in dedicated agricultural exposure over a given market cycle.

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Commodity—Energy. Commodity—Energy strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to energy commodity markets focusing primarily on positions in crude oil, natural gas and other petroleum products. Portfolio investment process can be predicated on fundamental, systematic or technical analysis, and strategies typically invest in both emerging and developed markets. Commodity: Energy strategies typically would expect to have greater than 50% of the portfolio in dedicated energy exposure over a given market cycle.

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Commodity—Metals. Commodity—Metals strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to hard commodity markets focusing primarily on positions in metals (gold, silver, platinum, etc.). The investment process can be predicated on fundamental, systematic or technical analysis, and strategies typically invest in both emerging and developed markets. Commodity: Metals strategies typically would expect to have greater than 50% of the portfolio in dedicated metals exposure over a given market cycle.

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Commodity—Multi. Commodity—Multi strategies include both discretionary and systematic commodity strategies. Systematic commodity strategies have investment processes typically involving mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Managers employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, frequently with related ancillary exposure in commodity sensitive equities or other derivative instruments. Managers typically employ a quantitative process that focuses on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernible trending behavior. Systematic commodity strategies typically would expect to have greater than 35% of the portfolio in dedicated commodity exposure over a given market cycle. Discretionary commodity strategies are reliant on the fundamental evaluation of market data, relationships and influences as they pertain primarily to commodity markets. Portfolio positions typically are predicated on the evolution of investment themes the Manager expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components. Managers also may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Discretionary commodity strategies typically would expect to have greater than 35% of portfolio in dedicated commodity exposure over a given market cycle.

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Currency—Discretionary. Currency: Discretionary strategies are reliant on the fundamental evaluation of market data, relationships and influences as they pertain primarily to currency markets, including positions in global foreign exchange markets. Managers employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Portfolio positions typically are predicated on the evolution of investment themes the Manager expect to materialize over a relevant time frame, which in many cases contain contrarian or volatility focused components. Managers also may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Discretionary currency strategies typically would expect to have greater than 35% of portfolio in dedicated currency exposure over a given market cycle.

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Currency—Systematic. Currency: Systematic strategies have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across currency assets classes, frequently with related ancillary exposure in sovereign fixed income. Managers typically employ a quantitative process that focuses on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernable trending behavior. Systematic currency strategies typically would expect to have greater than 35% of portfolio in dedicated currency exposure over a given market cycle.

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Discretionary Thematic. Discretionary Thematic strategies are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. Managers employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Managers may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Portfolio positions typically are predicated on the evolution of investment themes the Manager expects to materialize over a relevant time frame, which in many cases contain contrarian or volatility focused components.

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Systematic Diversified. Systematic Diversified strategies have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. Managers typically employ quantitative process which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernable trending behavior. Systematic Diversified strategies typically would expect to have no greater than 35% of portfolio in either dedicated currency or commodity exposures over a given market cycle.

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Multi-Strategy. Multi-Strategy strategies employ components of both Discretionary and Systematic Macro strategies. Strategies frequently contain proprietary trading influences, and in some cases contain distinct, identifiable sub-strategies, such as equity hedge or equity market neutral, or in some cases a number of sub-strategies are blended together without the capacity for portfolio level disaggregation. Strategies employ an investment process that is predicated on a systematic, quantitative evaluation of macroeconomic variables, and portfolio positioning is predicated on the convergence of differentials between markets, not necessarily highly correlated with each other, but currently diverging from their historical levels of correlation. Managers focus on fundamental relationships across geographic areas and both inter and intra-asset classes, and typical holding periods are longer than trend following or discretionary strategies.

The Advisor may seek to identify and utilize new strategies and sub-strategies that it believes may generate attractive long-term risk-adjusted returns, and may invest in Portfolio Funds utilizing any number of strategies. The foregoing list of strategies is not intended to be exhaustive and it is anticipated that the different types of strategies employed by the Managers will evolve over time. The Advisor will implement and incorporate new strategies or a combination of strategies in a manner it deems advisable from time to time.

Many Portfolio Funds may have exposure to more than one alternative investment strategy or may have characteristics of more than one alternative investment strategy. Accordingly, there is a wide degree of discretion in how a particular Portfolio Fund is categorized or in how its capital is allocated among alternative investment strategies in reports compiled by the Advisor. Decisions on how to most appropriately characterize a Portfolio Fund are made by the Advisor in its sole discretion.

The Advisor will take into account the Portfolio Funds’ liquidity in the context of the Fund’s overall portfolio and anticipated cash flows as a key element within the context of developing a well-diversified portfolio. Furthermore, the Fund may be precluded from investing in certain Portfolio Funds due to its obligations or considerations under the 1940 Act or other laws, rules or regulations, and may be limited in the amount it can invest in the voting securities of Portfolio Funds. See “General Risks—Risks Relating to the Portfolio Funds—Limits on Investing in Portfolio Funds.”

Allocations to Portfolio Funds

The Advisor will utilize the knowledge and experience of BAA, a business unit representing the hedge fund solutions platform for BlackRock, Inc., the ultimate parent of the Advisor, in determining the Portfolio Funds in which the Fund will invest. The Advisor will assess Portfolio Funds to determine an appropriate mix of investment strategies, asset classes, sectors and styles given the prevailing economic and investment environment. The Advisor will allocate assets to Portfolio Funds based upon, among other things, quantitative techniques and risk management guidelines that seek to maintain what the Advisor believes is an appropriate level of diversification. The Fund, however, is a non-diversified investment company under the 1940 Act, and thus, may concentrate its assets in fewer issuers than a fund that is organized as a “diversified” investment company under the 1940 Act. The Fund will seek to invest in Portfolio Funds that, in the aggregate, maintain exposure to a range of markets, national economies and the Portfolio Fund Strategies discussed above, as well as others. In addition to seeking what the Advisor believes is an appropriate level of diversification, the Advisor may focus on Portfolio Funds that emphasize certain Portfolio Fund Strategies that the Advisor believes are more likely to be profitable than others due to the Advisor’s assessment of prevailing market conditions. Based upon the number of available Portfolio Funds pursuing a given Portfolio Fund Strategy and the Advisor’s view of the investment potential and diversification benefits of such Portfolio Fund Strategy, certain of the Portfolio Funds selected by the Advisor may be allocated substantially larger portions of the Fund’s assets than other Portfolio Funds. The Advisor conducts periodic reviews of each Portfolio Fund and makes allocations and reallocations of assets based upon its evaluation of each Portfolio Fund’s strengths and weaknesses, changes in the investment strategies or capabilities of Portfolio Funds, changes in market conditions and performance. However, particularly with respect to Portfolio Funds with longer lock-up periods, reallocation based on views developed subsequent to investment may be limited or not possible.

Each Portfolio Fund will generally be selected based upon its investment strategy and trading styles, organizational depth, risk management techniques/processes, longevity and other criteria. In allocating assets to Portfolio Funds, the Advisor determines which investment strategies should be included in the Fund’s investment portfolio (based on an evaluation of market conditions) and the amount of the Fund’s assets to be allocated to such strategies. The types of Portfolio Funds available for investment by the Fund are expected to vary considerably over time, and the expertise of the Advisor in identifying and exploiting new opportunities is expected to result in a continually evolving set of investment strategies.

Manager Selection

The Advisor may take into account a number of factors when considering a Manager’s ability to manage assets using a particular investment strategy or strategies, including: the length of the Manager’s experience in that strategy; qualitative judgments of the Manager’s organizational structure, professional depth and stability, internal controls and risk management and valuation procedures; the Manager’s capacity to manage assets in that strategy; and quantitative analysis of the Manager’s historical performance. The selection process and criteria or emphasis placed on any particular criteria will vary depending on the asset class. The Fund may allocate assets to more than one Portfolio Fund sponsored by the same Manager, such as in the event that a Manager sponsors Portfolio Funds in various asset classes or if an existing Portfolio Fund is no longer open or available for direct investment by the Fund but the Manager is sponsoring a successor Portfolio Fund with the same or similar strategy.

In the aggregate, the Fund’s exposure through Portfolio Funds is expected to be to a broad array of securities and other financial instruments, including publicly-traded equity and debt, private and restricted securities, distressed investments, commodities, real estate and mortgage-related securities, other asset-backed securities, and various derivative instruments thereon or related thereto, such as futures, swaps and options. Issuers may be located in any country, in both developed and emerging markets. Financial instruments are continuously evolving and, subject to the requirements of the 1940 Act, the Fund may participate in such investments. The Portfolio Funds may in some cases hedge currency risks.

The Advisor anticipates that the number and identity of Portfolio Funds will vary over time, at the Advisor’s discretion, as a result of allocations and reallocations among existing and new Portfolio Funds and the performance of each Portfolio Fund as compared to the performance of the other Portfolio Funds. The Advisor may select new Portfolio Funds, or redeem or withdraw from Portfolio Funds, at any time without prior notice to, or the consent of, shareholders of the Fund.

Additional Methods of Investing in Portfolio Funds

The Fund typically invests directly in a Portfolio Fund by purchasing an interest in such Portfolio Fund. There may be situations, however, where a Portfolio Fund is not open or available for direct investment by the Fund. Such an instance may arise, for example, where the Fund’s proposed allocation does not meet a Portfolio Fund’s investment minimum. In these instances, the Advisor may determine that an indirect investment is the most effective or efficient means of gaining exposure to a Portfolio Fund. If so determined, the Fund may invest in the Portfolio Fund indirectly by purchasing a structured note or entering into a swap or other contract paying a return approximately equal to the total return of the Portfolio Fund. In each case, a counterparty would agree to pay to the Fund a return determined by the return of the Portfolio Fund, in return for consideration paid by the Fund equivalent to the cost of purchasing an ownership interest in the Portfolio Fund. Indirect investment through a swap or similar contract in a Portfolio Fund carries with it the credit risk associated with the counterparty. Indirect investments generally are subject to transaction and other fees, which reduce the value of the Fund’s investment. There can be no assurance that the Fund’s indirect investment in a Portfolio Fund will have the same or similar results as a direct investment in the Portfolio Fund, and the Fund’s value may decrease as a result of such indirect investment. When the Fund makes an indirect investment in a Portfolio Fund by investing in a structured note, swap, or other contract intended to pay a return equal to the total return of such Portfolio Fund, such investment by the Fund may be subject to additional regulations. Alternatively, the Fund may seek to purchase an interest in a Portfolio Fund through a secondary market transaction involving an existing investor in such Portfolio Fund, although these acquisitions typically require consent of the general partner (or its equivalent) of the Portfolio Fund.

Indemnification

Investors in Portfolio Funds, such as the Fund, indemnify Portfolio Funds both directly and indirectly in connection with their investments. Investors in a Portfolio Fund generally indemnify the Portfolio Fund directly for breaches of the representations and warranties they make in the subscription agreement governing the terms of their investment in a Portfolio Fund. These representations and warranties are meant to help ensure ongoing Portfolio Fund compliance with the 1933 Act and the 1940 Act. Portfolio Fund general partners, Managers, directors, their affiliates and their respective owners, employees, officers and agents (“Covered Persons”), will generally not be liable to the Portfolio Fund or any investor in a Portfolio Fund for any act or omission taken, suffered or made by such Covered Person, except for certain specified conduct, which generally includes acts exhibiting bad faith, gross negligence or willful misfeasance (“Disabling Conduct”). Portfolio Funds will generally indemnify each Covered Person against all claims, damages, liabilities, costs and expenses, including legal fees, to which such Covered Person may be or become subject relating to or arising out of the activities of a Portfolio Fund, or otherwise relating to or arising out of the Portfolio Fund’s organizational documents that took place during the time such Covered Person was a director, officer, partner, member, manager, employee or shareholder of the Portfolio Fund, except to the extent that such claims, damages, liabilities, costs or expenses resulted from such person’s own Disabling Conduct. The investors in a Portfolio Fund ultimately bear the cost of such indemnification.

In general, an investor in a Portfolio Fund is directly liable to the Portfolio Fund for amounts owed pursuant to indemnification obligations in a subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s investment in a Portfolio Fund. For other matters, an investor in a Portfolio Fund, such as the Fund, solely by reason of being an investor in a Portfolio Fund, may be liable for debts and obligations of the Portfolio Fund only to the extent of its interest in the Portfolio Fund, its obligation to return funds wrongfully distributed to it and its obligation to make payments pursuant to the next sentence. See “General Risks—Risks Related to Portfolio Funds—Indemnification of Portfolio Funds.”

Cash Strategies

As part of its normal operations, the Fund may hold cash, short-term debt securities or money market securities pending investments or when it expects to need cash to pay shareholders who tender their Shares. The Fund may also invest in such securities in order to seek to achieve its investment objective.

Some of the strategies that may be employed by the Fund utilize derivatives that typically require a derivatives buyer to hold collateral against changes in the value of such derivatives. This collateral is generally required to be held in cash or cash equivalents (e.g., short term Treasury bills). To the extent the Fund is holding cash, whether due to collateral requirements or cash flows from subscriptions and repurchases, it is expected to be invested in cash or “cash-plus” strategies (i.e., strategies that seek to enhance the return on cash assets with minimal increase in risk). These strategies may vary depending on the particular opportunities available in the market at that time.

It is possible that in extreme market conditions the Fund may temporarily invest a significant portion or all of its assets in cash, short-term debt securities or money market securities. The reason for acquiring such securities would be to seek to limit market losses. If market conditions improve, however, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

Strategic Transactions

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, swap contracts, financial futures, equity, fixed income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and swap contracts, including credit default swaps. The Fund may also purchase derivative instruments that combine features of these instruments or are developed from time to time. Additionally, the Fund may utilize short sales, margin and other techniques that may involve or be similar in effect to leverage. Collectively, all of the above are referred to as “Strategic Transactions.” The Fund may use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund’s portfolio, protect the value of the Fund’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund’s portfolio or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may use Strategic Transactions to seek to enhance total return, although the Fund will commit variation margin for Strategic Transactions that involve futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING BY THE FUND

The Fund may, but does not currently intend to, borrow money to purchase portfolio securities and for investment purposes. This practice is known as “leverage.” However, the Fund may borrow money to pay operating expenses, including, without limitation, investment management fees, and to fund repurchases of Shares. See “—Credit Facility” below. The use of borrowings for investment purposes involves a high degree of risk and no assurance can be made that the Fund’s leveraging strategy, if the Fund decides to use leverage, will be successful.

If the Fund were to utilize leverage, it anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.

There is no assurance that a leveraging strategy, if the Fund decides to utilize leverage, will be successful. Leverage involves risks and special considerations for shareholders, including:

(a)	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

(b)	the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to shareholders;

(c)	the risk that leverage in a declining market is likely to cause a greater decline in the NAV of Shares than if the Fund were not leveraged; and

(d)	the risk that leverage may increase operating costs, which may reduce total return.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies if the Fund were to utilize leverage. To the extent permitted by the Fund’s fundamental policy on borrowing (described below) and the 1940 Act, the Board may modify the Fund’s borrowing policies, including the purposes of borrowings, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal may be senior to those of the shareholders.

Under the 1940 Act, the Fund is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Fund would have an asset coverage ratio (as defined in the 1940 Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets) or less than 200% with respect to senior securities representing preferred stock (i.e., for every dollar in liquidation preference of preferred stock outstanding, the Fund is required to have two dollars of assets). The 1940 Act also provides that, with certain exceptions, the Fund may not declare distributions, or purchase Shares (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable. Under the 1940 Act, certain short-term borrowings (such as, for the purpose of meeting repurchase requests, for bridge financing of investments in Portfolio Funds or for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed, and (iii) not in excess of 5% of the total assets of the Fund. These prohibitions with respect to senior securities generally do not apply to Portfolio Funds that are not registered under the 1940 Act.

While the Fund does not currently intend to borrow money to purchase portfolio securities and for investment purposes, Portfolio Funds in which the Fund invests will likely do so. The use of leverage by the Fund or the Portfolio Funds can substantially increase the adverse impact of investment risks to which the Fund’s investment portfolio may be subject. See “General Risks—Risked Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”

Credit Facility

The Fund may enter into a credit facility, which it may use to finance its repurchases of Shares and to bridge financing of investments in Portfolio Funds pending the acceptance of investor subscription funds. The Fund expects that, if it enters into such a facility, the credit facility provider will take security over the Fund’s assets and the agreements governing any credit facility typically will give the lender the right to terminate the credit facility at will or upon the occurrence of certain termination events. Such events may include, among others, failure to pay amounts owed when due, the failure to provide required reports or financial statements, a decline in the value of the Portfolio Funds or securities pledged as collateral, failure to maintain sufficient collateral coverage, failure to comply with investment guidelines, key changes in the Fund’s management or the Advisor’s personnel, a significant reduction in the Fund’s assets, material violations of the terms of, or representations, warranties or covenants under, the facility agreements as well as other events determined by the lender. If the Fund were to fail to meet its obligations under any such credit facility and a termination event were to occur, the lender would be entitled, in its sole discretion and without regard to the Fund’s investment objective, to liquidate the assets pledged as security. This could have a material adverse effect on the Fund and returns to shareholders. Furthermore, in selecting assets for liquidation, a lender will sell the most liquid assets, which could result in the remaining portfolio of assets being less diverse in terms of investment strategies, number of Managers or Portfolio Funds, liquidity or other investment considerations than would otherwise be the case. In addition, such agreement may impose restrictions on the type of investments made by the Fund.

There is no guarantee that any such credit facility will be available to the Fund on acceptable terms or at all or that, in the event that any credit facility terminates, an alternative credit facility will be available to the Fund on acceptable terms or at all. Furthermore, it is possible that the amount of borrowings available to the Fund under any such credit facility may be limited due to other amounts borrowed by other funds or separate accounts for which the Advisor provides investment management or investment advisory services (collectively, “Other BlackRock Funds”). As a result, it is possible that the Fund may be restricted from borrowing when it would otherwise like to borrow, even though it has a credit facility in place.

Any credit facility employed by the Fund is in addition to, and is not restricted by, the use of leverage by the Fund to achieve its investment objective, if any. Any credit facility and leverage used by the Fund is separate from any credit facility or leverage used by Portfolio Funds, which may be substantial. See “General Risks—Risked Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”

ADDITIONAL INVESTMENT POLICIES

Investment Restrictions

The investment objective of the Fund is not a fundamental policy and may be changed without a shareholder vote provided that shareholders will be given written notice of such change no later than concurrently with the Fund’s next tender offer. The Fund has, however, adopted certain fundamental investment restrictions which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

In applying the investment restrictions and other policies described in this Prospectus, the Fund will not (except as noted below) “look through” to the investments and trading activity of the Portfolio Funds, which may not be managed in accordance with the Fund’s investment restrictions or policies. In addition, if a percentage guideline, restriction or policy described herein is met at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets (including, for example, changes as a result of fluctuations in the value of the Fund’s portfolio securities, the liquidation of portfolio securities to fulfill repurchase requests (which the Board, in its sole discretion, authorized) or the payment of expenses) or resulting from corporate actions such as a reorganization, merger, liquidation or otherwise, unless otherwise stated in this Prospectus, will not constitute a deviation from the guideline, restriction or policy, and the Fund is not required to sell securities due to subsequent changes in the value of securities it owns or such corporate actions. Under the Fund’s fundamental investment restrictions, the Fund (unless otherwise stated) may not:

1.

Concentrate its investments in a particular industry, as that term is used in the 1940 Act. This investment restriction does not apply to investments by the Fund in Portfolio Funds. The Fund may invest in Portfolio Funds that may concentrate their assets in one or more industries.

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities to the extent such issuance would violate the 1940 Act.

4.

Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments (including interests in Portfolio Funds).

5.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6.

Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, and the Fund may invest in Portfolio Funds that invest in commodities, contracts on commodities and commodity-linked securities.

7.	Make loans to the extent prohibited by the 1940 Act.

Notations Regarding the Fund’s Fundamental Investment Restrictions. The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; tax exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Advisor. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act, including the rules and regulations thereunder, generally prohibits the Fund from borrowing money (other than certain temporary borrowings) unless immediately after the borrowing the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness. Under the 1940 Act, the Fund may not issue senior securities representing stock unless immediately after such issuance the value of the Fund’s total net assets is at least 200% of the liquidation value of the Fund’s outstanding senior securities representing stock, plus the aggregate amount of any senior securities representing indebtedness. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the 1940 Act does not prohibit the Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause the Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to the fundamental policy relating to lending set forth in (7) above, the 1940 Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

The Fund may use Strategic Transactions including, but not limited to, short sales, purchasing securities on margin and the writing of put and call options. The Fund does not intend to limit the percentage amounts of assets to be devoted to such activities, except insofar as such percentage amounts may be limited by the Fund’s other investment policies and restrictions described in this Prospectus. Such activities, however, are subject to the asset coverage requirements of the 1940 Act. See “Investment Strategies—Strategic Transactions” and “Borrowing by the Fund” above.

Futures Transactions

The Portfolio Funds may use derivatives that are subject to regulation by the CFTC. Because of this exposure to CFTC-regulated derivatives, the Advisor could become subject to regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, the Advisor expects to claim relief from registration as a CPO with respect to the Fund. As of the date of this Prospectus, there is no certainty that the Advisor will be able to continue to rely on this relief or any other available exemptions or exclusions from CPO registration in the future.

Investments in Non-Voting Securities

The Fund intends to purchase non-voting securities in Portfolio Funds, or otherwise waive some or all of its rights to vote its securities in Portfolio Funds, where the Fund believes it is necessary or advisable to do so in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions. The Fund does not intend to own 5% or more of the voting securities of any Portfolio Fund.

The Advisor will generally invest on behalf of the Fund and other clients of the Advisor or its affiliates (“Other Accounts”) in the voting securities of a Portfolio Fund until the aggregate holdings of the Fund and the Other Accounts in a Portfolio Fund reach a pre-determined threshold below 5% of the Portfolio Fund’s outstanding voting securities (within the meaning of the 1940 Act). Upon reaching this pre-determined threshold, the Advisor will consider whether to seek to convert the holdings of the Fund and all Other Accounts in such Portfolio Fund from voting securities to non-voting securities, to waive some or all of its rights to vote its securities, or to limit future purchases by the Fund and Other Accounts to non-voting securities, though the Advisor may also determine to invest on behalf of the Fund and Other Accounts in non-voting securities prior to reaching this pre-determined threshold or in the first instance. The Advisor will allocate the purchase or other acquisition of voting and non-voting securities in a manner that is fair and equitable to all clients. Any waiver may be undertaken as an irrevocable contractual agreement to automatically waive or limit the Fund’s and the Other Accounts’ ability to vote with regard to the election or removal of Portfolio Fund directors, or rights deemed to be the equivalent thereof under applicable SEC staff interpretations of the term “voting security.”

The Fund believes that this approach will allow the Fund to manage its investment program in accordance with the Fund’s investment objectives, policies and restrictions without limitation due to potential affiliated person status resulting from the holding of voting securities of Portfolio Funds.

GENERAL RISKS

The Fund’s investment program entails risk. There can be no assurance that the investment objective of the Fund or those of the Portfolio Funds in which the Fund invests will be achieved or that their investment programs will be successful. Certain risks associated with an investment in the Fund are set forth below.

Risks Related to the Fund

Non-Diversified Status. The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. Although the Advisor follows a general policy of seeking to spread the Fund’s capital among multiple Portfolio Funds, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund’s assets. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund’s NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.

Decision-Making Authority. Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, who in turn, has delegated the day-to-day management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.

Reliance on the Advisor. The success of the Fund is dependent on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers. There can be no assurance that the Advisor will be successful in doing so. In addition, the Advisor is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Fund. If the Advisor is removed, resigns or otherwise no longer serves as the investment adviser of the Fund, a large number of the Fund’s investments in Portfolio Funds may be required to be liquidated or such Portfolio Funds may otherwise become unavailable to the Fund, which may have an adverse impact on the Fund’s investment performance.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor and the Fund’s portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Manager Selection Risk. The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation among Portfolio Funds and in selecting the best mix of Managers. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, value or market trends affecting a particular Manager or Portfolio Fund Strategy is incorrect. The various Portfolio Fund Strategies may not always be complementary, which could adversely affect the performance of the Fund.

Reliance on Service Providers. The Fund relies upon the performance of service providers to perform various functions. In particular, the Advisor, the Administrator and the Custodian and their respective delegates, if any, perform services that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Information Technology Systems. The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund and Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s or a Manager’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and Portfolio Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Advisor and other service providers, or a Portfolio Fund’s Manager and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund or Portfolio Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s or a Portfolio Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders or Portfolio Fund shareholders (such as the Fund) to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and Portfolio Funds and issuers in which the Fund invests, including Portfolio Funds. The Fund and the shareholders could be negatively impacted as a result.

Misconduct of Employees and of Service Providers. Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s or a Portfolio Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Failure to Qualify as a RIC or Satisfy Distribution Requirement. To qualify for and maintain RIC qualification under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet the following annual distribution, source-of-income and asset diversification requirements.

•

The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•

The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•

The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these diversification requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because substantially all of the Fund’s investments will be in Portfolio Funds, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Portfolio Funds in which the Fund can acquire an interest. Furthermore, although the Fund expects to receive information from each Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Even if the Fund meets all necessary requirements to maintain its RIC tax treatment, including the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).

Risks Related to the Fund’s Investments in PFICs.

The Fund anticipates that substantially all of the Portfolio Funds in which it invests will be treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. The Fund will be subject to certain risks associated with its strategy of investing in PFICs. For example, the special rules governing PFICs will generally require the Fund to recognize taxable income without a corresponding receipt of cash. Since the Fund will recognize taxable income without a corresponding receipt of cash by reason of investing in PFICs, the Fund will have greater difficulty satisfying its annual distribution requirements in order to qualify for taxation as a RIC. Even if the Fund remains qualified as a RIC, it will be subject to corporate level income and excise taxes on taxable income (and gain), including taxable income without a corresponding receipt of cash, that the Fund does not distribute to holders of its Shares. Although the Fund intends to borrow funds or to redeem a sufficient amount of its investments in PFICs to meet the distribution requirements to maintain its qualification as a RIC and minimize U.S. federal income and excise taxes, no assurance can be given in this regard.

The Fund may, to the extent possible under certain circumstances, elect to treat a PFIC as a qualified electing fund (a “QEF”), which would result in the Fund’s recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, regardless of whether the PFIC makes a distribution to the Fund.

To the extent the Fund cannot elect QEF treatment or to the extent such treatment is not optimal, the Fund may elect to “mark to market” shares that it holds in PFICs at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year over their adjusted basis. Any mark-to-market losses the Fund recognizes with respect to its investments in PFICs will be treated as ordinary losses. Any loss from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a mark-to-market election will be treated as ordinary loss to the extent of any net (i.e., unreversed) mark-to-market gains included in the Fund’s gross income for prior taxable years with respect to such PFIC shares, and the balance of such loss (if any) will generally be treated as a capital loss. The Fund, however, would not likely get the benefit of any such capital loss, as a capital loss can only be used to offset a capital gain, and the Fund will not, under the PFIC mark-to-market rules, generate any capital gains with respect to its PFIC shares. Although a RIC is permitted to carry forward a net capital loss, a RIC is not permitted to carry forward a net operating loss. Accordingly, to the extent any mark-to-market PFIC losses, including losses from the Fund’s actual sales of PFIC shares, create or increase a net operating loss of the Fund for a given taxable year, the Fund will not realize any tax benefit from such PFIC losses because the Fund will not be allowed to carry forward such PFIC losses to offset taxable income in future taxable years. In addition, the Fund will be required to reduce its adjusted tax basis in its PFIC shares by the amount of mark-to-market PFIC losses even if the Fund realizes no tax benefit from such mark-to-market PFIC losses, which would be the case if such mark-to-market PFIC losses create or increase a net operating loss of the Fund. In this situation, the Fund’s future gross income will be increased (or its future loss will be decreased) by reason of any reduction of the Fund’s adjusted tax basis in its PFIC shares for such unusable mark-to-market PFIC losses. Thus, unusable mark-to-market PFIC losses and unusable losses from the Fund’s actual sales of PFIC shares produce the adverse tax result of double taxation to the Fund and thus holders of its Shares.

For a more complete description of these and other tax considerations, see “Certain U.S. Federal Income Tax Considerations” below.

The 1940 Act Regulations. The Fund is a registered closed-end investment company and as such is subject to regulations under the 1940 Act. Generally speaking, any contract or provision thereof that is made in violation of the 1940 Act or any rule or regulation thereunder, or where performance involves a violation of the 1940 Act or any rule or regulation thereunder, is unenforceable by either party unless a court finds otherwise.

Legislation Risk. At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself or a Portfolio Fund is regulated. The Advisor cannot predict the effects of any new governmental regulation that may be implemented and there can be no assurances that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Advisor and Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund or a Portfolio Fund and the ability of the Fund or a Portfolio Fund to pursue its trading strategies. Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund or a Portfolio Fund to pursue its investment objectives or strategies. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Portfolio Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Managers or the Advisor in order to seek to obtain higher returns. The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators. In such jurisdictions, investor protection may be less efficient than if supervision were exercised by a regulator. If regulators were to adopt leverage limitations for hedge funds, these funds may not be able to earn the same returns they earned in the past.

Risk Associated with Recent Market Events. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has developed into a global pandemic. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.

Regulation and Government Intervention Risk. The U.S. Government and the Federal Reserve, as well as certain foreign governments, recently have taken unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, such as implementing stimulus packages, providing liquidity in fixed-income, commercial paper and other markets and providing tax breaks, among other actions. The reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect financial markets generally and reduce the value and liquidity of certain securities. Additionally, with the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates.

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives.

In the aftermath of the global financial crisis, there appears to be a renewed popular, political and judicial focus on finance related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.

The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund/and or a Portfolio Fund and its ability to achieve its investment objective.

Significant Financial Intermediaries. To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors’ decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund’s offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors’ voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the investment adviser to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.

Counterparty Arrangements. In selecting counterparties to transactions in which the Fund will engage, including but not limited to, currency hedging transactions and borrowings under lines of credit it may have in place, the Advisor has the authority to and will consider a variety of factors in addition to the price associated with such transactions. Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty’s facilities, reliability and financial responsibility. If the Advisor determines that the counterparty’s transaction costs are reasonable overall, the Fund may incur higher transaction costs than it would have paid had another counterparty been used. The Advisor will periodically re-evaluate its assessment of the selected counterparty. Subject to any applicable regulatory frameworks and the terms of the Fund’s governing documents, counterparties to such transactions may be affiliates of, or service providers to, the Fund or the Advisor, and thus such transactions may be subject to a number of potential conflicts of interest.

ERISA Matters. Most pension and profit sharing plans, IRAs and other tax-advantaged retirement funds are subject to provisions of the Code, ERISA or both, which may be relevant to a decision whether such an investor should invest in the Fund. There may, for example, be issues whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such an investor before investing in the Fund.

Anti-Takeover Provisions in the Agreement and Declaration of Trust. The Fund’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. In the unlikely event that Shares of the Fund were listed on a national securities exchange, these provisions could deprive the shareholders of opportunities to sell their Shares at a premium over NAV.

Risks Related to an Investment in the Shares

General. An investment in the Shares carries the risk of loss of capital. An investment in the Shares represents an indirect investment in the Portfolio Fund interests owned by the Fund, and the value of these interests, and in turn, the Shares, will move up or down, sometimes rapidly and unpredictably. Shareholders may receive back less than the value of their initial investment or could even lose all of their investment.

Liquidity of Shares. The Fund has been established as a closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end fund, such as the Fund, may invest all or all or substantially all of its assets in illiquid investments (as is the Fund’s investment practice). The Advisor believes that investment opportunities exist in the market for Portfolio Funds, which are generally illiquid.

Shareholders will have no right to have their Shares redeemed or repurchased by the Fund at any time. The Fund is not an “interval fund” within the meaning of Rule 23c-3 under the 1940 Act. While the Fund expects to offer to repurchase Shares from shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases, including the amounts thereof, will be conducted at the sole discretion of the Board. The Fund may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions. Accordingly, there may be years in which no tender offer is made and shareholders may be unable to realize their investment at NAV or at all.

No Market Currently Exists for the Shares. The Shares are not and will not be listed on any national securities exchange, and the Fund does not anticipate that a secondary market will develop for the Shares. None of the Fund, the Advisor, the Distributor or the financial intermediaries intends to make a market in the Shares, and the Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.

Repurchases of Shares; Liquidation Scenarios. The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. There can be no assurance that the Board will authorize any tender offers and, as a result, there can be no assurance that shareholders will be provided with any liquidity in respect of their investment in the Fund. Moreover, the Fund may tender for fewer Shares than investors may wish to sell, resulting in the proration of investor repurchases. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.

There will be a substantial period of time between the date as of which shareholders must accept the Fund’s offer to repurchase their Shares and the date such shareholders can expect to receive payment for their Shares from the Fund. During this period investors will be subject to the risk that the Fund becomes unable to meet its obligations. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that the Fund accepts such Shares for repurchase and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to accept the Fund’s offer to repurchase its Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Fund for purposes of effecting such repurchases. Payment for repurchased Shares in the Fund may require the liquidation of investments in Portfolio Funds earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the ability of the Fund to conduct future tender offers and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, shareholders who choose not to tender into one of the Fund’s repurchase offers will hold investments in a Fund whose portfolio may become increasingly illiquid, particularly in a situation where the Fund experiences net repurchases (i.e., repurchases exceed subscriptions). As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, resulting in losses to the Fund and its shareholders. See “—Risks Related to Portfolio Funds—Portfolio Valuation”, below.

In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine not to make repurchase offers and/or may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Agreement and Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. If the Board were to vote to dissolve and liquidate the Fund in such a scenario, the Fund’s portfolio would likely be substantially illiquid and the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund—i.e., shareholders who had not tendered their Shares for repurchase prior to the Board’s determination to suspend tender offers and/or dissolve the Fund—would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what it believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be substantially illiquid and subject to transfer restrictions that may, among other things, require the Fund or the liquidating trust to hold such assets for an indefinite period of time. In such a liquidation scenario (including during any prior period in which the Board does not conduct periodic tender offers), Shares will be entirely illiquid, and shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the Fund on the date the Board determines to not approve a tender offer or to dissolve the Fund.

Distributions In-Kind. The Fund has the right to distribute securities as payment for repurchased Shares in certain limited circumstances, including where the Fund receives an in-kind distribution from Portfolio Funds of transferable securities that the Fund cannot liquidate itself prior to making the distribution. In the event that the Fund makes such an in-kind distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Subscription Risk. An investor will become a shareholder of the Fund as of the first Business Day of a calendar month (the “Subscription Date”). The Fund, however, will accept an investor’s subscription at least three Business Days prior to the applicable Subscription Date (the “Funding Deadline”). The investor will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust until the Subscription Date. An investor will only become a shareholder of the Fund, and begin to participate in the Fund’s returns, on the Subscription Date. The number of Shares to be received by a shareholder in respect of any subscription will be based on the NAV of a Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date in respect of such subscription. An investor’s subscription amount will be credited to the Fund’s account on the day on which the Funding Deadline occurs, although the number of Shares denominating the subscription amount may not be determined until approximately 30 calendar days after the Subscription Date in respect of such subscription. Between the time the Fund accepts an investor’s subscription on day on which the Funding Deadline occurs, and the Subscription Date when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable subscription amount.

Effect of Additional Subscriptions. The Fund will accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.

Effect of Liquidation on Investment Objective. If the Fund is in the process of a complete liquidation pursuant to its Agreement and Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with the investment objective described in this Prospectus during liquidation. The Fund would not expect, and will not be required, to comply with the investment guidelines described in this Prospectus during any such liquidation. In addition, the timing of liquidating distributions will be based in large part on the Fund’s ability to withdraw from Portfolio Funds. Since certain Portfolio Funds may impose significant restrictions on withdrawal (including without limitation, minimum holding periods, infrequent withdrawal dates, holdbacks, gates and the segregation of assets by the Portfolio Funds through the use of side-pockets), and other Portfolio Funds may have suspended, delayed or otherwise limited redemptions, investors may not receive final liquidating distributions for a significant period of time following a determination to wind up the Fund, potentially several years or longer. During such time, the investors will continue to be exposed to the risks associated with holding Shares in the Fund and the value of the Shares remaining outstanding will continue to fluctuate with the value of the Portfolio Funds. In addition to liquidation of the Fund, the risks described above will also apply if the Advisor determines, in its sole discretion, to cease the Fund’s operations, and the Fund compulsorily repurchases all investors’ Shares.

Investment in the Fund is Not Suitable for All Investors. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than extremely limited liquidity in this investment. An investor could incur substantial, or even total, losses on an investment in the Fund. The Shares are suitable only for persons willing to accept this high level of risk and limited liquidity.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and any distributions on those Shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation risk may also affect the real value of the Fund’s investments in Portfolio Funds.

Deflation Risk. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risks of Investing in Other Investment Companies. Subject to the restrictions of the 1940 Act, the Fund may invest in other investments companies, including exchange-traded funds (“ETF”). The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses. Holders of Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies, including ETFs, may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than those employed by the Advisor. Portfolio Funds may also invest in other investment companies and are subject to the same types of risks.

ETFs are generally not actively managed and may be affected by a general decline in market segments relating to the underlying index. An ETF typically invests in securities included in, or representative of, the underlying index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

Risks Related to the Investment Strategies of the Portfolio Funds

This section discusses risks relating to the types of investment strategies that are expected to be utilized by the Portfolio Funds. It is possible that Portfolio Funds will use an investment strategy that is not described below, and any such investment will be subject to its own particular risks.

The Investment Program is Speculative and Entails Substantial Risks. All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s and/or the Portfolio Funds’ investment objectives will be achieved or that the performance of the Fund and/or the Portfolio Funds will be positive over any period of time. Many of the Portfolio Funds may use leverage, engage in short sales and derivative transactions, maintain concentrated portfolios, invest in illiquid securities or pursue other speculative and risky strategies. The Fund may experience significant losses from investing in Portfolio Funds that use such strategies.

Investment Decisions. The Fund intends to allocate substantially all of its investable capital to Portfolio Funds and, in general and subject to the ability of the Fund and the Advisor to reallocate such capital, neither the Fund nor the Advisor will have management discretion in respect of such capital for so long as it is allocated to Portfolio Funds.

The Strategies Used by the Managers May Fail to Deliver the Desired Returns. The Managers will, among other things, utilize specialized investment strategies, follow allocation methodologies, apply investment models and assumptions, and enter into other strategies intended, among other things, to affect the Portfolio Fund’s (and, therefore, the Fund’s) performance, while targeting risk levels. There can be no assurance that the Managers will succeed in achieving any goal related to these practices. The Managers may be unable or may choose in their judgment not to seek to achieve these goals. Consequently, you could lose all or substantially all of your investment in the Fund.

Equity Hedge Strategies Risk. Certain Portfolio Funds selected by the Fund may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on the Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Long/short equity Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long/short equity Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Event-Driven Strategies Risk. A Portfolio Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Manager to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the cost to the Portfolio Fund of the investment in respect of which such distribution was made.

Relative Value Strategies Risk. The use of relative value strategies by Portfolio Funds involves exposure to various market risks, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many Portfolio Funds pursuing relative value strategies employ limited directional strategies which expose such Portfolio Funds to market risk. Relative value investing requires Managers to make predictions about the directional movements of a market and the pricing inefficiencies with respect to certain securities. There is no guarantee that such predictions will be accurate or that a relative value strategy will be successful.

Macro Strategies Risk. The success of a global macro investment strategy depends upon the Manager’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that a Portfolio Fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying a Portfolio Fund’s positions fail to be borne out in developments expected by the Manager, the Portfolio Fund may incur losses, which could be substantial.

Leverage Risk. The Managers, on behalf of Portfolio Funds, may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin, dollar roll transactions and “uncovered” reverse repurchase agreements and other techniques that may involve or be similar in effect to leverage in their investment programs. Such investment techniques can substantially increase the adverse impact of investment risks to which a Portfolio Fund’s investment portfolio may be subject.

Leverage is a speculative technique that exposes the Portfolio Funds to greater risk and increased costs than if it were not implemented. Increases and/or decreases in the value of a Portfolio Fund’s investment portfolio will be magnified when leverage is used. When one or more means of achieving leveraged exposure to underlying financial assets are used in combination, the total degree of leverage employed may subject the market value of the investments held by a Portfolio Fund to high volatility, rapid diminution and/or loss.

The cumulative effect of the use of leverage in a market that moves adversely to the investments of a Portfolio Fund or in the event portfolio investments experience credit quality deterioration could result in a substantial loss to a Portfolio Fund, which could be substantially greater than if the Portfolio Fund were not leveraged. In addition, the maturity of a portfolio investment may be longer than the term of the loan used to finance such portfolio investment, which could require refinancing or disposing of such portfolio investment on unfavorable terms. The use of leverage will also magnify investment, market and certain other risks.

In the event that a Portfolio Fund’s equity or debt instruments decline in value, the Portfolio Fund could be subject to a “margin call” or “collateral call,” under which the Portfolio Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to pay off its borrowings. The Portfolio Fund would also have to pay interest on any borrowings, which may reduce the returns of the Portfolio Fund. This interest expense may be greater than the return on the underlying investment. A Portfolio Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Portfolio Fund’s leveraging strategy may not be successful.

Market Risk. The Portfolio Funds are exposed to market risk. Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Portfolio Funds’ investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund). The Managers have no ability to control such market conditions.

General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities. Economic and market conditions of this nature could result in significant losses for the Portfolio Funds, which would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund).

Real Estate Risk. The Fund may be exposed to real estate risk through its investments in Portfolio Funds that invest in real estate investment trusts (“REITs”) and other real estate companies. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were generally depressed. Residential mortgage delinquencies and foreclosures increased over this period and led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. In addition, the commercial real estate sector in the United States was under pressure with prices generally depressed as well. Accompanying instability in the credit markets adversely affected, and could adversely affect in the future, the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing a Portfolio Fund’s investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to Portfolio Funds (and thus the value of the Fund’s investment in that Portfolio Fund) and reduce the value of the underlying properties.

REITs and other real estate companies are subject to risks associated with the ownership, operation and management of real estate and real estate-related assets, including terrorist attacks, war or other acts that destroy real property, the risk of casualty or condemnation loss, difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates (in addition to market risks, as described above and elsewhere in this Prospectus). Some REITs and other real estate companies may invest in, or own operate or manage, a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or other real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT or other real estate company holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities issued by private partnerships investing in real estate may be more illiquid than securities issued by REITs and other investment funds generally because the partnerships’ underlying real estate investments may tend to be less liquid than other types of investments. The Managers of such partnerships often do not provide their investors with the right to redeem their investments in the Portfolio Fund, thus the investors only gain liquidity in their investments through the distribution of rental income and the ultimate liquidation or sale of real estate assets held by the Portfolio Fund.

Private Equity Investments and Private Company Risks. Private equity investments, which include private investments in public equity (“PIPE”) and other private equity transactions, and which are distinct from investments in private equity funds, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which a Portfolio Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed.

With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.

Risks Associated with Private Company Investments. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Managers may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Portfolio Funds invest. There is risk that the Portfolio Funds may invest on the basis of incomplete or inaccurate information, which may adversely affect a Portfolio Fund’s (and, therefore, the Fund’s) investment performance. Private companies in which the Portfolio Funds may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. Private companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. In addition, the Portfolio Funds’ investments also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.

Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, a Portfolio Fund may not be able to readily dispose of such investments at prices that approximate those at which the Portfolio Fund could sell them if they were more widely traded. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio Funds’ private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts a Portfolio Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Portfolio Funds’ investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Portfolio Funds’ other investments. A Portfolio Fund’s (and, therefore, the Fund’s) NAV could be adversely affected if the Portfolio Fund’s determinations regarding the fair value of its investments were materially higher than the values that the Portfolio Fund ultimately realizes upon the disposal of such investments.

Arbitrage Transactions. Portfolio Funds in which the Fund invests may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer, or cash tender offer which the Portfolio Fund determines is probable, and substantially above the prices at which such securities traded immediately prior to announcement of the merger, exchange offer, or cash tender offer. If the proposed transaction is delayed or appears likely not to be consummated or in fact is not consummated, the market price of the security to be tendered or exchanged may be expected to decline sharply, which would result in a loss to the Portfolio Fund (and, therefore, the Fund). In addition, if a Manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Portfolio Fund may purchase securities above the offer price, subjecting such purchases to a high degree of risk.

The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including opposition by the management or shareholders of the target company, private litigation or litigation involving regulatory agencies, and approval or non-action of regulatory agencies. The likelihood of occurrence of these and other factors can be very difficult to evaluate.

Proxy Contests and Unfriendly Transactions. Portfolio Funds in which the Fund invests may purchase securities of a company which is the subject of a proxy contest in the expectation that new management will be able to improve the company’s performance or effect a sale or liquidation of its assets so that the price of the company’s securities will increase. If the incumbent management of the company is not defeated or if new management is unable to improve the company’s performance or sell or liquidate the company, the market price of the company’s securities will typically fall, which may cause the Portfolio Fund (and, therefore, the Fund) to suffer a loss. In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on a Portfolio Fund participating in the transaction.

Project Finance Investments. Certain Portfolio Funds may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by a Portfolio Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and a Portfolio Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.

Natural Resources Risks. The Fund may invest in Portfolio Funds making investments in natural resources, including those focused on the energy sector and timber, agricultural land, food, precious metals, mining or other similar sectors. In addition to general commodities risk, the Fund may also be subject to various risks associated with the investments in natural resources. For example, the energy companies in which the Portfolio Funds may invest may be substantially dependent on prevailing prices for oil and natural gas. Prices for oil and gas are subject to wide fluctuation in response to relatively minor changes in supply of and demand for oil and gas, market uncertainty and a variety of additional factors that are beyond the control of the companies in this industry. A substantial and prolonged decline in oil and gas prices could have a material adverse effect on the energy investments which the Portfolio Funds will make. These energy companies are also subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, down hole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. Moreover, the oil and gas industry is subject to extensive regulation under a wide range of U.S. federal and state statutes, rules, orders and regulations and such statutes, rules, orders and/or regulations may have a significant adverse impact on the financial condition of the portfolio investment, and ultimately on the Portfolio Funds and the Fund.

The U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. Furthermore, accidents involving energy assets can give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of companies operating in the energy/natural resources sector, as well as heightened regulation and corresponding increases in costs related to such regulation. Companies operating in this sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial conditions and ability to pay distributions to shareholders.

Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Portfolio Funds may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are produced by companies in which the Portfolio Funds may invest.

In the wake of a Supreme Court decision holding that the Environmental Protection Agency (“EPA”) has some legal authority to deal with climate change under the federal Clean Air Act, the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the investment performance of the Fund.

For those Portfolio Funds that may invest in timber, agricultural land, mining or other similar sectors, other risks apply. For example, the timber business is large and competitive. The timberland companies in which the Portfolio Funds may invest will compete with a number of large, well-financed regional and international forest products companies experienced in all aspects of forestry, as well as the manufacturing and marketing of wood products. In many instances, these competitors will have more experience in the geographic regions than the management teams of the timberland companies in which the Portfolio Funds have invested. In addition, other risks associated with such investments include the cyclical nature of timberlands values, long-term source of supply contracts, environmental, endangered species and forestry regulations, losses of timber from fire and other causes not insured and governmental and environmental regulation.

The types of regulations described above can change over time in both scope and intensity, may have adverse effects on natural resources investments and may be implemented in unforeseen manners on an “emergency” basis in response to catastrophes or other events. Natural resources companies may be subject to further increased environmental regulations and liability for environmental contamination, which may be enacted in response to various events or disasters involving one or more natural resources companies.

Proactive Investing Risk. In those cases where the Manager takes a more proactive role with respect to an investment in a company, there is a risk that the Manager’s intended strategy for that company may not achieve or fully achieve the desired outcome, and the value of the investment in the company’s securities may not be protected or enhanced as anticipated. Moreover, there may be instances (such as when a representative of or a Manager serves on the board of directors of a company) when a Portfolio Fund will be restricted in transacting in or redeeming a particular investment as a result of, among other things, legal restrictions on transactions by company directors or affiliates.

Control Positions. Portfolio Funds may take control positions in a portfolio company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.

General Derivatives Risk. Certain of the strategies that the Managers may utilize involve the use of derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among others, individual securities, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments that a Portfolio Fund may use include, but are not limited to, options contracts, futures contracts, options on futures contracts and swap agreements. A Portfolio Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investments in securities and other more traditional investments. Whether a Portfolio Fund’s use of derivatives is successful will depend on, among other things, the Managers’ ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require a Portfolio Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Portfolio Fund can realize on an investment or may cause a Portfolio Fund to hold a security that it might otherwise sell. In addition, the derivatives market is largely unregulated. It is possible that developments in the derivatives market could adversely affect a Portfolio Fund’s ability to successfully use derivative instruments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, issuer risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, derivatives contracts have a high degree of price variability and are subject to occasional rapid and substantial changes in value.

Derivatives transactions (such as futures contracts and options thereon, options and swaps) may subject a Portfolio Fund to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the reference assets or unexpected price or interest rate movements. The Portfolio Funds also are subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Portfolio Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Portfolio Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Portfolio Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Derivatives involve investment exposure that may exceed their original cost, and a small investment in derivatives could result in a potentially unlimited loss to the Portfolio Fund under certain circumstances.

A Portfolio Fund may enter into debt-related derivatives instruments including credit default swap contracts and interest rate swaps. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the Managers not only of the referenced asset, rate or index, but also of the swap itself. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid, increasing interest rate risk, market risk and counterparty credit risk. The Portfolio Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value and are highly susceptible to liquidity and credit risk. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Portfolio Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Portfolio Fund would receive no benefit from the contract. As the seller in a credit default swap, the Portfolio Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of a credit event with respect to the issuer of the referenced debt obligation. Credit default swaps can be used as a substitute for purchasing or selling a fixed income security and sometimes are preferable to actually purchasing the security. A purchaser of a credit default swap is subject to counterparty risk. For additional information on derivatives and their risks, please see “General Risks—Risks Related to Strategic Transactions.” To the extent Portfolio Funds make use of derivative instruments, they (and indirectly the Fund) would generally be subject to the same risks described above.

Commodities Risk. The Fund may seek to invest in Portfolio Funds that engage in commodity futures trading. The commodity markets can be highly volatile, and it is impossible to predict with certainty their future directions or trends. In addition, the commodities markets may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. Should certain events or conditions cause commodities, or certain kinds of commodities, to fall out of favor, it is possible that forced selling, investor flight and general fear in the market could result in periods of pronounced illiquidity and severely depressed prices which could cause a Portfolio Fund, and therefore the Fund, to realize substantial losses. In addition, a Portfolio Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, a Portfolio Fund (and therefore the Fund) may be more susceptible to risks associated with those sectors. The prices of certain commodities in these sectors have experienced recent significant price increases, in some cases approaching or exceeding historic highs. Price reductions or corrections in these markets could negatively impact the investment performance of a Portfolio Fund, and therefore the Fund. See “General Risks—Risks Related to Strategic Transactions” for additional information.

Short-Selling. Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. If the price of the security sold short increases between the time of the short sale and the time a Portfolio Fund replaces the borrowed security, the Portfolio Fund will incur a loss; conversely, if the price declines, the Portfolio Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Portfolio Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although a Portfolio Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Short-selling necessarily involves certain additional risks. If the short seller does not own the securities sold short (an uncovered short sale), however, the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Portfolio Funds to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by a Portfolio Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and a Portfolio Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.

The SEC has previously temporarily banned short selling in the stocks of numerous financial services companies in response to instances of spreading turmoil in the financial markets, and has also promulgated new disclosure requirements with respect to short positions held by investment managers in response to such incidents. Should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, a Portfolio Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of a Portfolio Fund to execute its investment strategies generally.

Common Stock. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by a Portfolio Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Fixed Income Securities. Investment in fixed income securities may offer opportunities for income and capital appreciation, and may also be used for temporary defensive purposes and to maintain liquidity. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or by a foreign government; municipal bonds and securities related to municipal bonds; mortgage backed securities (“MBS”) and asset backed securities (“ABS”). These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s or a guarantor’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk). In addition, MBS and ABS may also be subject to call risk and extension risk. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.

Investments in fixed income securities are also subject to the following risks described below:

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Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. A Portfolio Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently raised the federal funds rate and may raise it further in the near future. This heightens the interest rate risk. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of a Portfolio Fund’s investments will not affect interest income derived from instruments already owned by a Portfolio Fund, but will be reflected in a Portfolio Fund’s NAV. A Portfolio Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Managers. To the extent a Portfolio Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Portfolio Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Portfolio Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. government securities. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A Portfolio Fund’s use of leverage will tend to increase the Portfolio Fund’s interest rate risk. A Portfolio Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Portfolio Fund and decreasing the Portfolio Fund’s exposure to interest rate risk. The Portfolio Funds are not required to hedge their exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by a Portfolio Fund to reduce interest rate risk will be successful or that any hedges that the Portfolio Fund may establish will perfectly correlate with movements in interest rates.

A Portfolio Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. A Portfolio Fund may also invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent a Portfolio Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of a Portfolio Fund.

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Issuer Risk. The value of fixed income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

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Credit Risk. Credit risk is the risk that one or more fixed income securities in a Portfolio Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent a Portfolio Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. See “Low Credit Quality Securities,” below. In addition, to the extent a Portfolio Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

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Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing a Portfolio Fund to reinvest in lower yielding securities, resulting in a possible decline in a Portfolio Fund’s income and distributions to investors. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Portfolio Fund, prepayment risk may be enhanced.

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Reinvestment Risk. Reinvestment risk is the risk that income from a Portfolio Fund’s portfolio will decline if the Portfolio Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Portfolio Fund portfolio’s current earnings rate.

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Duration and Maturity Risk. The Portfolio Funds often have no set policy regarding portfolio maturity or duration. The Managers may seek to adjust a Portfolio Fund’s portfolio’s duration or maturity based on their assessment of current and projected market conditions and all factors that the Managers deem relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of a Portfolio Fund’s portfolio generally will be made based on all pertinent market factors at any given time. A Portfolio Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Managers’ assessment of current and projected market conditions will be correct or that any strategy to adjust a portfolio’s duration or maturity will be successful at any given time. Generally speaking, the longer the duration of a Portfolio Fund’s portfolio, the more exposure a Portfolio Fund will have to the interest rate risks described above.

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Spread Risk. Credit spread refers to the difference in interest rates between higher quality and lower quality debt securities, with credit spreads tending to be wider for lower quality securities. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer. In addition, credit spreads in general, or for a particular quality of securities, may widen due to the anticipation of deteriorating economic conditions, with widening tending to be greater for lower grade securities. A widening of spread for a security generally will result in a reduction in the market value of the security.

Low Credit Quality Securities. The Portfolio Funds may invest in particularly risky investments that may also offer the potential for correspondingly high returns. As a result, a Portfolio Fund may lose all or substantially all of its investment in any particular instance, which would have an adverse effect on the performance of the Fund and the returns to shareholders. In addition, there typically is no minimum credit standard which is a prerequisite to a Portfolio Fund’s acquisition of any security, and the debt securities in which a Portfolio Fund is permitted to invest may be less than investment grade (rated Ba/BB or below, or unrated but judged to be of comparable quality by the Manager) and may be considered to be “high yield” or “junk” bonds. Securities in the non-investment grade categories are subject to greater risk of loss of principal and interest than higher rated securities and may be considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They may also be considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic and specific industry conditions. Adverse publicity and negative investor perception about these lower-rated securities, whether or not based on an analysis of the fundamentals with respect to the relevant issuers, may contribute to a decrease in the value and liquidity of such securities. In addition, because investors generally perceive that there are greater risks associated with non-investment grade securities, the yields and prices of such securities may fluctuate more than those for higher-rated securities. The market for non-investment grade securities may be smaller and less active than that for higher-rated securities, which may adversely affect the prices at which these securities can be sold. In addition, the Portfolio Funds may invest in debt securities which may be unrated by a recognized credit rating agency which are subject to greater risk of loss of principal and interest than higher-rated debt securities.

Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risks Related to the Fund—Risks Associated with Recent Market Events.”

The prices of fixed income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current extraordinary low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market a reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody’s, S&P and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. To the extent that a Portfolio Fund invests in lower grade securities that have not been rated by a rating agency, the Portfolio

Fund’s ability to achieve its investment objective will be more dependent on the Manager’s credit analysis than would be the case when the Portfolio Fund invests in rated securities.

A Portfolio Fund may invest in securities rated in the lower rating categories (rated Caa1/CCC+ or below, or unrated but judged to be of comparable quality by the Manager). For these securities, the risks associated with below investment grade instruments are more pronounced. A Portfolio Fund may, subject to its investment policies, purchase stressed or distressed securities, including securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. See “Distressed Securities,” below.

Securities in which a Portfolio Fund may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by all or substantially all of the issuer’s assets. Moreover, a Portfolio Fund may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. A Portfolio Fund may therefore be subject to credit, liquidity and interest rate risks. In addition, evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult. Also, the market for credit spreads is often inefficient and illiquid, making it difficult to hedge such risk or to calculate accurately discounting spreads for valuing financial instruments.

Distressed Securities. The Portfolio Funds may invest in securities of issuers in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or issuers that are involved in bankruptcy or reorganization proceedings. Investments of this type involve substantial financial and business risks that can result in substantial or total losses. A Portfolio Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. Such investments also face the risk of the effects of applicable federal and state bankruptcy laws. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio Funds may lose their entire investment or may be required to accept cash or securities with a value less than its original investment. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and offer prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value. Such securities are also more likely to be subject to trading restrictions or suspensions. It is anticipated that some of the portfolio securities held by a Portfolio Fund may not be widely traded, and that the Portfolio Funds’ position in such securities may be substantial in relation to the market for those securities. The Managers’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Debtor-In-Possession (“DIP”) Financing Risk. A Portfolio Fund’s participation in DIP financings is subject to risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Portfolio Fund’s only recourse will be against the property securing the DIP financing.

U.S. Government Securities Risk. U.S. government debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. government securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. government debt to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers, the Portfolio Funds and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s or a Portfolio Fund’s portfolio.

Foreign Sovereign Debt Risk. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt may also be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Portfolio Funds may have limited legal recourse in the event of a default because, among other reasons, remedies must be pursued in the courts of the defaulting party. In addition, political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and a Portfolio Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of a Portfolio Fund. The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Portfolio Fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt.

Senior Loans Risk. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. A Portfolio Fund’s investments in senior loans would typically be expected to be below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with senior loans are similar to the risks of below investment grade fixed income securities, although senior loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.

There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is generally no minimum rating or other independent evaluation of a borrower or its securities limiting a Portfolio Fund’s investments, and the Managers rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Portfolio Funds are particularly dependent on the analytical abilities of the Managers.

A Portfolio Fund may invest in senior loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to a Portfolio Fund, and such defaults could reduce the Portfolio Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

No active trading market may exist for certain senior loans, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans, meaning that a Portfolio Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid securities are also difficult to value.

Although the senior loans in which a Portfolio Fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, a Portfolio Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized or under-collateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including a Portfolio Fund. Such court action could under certain circumstances include invalidation of senior loans.

Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Portfolio Funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, it may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Managers, do not represent fair value. If a Portfolio Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a Portfolio Fund could receive for the senior loan may be adversely affected.

Investments in senior loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, a Portfolio Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

Second Lien Loans Risk. Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Second lien loans share the same risks as other below investment grade securities.

Mezzanine Investments Risk. The Portfolio Funds may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans may also include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Risks of Loan Assignments and Participations. The Portfolio Funds may acquire loan assignments or participations. As the purchaser of an assignment, a Portfolio Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Portfolio Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Portfolio Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. A Portfolio Fund may be required to pass along to a purchaser that buys a loan from the Portfolio Fund by way of assignment a portion of any fees to which the Portfolio Fund is entitled under the loan.

A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In connection with purchasing participations, a Portfolio Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Portfolio Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Bank Loans. A Portfolio Fund may acquire direct interests or participations in privately held loans from banks, insurance companies, financial institutions, or other lenders, as well as claims held by trade or other creditors, and may originate these types of loans. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment of scheduled interest or principal. Non-payment would result in a reduction of income to a Portfolio Fund and a reduction in the value of the investments experiencing non-payment. The liquidation of collateral securing a loan may not satisfy a borrower’s obligation in the event of non-payment, and such collateral may not be readily liquidated. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of a borrower’s bankruptcy. Additional bankruptcy risks include delays or limitations on realizing the benefits of the collateral or subordination or invalidation of the loans. Some or all of the bank loans held by a Portfolio Fund may not be secured by any collateral, and such bank loans entail greater risk than secured bank loans. To the extent that a Portfolio Fund holds an investment in a bank loan acquired from another lender, the Portfolio Fund may be subject to certain credit risks with respect to that lender. In addition, because these investments are not registered and no public market for them exists, they typically are less liquid than publicly traded securities.

LIBOR and Other Reference Rates Risk. According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Portfolio Fund.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. In August 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. In December 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”). The Federal Reserve Bank of New York published these alternative rates in April 2018.

There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies.

Insolvency Considerations with Respect to Issuers of Indebtedness. Various laws enacted for the protection of creditors may apply to indebtedness in which a Portfolio Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which a Portfolio Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which a Portfolio Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on indebtedness are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured from the Portfolio Fund to which such payments were made.

The Fund does not anticipate that the Portfolio Funds in which it invests will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or equitable subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Portfolio Funds may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Portfolio Funds to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against a Portfolio Fund.

Indebtedness consisting of obligations of non-U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non-sovereign or a sovereign entity.

Mortgage Related Securities Risk. Investing in mortgage-backed securities (“MBS”) entails various risks. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect issuing vehicles and the return to investors in such MBS); whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the MBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such MBS; risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, a Portfolio Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Portfolio Fund to additional risk.

When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. During such periods, the reinvestment of prepayment proceeds by a Portfolio Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, lengthening the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed-income securities. Moreover, the relationship between borrower prepayments and changes in interest rates may mean some high-yielding mortgage related and other asset-backed securities have less potential for increases in value if market interest rates were to fall than conventional bonds with comparable maturities.

In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or B-Note, if any, then by the “first loss” subordinated security holder (generally, the “B-Piece” buyer) and then by the holder of a higher rated security. A Portfolio Fund could invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or B-Notes, and any classes of securities junior to those in which a Portfolio Fund invests, the Portfolio Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which a Portfolio Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.

MBS generally are classified as either residential mortgage-backed securities (“RMBS”) or commercial mortgage-backed securities (“CMBS”), each of which are subject to certain specific risks as further described below.

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RMBS Risks. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. Non-agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Agency RMBS Risks. MBS issued by the Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) are guaranteed as to timely payment of principal and interest by FNMA or FHLMC, but are not backed by the full faith and credit of the U.S. Government. In 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into an agreement with each of FNMA and FHLMC that contains various covenants that severely limit each enterprise’s operations. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. In the event that FHFA, as conservator of, or if it is later appointed as receiver for, FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor. In the event of repudiation, the payments of interest to holders of FNMA or FHLMC MBS would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such MBS are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such MBS holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. In addition, certain rights provided to holders of MBS issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC MBS may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such MBS have the right to replace FNMA or FHLMC as trustee if the requisite percentage of MBS holders consent. The Reform Act prevents MBS holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.

A 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development set forth a plan to reform America’s housing finance market, which would reduce the role of and eventually eliminate FNMA and FHLMC, and identified proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC. The impact of such reforms on the markets for MBS is currently unknown. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact FNMA, FHLMC and the Federal Home Loan Banks, and the values of their related securities or obligations.

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RMBS Legal Risks. Legal risks associated with RMBS can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof, which may be subject to various federal and state laws (including, without limitation, predatory lending laws), public policies and principles of equity that regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions. Specifically, provisions of federal predatory lending laws, such as the federal Truth-in-Lending Act (as supplemented by the Home Ownership and Equity Protection Act of 1994) and Regulation Z, and various recently enacted state predatory lending laws provide that a purchaser or assignee of specified types of residential mortgage loans (including an issuer of RMBS) may be held liable for violations by the originator of such mortgage loans. Under such assignee liability provisions, a borrower is generally given the right to assert against a purchaser of its mortgage loan any affirmative claims and defenses to payment that such borrower could assert against the originator of the loan or, where applicable, the home improvement contractor that arranged the loan. Liability under such assignee liability provisions could, therefore, result in a disruption of cash flows allocated to the holders of RMBS where either the issuer of such RMBS is liable for damages or is unable to enforce payment by the borrower.

In most but not all cases, the amount recoverable against a purchaser or assignee under such assignee liability provisions is limited to amounts previously paid and still owed by the borrower. Moreover, sellers of residential mortgage loans to an issuer of RMBS typically represent that the loans have been originated in accordance with all applicable laws and in the event such representation is breached, the seller typically must repurchase the offending loan. Notwithstanding these protections, an issuer of RMBS may be exposed to an unquantifiable amount of potential assignee liability because, first, the amount of potential assignee liability under certain predatory lending laws is unclear and has yet to be litigated, and, second, in the event a predatory lending law does not prohibit class action lawsuits, it is possible that an issuer of RMBS could be liable for damages for more than the original principal amount of the offending loans held by it. In such circumstances the issuer of RMBS may be forced to seek contribution from other parties, who may no longer exist or have adequate funds available to fund such contribution.

In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.

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Non-Agency RMBS Risks. Non-agency RMBS are securities issued by non-governmental issuers. Non-agency RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.

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Borrower Credit Risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. Non-agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

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Mortgage Loan Market Risk. In the recent past, the residential mortgage market in the United States experienced difficulties that adversely affected the performance and market value of certain mortgages and mortgage related securities. Delinquencies and losses on residential mortgage loans (especially sub-prime and second lien mortgage loans) generally increased during this period and declines in or flattening of housing values in many housing markets were generally viewed as exacerbating such delinquencies and losses. Borrowers with adjustable rate mortgages (“ARMs”) are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.

At any one time, a portfolio of RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas. The economic downturn experienced in the recent past at the national level, and the more serious economic downturn experienced in the recent past in certain geographic areas of the United States, including in particular areas of the United States where rates of delinquencies and defaults on residential mortgage loans were particularly high, is generally viewed as having contributed to the higher rates of delinquencies and defaults on the residential mortgage loans underlying RMBS during this period. There also can be no assurance that areas of the United States that mostly avoided higher rates of delinquencies and defaults on residential mortgage loans during this period would continue to do so if an economic downturn were to reoccur at the national level.

Another factor that may contribute to, and may in the future result in, higher delinquency and default rates is the increase in monthly payments on ARMs. Any increase in prevailing market interest rates, which are currently at historical lows, may result in increased payments for borrowers who have ARMs. Moreover, with respect to hybrid mortgage loans (which are mortgage loans combining fixed and adjustable rate features) after their initial fixed rate period or other adjustable-rate mortgage loans, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the non-agency RMBS.

As a result of rising concerns about increases in delinquencies and defaults on residential mortgage loans (particularly on sub-prime and adjustable-rate mortgage loans) and as a result of increasing concerns about the financial strength of originators and servicers and their ability to perform their obligations with respect to non-agency RMBS, there may be an adverse change in the market sentiments of investors about the market values and volatility and the degree of risk of non-agency RMBS generally. Some or all of the underlying residential mortgage loans in an issue of non-agency RMBS may have balloon payments due on their respective maturity dates. Balloon residential mortgage loans involve a greater risk to a lender than fully amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the local or national residential real estate markets, interest rates and general economic conditions and the financial condition of the borrower. If borrowers are unable to make such balloon payments, the related issue of non-agency RMBS may experience losses.

A Portfolio Fund may acquire RMBS backed by collateral pools of mortgage loans that have been originated using underwriting standards that are less restrictive than those used in underwriting “prime mortgage loans” and “Alt-A mortgage loans.” These lower standards include mortgage loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified and are commonly referred to as “sub-prime” mortgage loans. Sub-prime mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Certain categories of RMBS, such as option ARM RMBS and sub-prime RMBS, have been referred to by the financial media as “toxic assets.”

Although the United States economy has been slowly improving in recent years, the impact of the coronavirus pandemic on the United States has caused the economy to deteriorate again and led to a high incidence of missed mortgage payments, which could result in the incidence of mortgage foreclosures, especially sub-prime mortgages, beginning to increase again, which could adversely affect the value of any RMBS owned by a Portfolio Fund.

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CMBS Risks. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for single-family RMBS.

CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; new and ongoing epidemics and pandemics of infectious diseases and other global health events; natural/environmental disasters; terrorist threats and attacks and social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four- family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. The coronavirus pandemic in the United States has had a severe adverse effect on many commercial businesses, resulting in them not paying rent, which in turn will likely result in the owners of the underlying properties being impaired in their ability to make mortgage payments.

The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificateholder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series.

A Portfolio Fund may not have the right to appoint the directing certificateholder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificateholder, take actions with respect to the specially serviced mortgage loans that could adversely affect a Portfolio Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.

A Portfolio Fund may invest in Subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages.

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Subordinated CMBS are often referred to as “B-Pieces.” The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.

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CMO Risk. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.

Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. A Portfolio Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

A Portfolio Fund may also invest in Real Estate Mortgage Investment Conduits (“REMIC”), which are CMOs that qualify for special tax treatment under the Code and invest in certain mortgages principally secured by interests in real property and other permitted investments.

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Credit Risk Associated With Originators and Servicers of Mortgage Loans. A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now or were subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Such difficulties may affect the performance of MBS backed by mortgage loans. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related MBS. Delinquencies and losses on, and, in some cases, claims for repurchase by the originator of, mortgage loans originated by some mortgage lenders have recently increased as a result of inadequate underwriting procedures and policies, including inadequate due diligence, failure to comply with predatory and other lending laws and, particularly in the case of any “no documentation” or “limited documentation” mortgage loans that may support non-agency RMBS, inadequate verification of income and employment history. Delinquencies and losses on, and claims for repurchase of, mortgage loans originated by some mortgage lenders have also resulted from fraudulent activities of borrowers, lenders, appraisers, and other residential mortgage industry participants such as mortgage brokers, including misstatements of income and employment history, identity theft and overstatements of the appraised value of mortgaged properties. Many of these originators and servicers are very highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt and thereby increase the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non-agency MBS and subordinated security holders.

The servicers of non-agency MBS are often the same entities as, or affiliates of, the originators of these mortgage loans. Accordingly, the financial risks relating to originators of MBS described immediately above also may affect the servicing of MBS. In the case of such servicers, and other servicers, financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure. In recent years, a number of lenders specializing in residential mortgages have sought bankruptcy protection, shut down or been refused further financings from their lenders.

MBS typically provide that the servicer is required to make advances in respect of delinquent mortgage loans. However, servicers experiencing financial difficulties may not be able to perform these obligations or obligations that they may have to other parties of transactions involving these securities. Like originators, these entities are typically very highly leveraged. Such difficulties may cause servicers to default under their financing arrangements. In certain cases, such entities may be forced to seek bankruptcy protection. Due to the application of the provisions of bankruptcy law, servicers who have sought bankruptcy protection may not be required to advance such amounts. Even if a servicer were able to advance amounts in respect of delinquent mortgage loans, its obligation to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgage loans or declining value of the related mortgaged properties. Moreover, servicers may overadvance against a particular mortgage loan or charge too many costs of resolution or foreclosure of a mortgage loan to a securitization, which could increase the potential losses to holders of MBS. In such transactions, a servicer’s obligation to make such advances may also be limited to the amount of its servicing fee. In addition, if an issue of MBS provides for interest on advances made by the servicer, in the event that foreclosure proceeds or payments by borrowers are not sufficient to cover such interest, such interest will be paid to the servicer from available collections or other mortgage income, thereby reducing distributions made on the MBS and, in the case of senior-subordinated MBS described below, first from distributions that would otherwise be made on the most subordinated MBS of such issue. Any such financial difficulties may increase the possibility of a servicer termination and the need for a transfer of servicing and any such liabilities or inability to assess such liabilities may increase the difficulties and costs in affecting such transfer and the potential loss, through the allocation of such increased cost of such transfer, to subordinated security holders.

There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans. Because the recent financial difficulties experienced by such originators and servicers is unprecedented and unpredictable, the past performance of the residential and commercial mortgage loans originated and serviced by them (and the corresponding performance of the related MBS) is not a reliable indicator of the future performance of such residential mortgage loans (or the related MBS).

In some cases, servicers of MBS have been the subject of legal proceedings involving the origination and/or servicing practices of such servicers. Large groups of private litigants and states’ attorneys general have brought such proceedings. Because of the large volume of mortgage loans originated and serviced by such servicers, such litigation can cause heightened financial strain on servicers. In other cases, origination and servicing practices may cause or contribute to such strain, because of representation and warranty repurchase liability arising in MBS and mortgage loan sale transactions. Any such financial strain could cause servicers to service below required standards, causing delinquencies and losses in any related MBS transaction to rise, and in extreme cases could cause the servicer to seek the protection of any applicable bankruptcy or insolvency law. In any such proceeding, it is unclear whether the fees that the servicer charges in such transactions would be sufficient to permit that servicer or a successor servicer to service the mortgage loans in such transaction adequately. If such fees had to be increased, it is likely that the most subordinated security holders in such transactions would be effectively required to pay such increased fees. Finally, these entities may be the subject of future laws designed to protect consumers from defaulting on their mortgage loans. Such laws may have an adverse effect on the cash flows paid under such MBS.

In addition, certain lenders who service and/or issue MBS have recently announced that they are being investigated by or have received information requests from U.S. federal and/or state authorities, including the SEC. As a result of such investigations and other similar investigations and general concerns about the adequacy or accuracy of disclosure of risks to borrowers and their understanding of such risks, U.S. financial regulators have recently indicated that they may propose new guidelines for the mortgage industry. Guidelines, if introduced, together with the other factors described herein, may make it more difficult for borrowers with weaker credit to refinance, which may lead to further increases in delinquencies, extensions in duration and losses in mortgage related assets.

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Legislation and Regulation Risk. The significance of the mortgage crisis and loan defaults in residential mortgage loan sectors led to the enactment in July 2008 of the Housing and Economic Recovery Act of 2008, a wide-ranging housing rescue bill that offers up to $300 billion in assistance to troubled homeowners and emergency assistance to FNMA and FHLMC. This bill could potentially have a material adverse effect on a Portfolio Fund’s investment program as the bill, among other things, provides approximately $180 million for “pre-foreclosure” housing counseling and legal services for distressed borrowers. In 2007, U.S. Treasury then-Secretary Henry Paulson and HUD then-Secretary Alphonso Jackson and the mortgage industry worked to develop HOPE NOW, an alliance of participants in the mortgage industry intended to work with borrowers with sub-prime mortgages facing interest rate increases and increasing payments. The Congressional Research Service reports that HOPE NOW has undertaken an initiative to provide homeowners with free telephone consultations with HUD-approved credit counselors, who can help homeowners contact their lenders and credit counselors to work out a plan to avoid foreclosure. Certain borrowers may also seek relief through the “FHA Secure” refinancing option that gives homeowners with non-FHA ARMs, current or delinquent and regardless of reset status, the ability to refinance into a FHA-insured mortgage. The Helping Families Save Their Homes Act of 2009, which was enacted on May 20, 2009, provides a safe harbor for servicers entering into “qualified loss mitigation plans” with respect to residential mortgages originated before the act was enacted. By protecting servicers from certain liabilities, this safe harbor may encourage loan modifications and reduce the likelihood that investors in securitizations will be paid on a timely basis or will be paid in full.

In addition, the mortgage crisis has led public advocacy groups to demand, and governmental officials and federal and state regulatory agencies to propose and consider, a variety of other “bailout” and “rescue” plans that could potentially have a material adverse effect on the investment program of a Portfolio Fund. Some members of the U.S. Congress have expressed concern that the downturn in the housing market played a role in the rise of late mortgage payments and foreclosures and expressed an expectation that these conditions would lead to increased filings for bankruptcy. The terms of other proposed legislation or other plans may include, by way of example and not limitation, the following:

•	moratoriums on interest rate increases for certain mortgage loans and on foreclosure proceedings;

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conversions of ARMs to fixed-rate mortgages (including in connection with government-backed refinancings of individual mortgage loans), with potential workouts to provide borrowers with equity stakes in their homes;

•	increased scrutiny of mortgage originations (including mortgage loans in which a Portfolio Fund may own an interest through non-agency RMBS) and foreclosure proceedings;

•	additional registration and licensing requirements for mortgage brokers, lenders and others involved in the mortgage industry; and

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greater relief to homeowners under the U.S. Bankruptcy Code or other federal or state laws, including relief to stay or delay the foreclosure of residential mortgage loans or to modify payment terms, including interest rates and repayment periods, of residential mortgage loans, over a lender’s objections, as the result of a “cramdown,” which decreases the debt’s value to as low as the collateral’s fair market value.

A significant number of loan modifications could result in a significant reduction in cash flows to the holders of the mortgage securities on an ongoing basis. These loan modification programs, as well as future legislative or regulatory actions, including amendments to the bankruptcy laws, that result in the modification of outstanding mortgage loans may adversely affect the value of, and the returns on, the assets in which a Portfolio Fund may invest.

New laws, legislation or other government regulations, including those promulgated in furtherance of a “bailout” or “rescue” plan to address any potential crisis and distress in the residential mortgage loan sector, may result in a reduction of available transactional opportunities for a Portfolio Fund, or an increase in the cost associated with such transactions. Any such law, legislation or regulation may adversely affect the market value of RMBS.

Additional Risks of Mortgage Related Securities. Additional risks associated with investments in MBS include:

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Interest Rate Risk. In addition to the interest rate risks described above, certain MBS may be subject to additional risks as the rate of interest payable on certain MBS may be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap.” As a result of this cap, the return to the holder of such MBS is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater negative impact on the yield to the holder of such MBS.

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Structural Risk. Because MBS generally are ownership or participation interests in pools of mortgage loans secured by a pool of properties underlying the mortgage loan pool, the MBS are entitled to payments provided for in the underlying agreement only when and if funds are generated by the underlying mortgage loan pool. This likelihood of the return of interest and principal may be assessed as a credit matter. However, the holders of MBS do not have the legal status of secured creditors, and cannot accelerate a claim for payment on their securities, or force a sale of the mortgage loan pool in the event that insufficient funds exist to pay such amounts on any date designated for such payment. The holders of MBS do not typically have any right to remove a servicer solely as a result of a failure of the mortgage pool to perform as expected.

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Subordination Risk. MBS may be subordinated to one or more other senior classes of securities of the same series for purposes of, among other things, offsetting losses and other shortfalls with respect to the related underlying mortgage loans. For example, in the case of certain MBS, no distributions of principal will generally be made with respect to any class until the aggregate principal balances of the corresponding senior classes of securities have been reduced to zero. As a result, MBS may be more sensitive to risk of loss, writedowns, the non-fulfillment of repurchase obligations, overadvancing on a pool of loans and the costs of transferring servicing than senior classes of securities.

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Prepayment, Extension and Redemption Risks. MBS may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the MBS which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Portfolio Fund’s higher yielding securities are likely to be redeemed and the Portfolio Fund will probably be unable to replace them with securities having as great a yield. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of MBS. This is known as prepayment risk.

Except in the case of certain types of RMBS, the mortgage loans underlying RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related RMBS. In the case of certain home equity loan securities and certain types of RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related RMBS. RMBS typically contain provisions that require repurchase of mortgage loans by the originator or other seller in the event of a breach of a representation or warranty regarding loan quality and characteristics of such loan. Any repurchase of a mortgage loan as a result of a breach has the same effect on the yield received on the related issue of RMBS as a prepayment of such mortgage loan. Any increase in breaches of representations and the consequent repurchases of mortgage loans that result from inadequate underwriting procedures and policies and protections against fraud will have the same effect on the yield on the related RMBS as an increase in prepayment rates.

Risk of prepayment may be reduced for commercial real estate property loans containing significant prepayment penalties or prohibitions on principal payments for a period of time following origination.

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MBS also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, MBS may be subject to redemption at the option of the issuer. If a MBS held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Portfolio Fund’s ability to achieve its investment objective.

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Spread Widening Risk. The prices of MBS may decline substantially, for reasons that may not be attributable to any of the other risks described in this Prospectus. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to protect against, such “spread widening” risk.

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Illiquidity Risk. The liquidity of MBS varies by type of security; at certain times a Portfolio Fund may encounter difficulty in disposing of such investments. Because MBS have the potential to be less liquid than other securities, a Portfolio Fund may be more susceptible to illiquidity risk than funds that invest in other securities. In the past, in stressed markets, certain types of MBS suffered periods of illiquidity when disfavored by the market. Due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.

Asset-Backed Securities Risk. Asset-backed securities (“ABS”) involve certain risks in addition to those presented by MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Relative to MBS, ABS may provide a Portfolio Fund with a less effective security interest in the underlying collateral and are more dependent on the borrower’s ability to pay. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.

The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Credit CARD Act of 2009 imposes new regulations on the ability of credit card issuers to adjust the interest rates and exercise various other rights with respect to indebtedness extended through credit cards. The Fund, Portfolio Funds, Managers and the Advisor cannot predict what effect, if any, such regulations might have on the market for ABS and such regulations may adversely affect the value of ABS owned by a Portfolio Fund. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by a Portfolio Fund. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. In recent years, certain automobile manufacturers have been granted access to emergency loans from the U.S. government and have experienced bankruptcy. As a result of these events, the value of securities backed by receivables from the sale or lease of automobiles may be adversely affected.

Some ABS, particularly home equity loan transactions, are subject to interest rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.

CDO Risk. The Portfolio Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Portfolio Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this Prospectus. CDOs may charge management fees and administrative expenses, which are in addition to those of the Portfolio Funds.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished. The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.

CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Illiquid Investments and Market Characteristics. Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of a Portfolio Fund to exit such investments and may adversely affect the returns made by the Portfolio Funds. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for a Portfolio Fund to liquidate positions and thereby might expose the Portfolio Funds to losses.

The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Portfolio Funds may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Portfolio Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Portfolio Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which a Portfolio Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Portfolio Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Portfolio Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect a Portfolio Fund’s portfolio.

The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Portfolio Fund may encounter substantial delays in attempting to sell non-publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Portfolio Fund. In some cases, a Portfolio Fund may be contractually prohibited from disposing of investments for a specified period of time. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded.

Lending Portfolio Securities. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions. In general, these loans are typically secured by collateral (typically consisting of cash, government securities or irrevocable letters of credit) maintained in an amount typically equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds are typically entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Funds, however, the Portfolio Funds may experience a loss in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.

Material, Non-Public Information. From time to time, the Managers may come into possession of confidential or material, non-public information that would limit the ability of a Portfolio Fund to acquire or dispose of investments held by a Portfolio Fund. A Portfolio Fund’s investment flexibility may be constrained as a consequence of the inability of the Managers to use such information for investment purposes. Moreover, the Managers may acquire confidential or material, non-public information or be restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when the Managers would otherwise take such an action.

Interest Rate Fluctuations. The prices of certain securities which may be held by the Portfolio Funds tend to be sensitive to interest rate fluctuations and unexpected fluctuations in interest rates could cause the corresponding prices of the long and short portions of a position to move in directions which were not initially anticipated. Interest rates are highly sensitive to factors beyond the Managers’ control, including, among others, governmental monetary and tax policies and domestic and international economic and political conditions. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may be expected to affect adversely a Portfolio Fund’s liquidity and operating results. In addition, interest rate increases generally will increase the interest carrying costs to a Portfolio Fund of borrowed securities and leveraged investments or the cost of leverage for a Portfolio Fund. Furthermore, to the extent that interest rate assumptions underlie the hedging of a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Portfolio Fund to losses.

Portfolio Turnover. The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations. The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to portfolio turnover rate, and the turnover rate within a Portfolio Fund may be significant, which will result in significant transaction costs and thereby reduce the investment performance of the Portfolio Fund (and, therefore, the Fund).

Non-U.S. Investments. The Portfolio Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Fund’s investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries, there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Portfolio Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce returns.

The Portfolio Funds generally hold their non-U.S. securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolio Funds’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio Fund can earn on its investments and typically results in a higher operating expense ratio for the Portfolio Fund than for private investment companies invested only in the United States.

Certain banks in foreign countries may not be eligible sub-custodians for a Portfolio Fund, in which event the Portfolio Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Portfolio Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Portfolio Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside the issuer’s country.

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Portfolio Fund’s ability to purchase or sell non-U.S. securities or transfer the Portfolio Fund’s assets or income back into the United States, or otherwise adversely affect the Portfolio Fund’s operations. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Portfolio Funds. If such restrictions should be reinstituted, it might become necessary for the a Portfolio Fund to invest all or substantially all of its assets in U.S. securities.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Portfolio Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Portfolio Fund’s investments.

In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Managers to completely and accurately determine a company’s financial condition.

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for a Portfolio Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its non-U.S. securities.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio Fund to carry out transactions. If a Portfolio Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Portfolio Fund could be liable for any losses incurred.

While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (“NYSE”). Accordingly, a Portfolio Fund’s non-U.S. securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.

Foreign Currency Risk. Because a Portfolio Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by a Portfolio Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that a Portfolio Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Managers may, but are not typically required to, elect for a Portfolio Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

EMU and Redenomination Risk. As the European debt crisis progressed, the possibility of one or more Eurozone countries exiting the EMU, or even the collapse of the Euro as a common currency, arose, creating significant volatility at times in currency and financial markets generally. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the U.S. and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of a Portfolio Fund’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Portfolio Funds’ portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Portfolio Funds’ investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Portfolio Funds may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Emerging Markets Risk. The Portfolio Funds may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund and Portfolio Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Portfolio Funds. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio Funds’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Portfolio Funds.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Market Disruption and Geopolitical Risk. The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

China and the United States have each imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on a Portfolio Fund’s (and, therefore, the Fund’s) performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The decision made in the British referendum of June 23, 2016 to leave the EU, an event widely referred to as “Brexit,” has led to volatility in the financial markets of the United Kingdom and more broadly across Europe and may also lead to weakening in consumer, corporate and financial confidence in such markets. The formal notification to the European Council required under Article 50 of the Treaty on EU was made on March 29, 2017, following which the terms of exit were negotiated. Pursuant to an agreement between the United Kingdom and the EU, the United Kingdom left the EU on January 31, 2020, subject to a transitional period ending December 31, 2020. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU are unclear at this stage and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. In particular, the decision made in the British referendum may lead to a call for similar referendums in other European jurisdictions which may cause increased economic volatility in the European and global markets. This mid- to long-term uncertainty may have an adverse effect on the economy generally and on the ability of a Portfolio Fund and its investments to execute its respective strategies and to receive attractive returns. In particular, currency volatility may mean that the returns of a Portfolio Fund and its investments are adversely affected by market movements and may make it more difficult, or more expensive, if a Portfolio Fund elects to execute currency hedges. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of portfolio companies or investments located in the United Kingdom or Europe. In light of the above, no definitive assessment can currently be made regarding the impact that Brexit will have on the Fund, its investments or its organization more generally.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of a Portfolio Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurances that similar events and other market disruptions will not have other material and adverse implications.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the Managers’ judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Managers had placed on it.

Value Stock Risk. The Managers may be wrong in their assessment of a company’s value and the stocks a Portfolio Fund owns may not reach what the Managers believe are their full values. A particular risk of a Portfolio Fund’s value strategies is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, a Portfolio Fund’s relative performance may suffer.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

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Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If a Portfolio Fund owns a preferred security that is deferring its distributions, the Portfolio Fund may be required to report income for tax purposes although it has not yet received such income.

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Subordination: Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.

•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

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Limited Voting Rights: Generally, preferred security holders (such as a Portfolio Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

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Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by a Portfolio Fund.

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Trust Preferred Securities. The Portfolio Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

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New Types of Securities: From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. A Portfolio Fund may invest in these securities if the Managers believe that doing so would be consistent with the Portfolio Fund’s investment objective and policies. Since the market for these instruments would be new, a Portfolio Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Portfolio Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include, for example, either “Cash-Settled Convertibles” or “Manufactured Convertibles.” Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Managers or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Managers may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Managers may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Managers believe such a Manufactured Convertible would better promote a Portfolio Fund’s investment objective than alternative investments. For example, the Managers may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Portfolio Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Portfolio Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.

New Issues. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that a Portfolio Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Portfolio Funds. The investment performance of a Portfolio Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Portfolio Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and a Portfolio Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares.

Highly Volatile Markets. The prices of the Portfolio Funds’ investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which a

Portfolio Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., a Portfolio Fund also is subject to the risk of the failure of the exchanges on which its positions trade or of its clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Warrants Risks. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Rights Risks. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Portfolio Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Portfolio Fund may not always realize full value on the sale of rights.

Systemic Risk. Credit risk may arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, securities firms and exchanges, with which the Portfolio Funds interact on a daily basis.

Counterparty Risk. To the extent that a Portfolio Fund engages in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, a Portfolio Fund may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, a Portfolio Fund will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of a Portfolio Fund, that the market value of the securities sold by a Portfolio Fund may decline below the price of the securities at which a Portfolio Fund is obligated to repurchase them and that the securities may not be returned to a Portfolio Fund. There is no assurance that reverse repurchase agreements can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value of the securities a Portfolio Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Managers’ ability to predict correctly interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”

Issuer Risk. In certain instances, the value of the Portfolio Funds’ investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of assets of the issuer.

Smaller Capitalization Company Risk. Smaller capitalization companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel who may be inexperienced. If a product fails or there are other adverse developments, or if management changes, a Portfolio Fund’s investment in a smaller capitalization company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. In addition, smaller capitalization securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller capitalization securities may have limited liquidity and therefore may be more vulnerable to adverse developments than securities of larger companies, and the Portfolio Funds may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Investing in smaller capitalization securities requires a longer term view. Companies with medium sized market capitalizations may have risks similar to those of smaller companies.

Risks Related to Portfolio Funds

In addition to the risks identified above under “Risks Related to the Investment Strategies of the Portfolio Funds”, the Portfolio Funds are subject to the additional risks disclosed in this section.

Limits on Investing in Portfolio Funds. There is a risk that the Fund may be precluded from investing in certain potential Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules or regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a quarterly basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investments and the valuations of such investments. Similarly, because of the Advisor’s actual and potential fiduciary duties to its current and future clients, the Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, the Advisor may believe that the Fund’s disclosure obligations under the 1940 Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed by BlackRock to become affiliated persons of a Portfolio Fund under the 1940 Act and prevent them from engaging in certain transactions. The Fund may invest in a non-voting class of a Portfolio Fund’s interests or forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the 1940 Act. The Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio, or may withdraw an existing investment in a Portfolio Fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund and the Advisor’s other clients if such an investment was made or maintained. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds, or in the same or similar Portfolio Funds but on different and potentially less advantageous terms, than other clients of the Advisor, and may also cause the Fund to exclude certain Portfolio Funds as investment options. This approach may be detrimental to the investment performance of the Fund compared with what the performance would have been if the Fund did not follow such an approach.

Non-Voting Securities. To the extent the Fund holds non-voting securities or waives its voting rights in Portfolio Funds, the Fund will not be able to vote on matters that require the approval of the interest holders of the Portfolio Fund, including potentially matters adverse to the Fund’s interests. The absence of voting rights potentially could have an adverse impact on the Fund, though Portfolio Funds, as a general matter, rarely put matters to a vote of interest-holders and, when they do, the types of matters put to a vote are generally not important to the Fund’s primary purpose of investing in the Portfolio Fund, which is to gain exposure to the returns offered by that particular Portfolio Fund’s investment program.

Although the Fund may hold non-voting interests or otherwise waive its voting rights, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. The Fund could nevertheless be deemed in some circumstances to be an affiliated person of a Portfolio Fund and therefore subject to certain 1940 Act prohibitions with respect to affiliated transactions. In addition, the Fund’s percentage interest in a Portfolio Fund may be affected by contributions and withdrawals of third parties to or from the Portfolio Fund.

The Fund may also determine not to invest in a Portfolio Fund, limit its investments or redeem all or any part of its investment in a Portfolio Fund. For example, a Manager may refuse to create non-voting securities for, or issue non-voting securities to, the Fund or otherwise agree to a contractual waiver of the Fund’s voting rights, the Advisor may determine that an investment in a particular Portfolio Fund would not be advantageous absent such voting rights or the Advisor may determine that an investment in the non-voting securities of a Portfolio Fund is not consistent with its fiduciary obligations to the Fund and Other BlackRock Funds. See “—Limits on Investing in Portfolio Funds” above.

No Prior Operating History. Certain Portfolio Funds may have no prior or limited operating history upon which the Advisor can evaluate their potential performance. The past investment performance of funds managed by Managers with which the Fund invests or expects to invest may not be construed as an indication of the future results of an investment in the Fund.

Registration under the 1940 Act and Advisers Act. Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. While the Fund expects that many, though not all, U.S.-based Managers and Managers with a measurable amount of assets under management attributable to U.S. clients or U.S. investors in Portfolio Funds they manage will be subject to Advisers Act registration and/or reporting obligations as a result of the Dodd-Frank Act, some Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Risks of Mis-Categorizing Portfolio Funds Within Strategies. While the Advisor will generally attempt to categorize Portfolio Funds consistent with the investment strategies described herein, certain Portfolio Funds may fit into more than one category or may not closely resemble any of the categories. Accordingly, the Advisor has a wide degree of discretion in categorizing Portfolio Funds within strategies or allocating capital among strategies. If the Advisor makes the wrong decision, certain strategies may be under- or over-weighted relative to what may have been intended. Accordingly, the Fund’s investment portfolio may be over-allocated or under-allocated to certain strategies and incur concentration risks or result in insufficient exposure within the portfolio as a result.

Limited Liquidity. Portfolio Funds may invest their assets in restricted securities and other illiquid investments. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and considerable time may pass before the Portfolio Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, a Portfolio Fund may obtain a less favorable price than the price that prevailed when the Portfolio Fund decided to sell. Portfolio Funds may be unable to sell restricted and other illiquid securities at the opportune times or prices.

Further, Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups, gates and/or redemption fees. The Fund’s ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited and such restrictions will limit the Fund’s flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Fund’s investment in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Fund would be precluded from redeploying its capital to more advantageous investment opportunities. The risk of illiquidity in a Portfolio Fund is exemplified by the turmoil in the markets during 2007-2009 in which a number of Portfolio Funds suspended redemptions, resulting in the inability of investors to obtain liquidity in their holdings in such Portfolio Funds. Portfolio Funds may also be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Fund, and the Advisor may not have experience managing such assets. Portfolio Funds may also impose “gates,” which are limitations on the amount of a Portfolio Fund’s net assets that may be redeemed in any one redemption cycle. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. In addition, liquidity may be subject to commitments made by the Advisor as to the frequency of redemptions and/or length of lock-up periods to secure capacity with such Portfolio Funds.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-accounts within the Portfolio Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Portfolio Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment in such Portfolio Fund could fluctuate based on adjustments to the fair value of the side pocket as determined by the Portfolio Fund Manager. In addition, if a Portfolio Fund establishes a side pocket prior to the Fund’s investing in the Portfolio Fund, the Fund may not be exposed to the performance of the Portfolio Fund’s assets held in the side pocket. See “Calculation of Net Asset Value; Valuation.”

Some Managers may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments. To capitalize on such opportunities, Portfolio Funds may invest in private equity or venture capital funds, direct private equity investments and other investments that such Managers determine to have limited liquidity (each, a “special investment opportunity”). There may be no trading market for special investment opportunity securities, and the sale or transfer of such securities may be limited or prohibited. Positions in special investment opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, Portfolio Funds that hold such positions may be required to do so for many years, and despite adverse price movements. As a result, the Fund might not be able to withdraw the portion of its investment in a Portfolio Fund that is attributable to such special investment opportunities. As a result, a Portfolio Fund may be less liquid.

A Portfolio Fund may invest in privately placed securities, the resale of which is restricted or for which no liquid market exists. To the extent that a Portfolio Fund invests in such illiquid securities, it may be unable to dispose of these securities at the prices and times desired.

In addition, although the Fund does not currently anticipate the use of leverage, any use of leverage by the Fund may compound the risks associated with liquidity of Portfolio Fund investments because the Fund must maintain a certain degree of liquidity, based on its leveraged position, in order to service such debt. Failure to maintain such necessary liquidity may materially adversely affect the Fund.

Strategy Risk. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g. the disruption of historical pricing relationships). The strategies employed by Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration.

Quantitative Investment Risk. Managers may use quantitative investment models to varying degrees in making investment decisions. The success of a Manager’s quantitative investment models is heavily dependent on the mathematical models used by the Manager. A Manager may select models that are not well suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historical correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Finally, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.

Use of Multiple Managers. No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Fund. Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.

Managers’ Trading Strategies. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Access to Information from Managers. The Advisor will request information from Managers regarding their historical performance and investment strategy. The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers. However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons. This lack of access to independent information is a significant investment risk. Furthermore, the net asset values received by, or on behalf of, the Fund from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Funds’ annual audit, which may occur on a date other than March 31st. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund’s annual audit is completed.

Reliance on Key Individuals. The success of the investment policy of the Fund will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff. The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund. Incapacitation or loss of key personnel within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Fund. Many Managers may have only one or a limited number of key individuals. The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Fund.

Manager Risk. Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from their communicated investment strategy, including excessive concentration, directional investing outside pre-defined ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Fund’s assets to Managers that it believes will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information. As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Fund from the risk of Manager fraud, misrepresentation or material strategy alteration. The Advisor will have no control over the day-to-day operations of any of the Portfolio Funds managed by the Managers. As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards. The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds. Shareholders themselves will have no direct dealings or contractual relationships with the Managers.

Style Drift. The Advisor relies primarily on information provided by Managers in assessing a Portfolio Fund’s defined investment strategy, the underlying risks of such a strategy and determining whether, and to what extent, it will allocate the Fund’s assets to particular Portfolio Funds. “Style drift” is the risk that a Portfolio Fund may deviate from its stated or expected investment strategy. Style drift can occur abruptly if a Manager believes it has identified an investment opportunity for higher returns from a different approach (and the Manager disposes of an interest quickly to pursue this approach) or it can occur gradually, for instance if a “value”-oriented Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund focuses on factors it had deemed immaterial in its offering documents, such as particular statistical information or returns relative to certain benchmarks, or as a result of subjective judgment as to how to categorize investments. Style drift may result in a Portfolio Fund pursuing investment opportunities in an area in which it has a competitive disadvantage or in which its Manager has limited expertise (e.g., a large-cap Manager focusing on small-cap investment opportunities). Moreover, style drift poses a particular risk for multiple-manager structures since, as a consequence, the Fund may be exposed to particular markets or strategies to a greater extent than was anticipated by the Advisor when the Advisor assessed the portfolio’s risk-return characteristics and allocated assets to Portfolio Funds (and which may, in turn, result in overlapping investment strategies among various Portfolio Funds). In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Advisor’s attempt to monitor the Fund’s exposure targets. The Fund’s ability to respond to a Portfolio Fund’s style drift (e.g., by redeeming its investment in such Portfolio Fund) may be constrained by the redemption restrictions of such Portfolio Fund.

Monitoring of Portfolio Funds. Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund. Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Fund to losses. Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Potential Conflicts of Interest Involving Managers. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up imposed by a counterparty) may not have been made at arm’s length.

Proprietary Investment Strategies. The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Fund. The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds. These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Fund.

Prime Brokers and Custodians. Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time. Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian. Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of the SEC or equivalent rules of other regulators to which such prime broker or custodian may be subject. Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians. Consequently, Portfolio Funds may rank as unsecured creditors in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full. The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Fund’s performance and returns to shareholders.

Side Letters and Other Agreements. Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship. Such agreements may provide more beneficial terms to investors other than the Fund by waiving certain terms or allowing such investors to invest on different terms than those on which the Fund has invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), “most favored nation” clauses and disclosure of certain information. Under certain circumstances, these agreements could create preferences or priorities for such investors. For example, Portfolio Funds may offer certain of their investors additional or different information and reporting than that offered to the Fund. Such information may provide the recipient greater insights into the Portfolio Fund’s activities as compared to the Fund in their capacity as investors in such Portfolio Fund, thereby enhancing the recipient’s ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Fund about redeeming from the Portfolio Fund. Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Fund as the remaining investor in the relevant Portfolio Fund.

The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Fund’s capital. No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms. Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Fund and a Manager’s other clients in terms of the availability of the benefits of any such agreements. Furthermore, there may be circumstances where the benefit provided cannot be exercised by all clients simultaneously or where one client directly or indirectly receives a greater benefit due to the participation by another client. In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms, and the Fund may remain subject to all of the various risks described herein notwithstanding the terms of the side letter.

Performance Fees and Management Fees. Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them. Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains. Furthermore, Managers may receive compensation calculated by reference to their assets under management. Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.

Multiple Levels of Expense. The Fund and Portfolio Funds charge management fees, and Portfolio Funds also typically charge performance fees. In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits or performance of the Portfolio Fund. Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements. Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations. As a result, the Fund, and indirectly shareholders, will pay multiple investment management and other service provider fees. Moreover, a shareholder bears a proportionate share of the expenses of the Fund and, indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable. Unless otherwise indicated, performance figures issued by the Fund and stated performance targets will be net of these fees and expenses.

Effect of Fund’s Repurchases on Diversification of Portfolio Funds. If the Board elects to offer to repurchase Shares and, as a result, a significant number of Shares are tendered, the Fund may not be able to satisfy such repurchase requests across a variety of its Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Fund’s desired mix of Portfolio Funds.

Capacity Limitations of Portfolio Funds. Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept. Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Fund or Other BlackRock Funds and therefore result in differences in portfolio composition. Any such restrictions or limitations could prevent the Advisor from allocating assets of the Fund to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest. In addition, when capacity is constrained, allocation decisions may be made on a non-pro rata basis among the Fund or Other BlackRock Funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions. Moreover, in the case of Portfolio Funds that generally are not accepting new investments, if the Advisor determines, in the ordinary course of managing the Fund’s assets, that it would be in the Fund’s best interests to change the Fund’s exposure to such Portfolio Funds, the Advisor may, in its sole and absolute discretion and subject to applicable law, reallocate such Portfolio Funds (in whole or in part) from or to, as the case may be, Other BlackRock Funds.

If the Advisor’s ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Fund’s investment performance could be negatively impacted. Furthermore, because of these capacity limitations, it is likely that the Fund’s portfolio and the portfolios of Other BlackRock Funds will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar. These distinctions will result in differences in portfolio performance.

Portfolio Valuation. Interests in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be. However, such information may be subject to little independent verification or other due diligence. In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by the Advisor consistent with the Fund’s valuation policies and procedures. Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value. Because of overall size, concentration in particular markets and maturities of positions held by the Fund through the Portfolio Funds, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by Portfolio Funds may routinely trade with bid-offer spreads that may be significant. In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists. Accordingly, the values of Portfolio Funds provided to the Fund may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds’ financial records. There can therefore be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. See “Calculation of Net Asset Value; Valuation.”

The valuations reported by the Managers of the Portfolio Funds, upon which the Fund may in certain circumstances primarily rely in calculating its month-end NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of net asset valuations determined using the best information available as of the applicable Valuation Date. In the event that a Portfolio Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Fund, or properly used by the Fund as a component of determining the fair value of its interest in that Portfolio Fund, the Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Fund pays repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing shareholders (if the valuations are revised upward) or the remaining shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A repurchasing shareholder will neither receive distributions from, nor will it be required to reimburse, the Fund in such circumstances. This may have the effect of diluting or increasing the economic interest of other shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Managers or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares. See “Calculation of Net Asset Value; Valuation.”

Because of the inherent uncertainty of valuation, the estimated value of Portfolio Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material.

When market quotations for investments may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Portfolio Funds.

The Managers will generally face a conflict of interest in providing valuations to the Fund since such valuations will affect the compensation of the Managers.

Some of the Portfolio Funds may hold a portion of their investments, in particular investments that are illiquid, in so-called “side pockets.” Side pockets are sub-funds or other special allocations within a Portfolio Fund that create a structure to invest in illiquid or hard to value securities or other investments and are valued independently from the general portfolio with distinct allocation, distribution and redemption terms and are generally held only by those investors existing at the time of investment or at the time the side pocket is created. There is no limit to the amount that the Fund may invest in Portfolio Funds with side pockets nor on the aggregate size of side pockets. Were the Fund to request redemption from a Portfolio Fund that distributed side pocket(s) to satisfy a portion of such redemption, the portion of the Fund’s interest in the Portfolio Fund’s side pockets would generally require a much longer period of time to realize than the redemption from the main portfolio and, during the period of liquidation of the side pockets, the Fund would remain invested in the side pockets and subject to subsequent market fluctuation in the value of the side pockets. In addition, Portfolio Funds may also establish side pockets or other liquidity management allocations at the time a redemption request is made that are intended to reflect that portion of the Portfolio Fund’s investments that are deemed illiquid at that time. To the extent such redemption side pockets are created, the Fund would similarly be subject to an extended liquidation period and market risk. In addition, the portion of a Portfolio Fund’s investments that are held in side pockets may be more difficult to value and the value of those investments reported by Mangers (and the Fund) may not accurately reflect the price of which such investments are eventually sold. See “Calculation of Net Asset Value; Valuation.”

Ownership of Underlying Investments. When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund. Instead the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund. In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Fund to achieve its investment objective.

Indemnification of Portfolio Funds. The subscription agreement governing the terms of an investment in a Portfolio Fund generally includes an indemnification by the investor to the Portfolio Fund for breaches of representations and warranties made by the investor in the subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s (i.e., the Fund’s) investment in a Portfolio Fund. Additionally, the governing documents of the Portfolio Funds in which the Fund will invest provide indemnification and/or exculpation for their general partners, Managers, directors, their affiliates and their respective owners, employees, officers and agents for liabilities and losses incurred or arising out of their performance of services, except under certain circumstances. The economic risk to the Fund of indemnifying a Portfolio Fund may be greater in situations in which a Portfolio Fund has few investors or in which the Fund owns a significant percentage of the economic interests in the Portfolio Fund. Furthermore, Portfolio Funds may enter into indemnification arrangements and other arrangements with service providers and other parties that impose limitations on liability of such parties. In order to meet a particular debt or obligation, an investor or former investor in a Portfolio Fund, such as the Fund, may be required to make additional contributions or payments to such Portfolio Fund.

Reimbursement Claims. Subsequent to its redemption from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund with respect to liabilities, expenses or other adjustments to the redemption value that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial redemption, that portion that has been redeemed). Such obligations may survive beyond the Fund’s redemption and may exceed the value of any remaining interest the Fund has in the Portfolio Fund (including with respect to any unpaid holdback). A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (a “Reimbursement Claim”). Recently, lawsuits have been filed with claims that, notwithstanding an investor’s lack of knowledge that a redemption may have been based on an overvaluation of a holding in an investment fund, an obligation to repay the amount of the asserted overpayment may exist. The Fund may also be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of redemption proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund.

It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers to be in the best interests of the Fund and, if relevant and to the extent permitted under applicable law, Other BlackRock Funds. An evaluation is likely to require consideration of many competing considerations and could require consideration of the interests of both the Fund and Other BlackRock Funds and any course of action would be uncertain as to its ultimate results. Such an evaluation may be time consuming and expensive for the Fund, its shareholders and Other BlackRock Funds.

A determination to contest or pay all or a portion of a Reimbursement Claim might impact existing shareholders, former shareholders or shareholders who have partially redeemed, differently. For example, the law, contractual agreements or other arrangements between the Fund and shareholders may be different from those relevant to the Reimbursement Claim. It is likely that the Fund’s existing shareholders would bear the full cost of any Reimbursement Claim.

Joint Class and Series Liabilities. Portfolio Funds may divide their shares or other interests (“Interests”) into series, classes and/or sub-classes and issue each series, class or sub-class of Interests for various purposes, including to appropriately account for the applicable management and/or performance fee and subscription dates. Liabilities are typically attributed across the various series, classes or sub-classes in accordance with a Portfolio Fund’s governing documents. However, it is often the case that a Portfolio Fund is a single legal entity and that creditors of the Portfolio Fund may enforce claims against all assets of the Portfolio Fund. Thus, holders of one or more series, classes or sub-classes of Interests may be compelled to bear the liabilities incurred in respect of other series, classes or sub-classes which such holders do not themselves own if there are insufficient assets attributable to the other series, classes or sub-classes to satisfy those liabilities. Accordingly, there is a risk that liabilities of a series, class or sub-class of Interests may not be limited to that particular series, class or sub-class and may be required to be paid out of one or more other series, classes or sub-classes of Interests, including a series, class or sub-class that may be held by the Fund, and the value of such contributing series, class or sub-class would be reduced as a result. A Portfolio Fund’s use of leverage could (in addition to other potential circumstances) result in a series, class or sub-class having liabilities greater than its assets, thus resulting in other series, classes or sub-classes becoming liable for the debts incurred by such series, class or sub-class. A Portfolio Fund’s use of currency hedging techniques in respect of one series, class or sub-class, but not another, may also result in similar cross-class liability risks. See “Currency Hedging” below.

Disposition of Securities of Portfolio Funds. In connection with the disposition of securities of Portfolio Funds, the Fund may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Fund.

Currency Hedging. Where Portfolio Funds offer shares denominated in currencies other than the U.S. Dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency. The Fund will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities. It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses. As a result, the performance of such Portfolio Fund (and, thus, the performance of the Fund) could be adversely affected. The Fund itself may also engage in currency hedging. For additional information on the Fund’s use of currency hedging, see “General Risks—Risks Related to Strategic Transactions—Hedging Transactions.”

Increasing Size and Maturity of Hedge Fund Markets. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. The growth in recent years in the number of hedge funds and assets managed by such funds, together with the increase in other market participants may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made. This could reduce the ability of the Fund to generate returns and/or reduce the magnitude of these returns. Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Fund may have exposure to the same investment or securities through more than one Portfolio Fund. Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Fund’s exposure to such underlying security or investment could move against each other.

Non-U.S. Exchange Risk Exposure. Although Portfolio Funds are typically denominated in U.S. Dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. Dollar. A reduction in the value of such other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Fund. The Fund currently does not expect to hedge the exchange exposure related to any Portfolio Funds. To the extent that the Managers themselves seek to hedge non-U.S. exchange risk exposure, they may not be able to do so.

Leveraging by Portfolio Funds. Portfolio Funds may engage in various forms of leverage, and the Fund does not limit the use of leverage by individual Portfolio Funds or Portfolio Funds in the aggregate. Leverage can be employed in a variety of ways including direct borrowing, margining (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), short selling and the use of futures, warrants, options and other derivative products. To the extent that a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of a Portfolio Fund’s (and therefore the Fund’s) net assets will decrease. The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject.

The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Fund, which would be greater than if the Portfolio Funds were not leveraged. As a result, if the Fund’s losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Fund could lose its entire investment. Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Fund’s risk and volatility. To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by the Fund.

In addition, although the Fund currently does not intend to, the Fund itself may enter into leverage transactions. Leverage transactions by the Fund would be in addition to any leverage transactions of Portfolio Funds and are not limited by the amount, if any, by which Portfolio Funds are leveraged or by leverage incurred by the Fund in connection with its currency hedging transactions, if any.

Use of Financing Arrangements by Portfolio Funds. A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time. For additional information regarding recent events affecting the availability of financing, see “General Risks—Risks Related to the Fund—Risks Associated with Recent Market Events.”

Brokerage Commissions and Transaction Costs. In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided. Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund. Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity. Moreover, if a Manager enters into “soft dollar” arrangements, there can be no assurance that such Manager will comply with the safe harbor provided by Section 28(e) of the Exchange Act (“Section 28(e)”), which provides parameters for the use of soft or commission dollars to obtain “brokerage and research” services. Although disclosure of the use of “soft dollars” is generally sufficient to avoid legal risk under U.S. federal law, there may still be legal risk to the Manager under U.S. state law if “soft dollars” are used to pay for services not covered under the Section 28(e) safe harbor.

Managers may use “soft dollars” to acquire a variety of research, brokerage and other investment-related services, for example, research on market trends, reports on the economy, industries, sectors and individual companies or issuers; credit analyses; technical and statistical studies and information; accounting and tax law interpretations; political analyses; reports on legal developments affecting Portfolio Funds; information on technical market actions; and financial and market database services. Some Managers may acquire goods or services outside of Section 28(e) that may otherwise be considered manager overhead. The use of “soft dollars” by Managers to pay for items not covered under the Section 28(e) safe harbor creates a conflict of interest between the Manager and the Portfolio Fund to the extent that such items benefit primarily or exclusively the Manager or its other clients rather than the Portfolio Fund. In addition, the availability of non-monetary benefits not covered under the Section 28(e) safe harbor may influence the selection of brokers by the Manager. These conflicts of interest may have a detrimental effect on the Portfolio Fund and ultimately the Fund.

Concentration of Investment Portfolio. Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of its assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Fund, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Fund were not permitted to concentrate its investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be. Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk. In addition, the Fund is permitted to make direct investments in securities and other financial instruments that are not Portfolio Funds. It is possible for the Fund, consistent with its investment policies and election to be treated as a “regulated investment company” for U.S. federal income tax purposes, to have a portion of its assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.

Investment Strategies. Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Funds’ performance, risk levels, and/or market correlation. There can be no assurance that any Manager will have success in achieving any goal related to such practices. The Managers may be unable to or may choose in their judgment not to seek to achieve such goals.

The success of a Manager’s trading activities will depend on, among other things, the Manager’s ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets. Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty. No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all of a Portfolio Fund’s capital. A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager’s investment strategies.

Significant Positions. A Portfolio Fund may acquire (i) more than 5% of a class of securities of a single issuer which would require the filing of a Schedule 13D or 13G statement with the SEC or (ii) more than 10% of a class of securities of a single issuer (which would impose certain limitations on the Portfolio Fund’s ability to trade in such securities, including the restrictions of Section 16 of the Exchange Act). The accumulation of such a significant position in the shares of a single issuer could lead to litigation or disputes in the event the Portfolio Fund desires to influence the issuer. The Manager may also seek to challenge the management of a portfolio company through a proxy contest. Such litigation or proxy contest may result in substantial expense to the Portfolio Fund, thus reducing the value of the Fund’s investment in that Portfolio Fund. In addition, the Manager may serve on the board of directors of one or more portfolio companies. As a result, the Manager would become an insider and may have access to material nonpublic information affecting the portfolio company, which may preclude the Portfolio Fund from selling its position (or acquiring additional shares) at any time when the Manager otherwise believes it would be appropriate to do so.

Moreover, a Portfolio Fund’s ability to realize value from certain of its investments may depend upon the ability of the Manager to influence the management of a portfolio company to take certain actions, including, for example, a recapitalization, restructuring, spin-off, sale of the business or change in management. If the Manager is incorrect in its assessment of the impact such action will have on the value of a portfolio company, or if it is unsuccessful in persuading the portfolio company’s management to take the desired action, the Portfolio Fund may sustain a loss on its investment in the portfolio company, resulting in a reduction of the value of the Fund’s investment in the Portfolio Fund.

Managers Invest Independently. The Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Managers do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Moreover, the independent nature of Managers’ investing may also result in Managers holding the same or similar positions and, to the extent Managers do, in fact, hold the same or similar positions, the Fund’s indirect exposures to such positions through its investments in Portfolio Funds may be more concentrated (and thus more risky and volatile) than if such investments were coordinated. In addition, Managers are compensated based on the performance of Portfolio Fund portfolios. Accordingly, there often may be times when a particular Manager may receive incentive compensation in respect of a Portfolio Fund for a period even though the Fund’s NAV may have decreased during such period. Furthermore, it is possible that from time to time, various Managers selected by the Advisor may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net result.

Non-U.S. Regulatory Risk. Non-U.S. rules or legislation regulating Managers and Portfolio Funds may be adopted and the possible scope of any such rules or legislation is unknown. For example, the EU Alternative Investment Fund Managers Directive (“AIFMD”) regulates Managers domiciled in the EU and Managers that manage Portfolio Funds domiciled or marketed in the EU. AIFMD imposes certain requirements and restrictions on such Managers, which differ based on the domicile of the applicable Manager and Portfolio Fund and the circumstances under which a Portfolio Fund is marketed in the EU. Such requirements and restrictions may include disclosure and transparency obligations, capital adequacy, valuation and depositary requirements, leverage and investment restrictions, other conduct of business requirements and tax requirements. As a result of AIFMD, a Manager may be restricted from marketing Portfolio Funds in the EU, may incur potentially significant increased operating costs, may be unable to engage in certain activities that it otherwise would have and/or may be subject to other adverse consequences.

Custom Funds. Other clients of the Advisor or its affiliates, and the Advisor or its affiliates as principals, may invest with Managers through various pooled separate account arrangements and/or other custom fund arrangements (“Custom Funds”). In many cases, other clients of the Advisor will invest with the same Managers as the Fund, but through a Custom Fund rather than as an investor in the Manager’s Portfolio Fund in which the Fund will invest. The Fund is not eligible to participate in Custom Funds due to certain regulatory restrictions under the 1940 Act. The Advisor may make different investment decisions as between a Custom Fund and a Portfolio Fund when determining to invest with a Manager on behalf of another client with a substantially similar investment objective and investment program as the Fund since such other clients will not be subject to the regulatory restrictions under the 1940 Act that prohibit the Fund’s participation in Custom Funds. Custom Funds may offer other clients of the Advisor or its affiliates different investment attributes, fees and/or liquidity as compared to a Portfolio Fund advised by the same Manager in which the Fund will invest.

The Fund’s inability to participate in Custom Funds may result in other clients of the Advisor or its affiliates investing with a Manager under terms substantially different, and potentially more favorable than, the terms on which the Fund may invest in that same Manager’s Portfolio Fund. As a consequence, the Fund may not realize as high a return as other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds. Furthermore, the Fund may experience higher fees, more restrictive redemption terms and less favorable investment terms than other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds.

Government Investigations. Aggressive insider trading probes by federal authorities, including the SEC and the Department of Justice, have occurred in the past and may recur in the future. The implication of any of the Managers in an insider trading probe is likely to have an immediate and material adverse effect on such Managers and may result in investors seeking to redeem en masse from any such Manager’s Portfolio Funds, thereby materially impairing the value and liquidity of the Fund’s positions in such Portfolio Funds. Any such mass redemption requests are likely to result in Managers liquidating Portfolio Funds’ holdings at inopportune times and/or prices and are likely to result in suspensions of redemptions and/or the imposition of redemption gates.

Risks Related to Strategic Transactions

This section discusses risks relating to the types of Strategic Transactions that are expected to be made by the Fund or by the Portfolio Funds. It is possible that Portfolio Funds or the Fund will engage in a Strategic Transaction that is not described below, and any such Strategic Transaction will be subject to its own particular risks. Furthermore, Strategic Transactions involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor, which is described in more detail in “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Counterparty Risk.” For purposes of this discussion, risks related to the activities of the Advisor and the Fund should generally be interpreted to include the activities of Managers and Portfolio Funds, and risks related to the activities of the Managers and the Portfolio Funds should generally be interpreted to include the activities of the Advisor and the Fund.

General. Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Contractual asymmetries and inefficiencies can also increase risk, such as break clauses, whereby a counterparty can terminate a transaction on the basis of a certain reduction in NAV of the Fund, incorrect collateral calls or delays in collateral recovery. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. Successful use by the Fund of Strategic Transactions is subject to the Advisor’s ability to predict correctly movements in the direction of the price of the underlying asset.

Strategic Transactions can be highly volatile and expose the Fund to a high risk of loss. The low initial margin deposits normally required to establish a position in such instruments permit a high degree of leverage. As a result, depending on the type of instrument, a relatively small movement in the price of a contract or the underlying securities may result in a profit or a loss which is high in proportion to the amount of funds actually placed as initial margin and may result in further loss exceeding any margin deposited.

In addition, Strategic Transactions will likely be highly illiquid. Daily limits on price fluctuations and speculative position limits on exchanges may prevent prompt liquidation of positions resulting in potentially greater losses. It is possible that the Fund will not be able to terminate a Strategic Transaction prior to its expiration date or that the penalties associated with such a termination might impact the performance of the Fund in a material adverse manner.

When the Fund uses Strategic Transactions as an investment instrument rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. Therefore, the Fund will be directly exposed to the risks of that derivative. While derivatives used for hedging purposes can reduce or eliminate losses, such use can also reduce or eliminate gains.

Dodd-Frank Act Risk. Title VII of the Dodd-Frank Act (the “Derivatives Title”) imposed a substantially new regulatory structure on derivatives markets, with particular emphasis on swaps (which were subject to oversight by the CFTC) and security-based swaps (which were subject to oversight by the SEC). The regulatory framework covers a broad range of swap market participants, including banks, non-banks, credit unions, insurance companies, broker-dealers and investment advisers. Prudential regulators were granted authority to regulate margining of swaps and security-based swaps of banks and bank-related entities.

Although the CFTC and the prudential regulators have adopted and have begun implementing required regulations, the SEC rules were not finalized until December 2019 and firms have until October 2021 to come into compliance.

Current regulations for swaps require the mandatory central clearing and mandatory exchange trading of particular types of interest rate swaps and index credit default swaps (together, “Covered Swaps”). A Portfolio Fund is required to clear its Covered Swaps through a clearing broker, which requires, among other things, posting initial margin and variation margin to the Portfolio Fund’s clearing broker in order to enter into and maintain positions in Covered Swaps. Covered Swaps generally are required to be executed through a swap execution facility (“SEF”), which can involve additional transaction fees.

Additionally, under the Dodd-Frank Act, swaps (and both swaps and security-based swaps entered into with banks) are subject to margin requirements and swap dealers are required to collect margin from a Portfolio Fund and post variation margin to the Portfolio Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Portfolio Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps (as well as security-based swaps in addition to OTC swaps where the dealer is a bank or subsidiary of a bank holding company) will be phased-in through September 2021. The CFTC has not yet adopted capital requirements for swap dealers. As uncleared capital requirements for swap dealers and uncleared capital and margin requirements for security-based swaps are phased in and implemented, such requirements may make certain types of trades and/or trading strategies more costly. There may be market dislocations due to uncertainty during the implementation period of any new regulation and the Advisor cannot know how the derivatives market will adjust to the CFTC’s new capital regulations and to the new SEC regulations governing security-based swaps.

In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in “qualified financial contracts,” including many derivatives contracts as well as repurchase agreements and securities lending agreements, terms that delay or restrict the rights of counterparties to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of affiliate credit enhancements (such as guarantees) in the event that the bank-regulated counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings

There may be market dislocations due to uncertainty during the implementation period of any new regulation and the Advisor cannot know how the derivatives market will adjust to new regulations. Until the regulators complete the rulemaking process for the Derivatives Title, it is unknown the extent to which such risks may materialize. See “General Risks—Risks Related to the Fund—Regulation and Government Intervention Risk” and “General Risks—Risk Related to the Investment Strategy—General Derivatives Risk.”

Hedging Transactions. A Portfolio Fund may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.

When engaging in a hedging transaction, a Portfolio Fund may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Portfolio Fund from achieving the intended hedge or expose the Portfolio Fund to a risk of loss. A Portfolio Fund may also determine not to hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because it does not foresee the occurrence of the risk. It may not be possible for a Portfolio Fund to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Fund from the decline in value of the portfolio positions anticipated as a result of such change. A Portfolio Fund may also be restricted in its ability to effectively manage the portion of its assets that are segregated or earmarked to cover its obligations. In addition, it may not be possible to hedge at all against certain risks.

Option Transactions. A Portfolio Fund may engage in option transactions. The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received.

A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security and to the possibility that it might hold the underlying security in order to protect against depreciation in the market price of the security during a period when it might have otherwise sold the security. The seller of a covered call option assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.

A covered put option is a put option with respect to which the seller has a short position in the underlying security. The seller of a covered put option assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. If the seller of the put option owns a put option covering an equivalent number of shares with an exercise price equal to or greater than the exercise price of the put written, the position is “fully hedged” if the option owned expires at the same time or later than the option written. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The seller of a put option may also be required to place cash or liquid assets in a segregated account, or designate such cash or liquid assets on its books and records, to ensure compliance with its obligation to purchase the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated or earmarked assets.

A Portfolio Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund would generally make a similar “closing sale transaction,” which involves liquidating its position by selling the option previously purchased. However, if deemed advantageous, a Portfolio Fund would be entitled to exercise the option.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Commodities, Financial Futures Contracts and Options Thereon. Certain of the Portfolio Funds may invest in financial futures contracts and in options thereon. The Fund may also be subject to risks related to a direct investment in commodities through its investments in Portfolio Funds.

A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security or commodity for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade which have been designated “contract markets” by the CFTC.

Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless a Portfolio Fund is willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Fund to trade.

The profitability of such an investment depends on the ability of the Managers to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events. Such events could result in large market movements and volatile market conditions and create the risk of significant loss. A variety of possible actions by various government agencies can also inhibit profitability or can result in loss. In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets. Moreover, investments in commodity and financial futures and options contracts involve additional risks including, without limitation, leverage (margin is usually only 5%–15% of the face value of the contract and exposure can be nearly unlimited). The CFTC and futures exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts. All of the positions held by all accounts owned or controlled by a Portfolio Fund will be aggregated for the purposes of determining compliance with position limits. It is possible that positions held by a Portfolio Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of the Portfolio Fund.

A Portfolio Fund may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally “linked” to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. In addition, funds received from a Portfolio Fund to margin futures transactions may not be provided the same protections as funds received to margin futures transactions on established exchanges.

The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more or less than the price of the hedged security, a Portfolio Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Portfolio Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically lower than that of the futures contracts.

The particular securities comprising the index underlying a securities index financial futures contract may vary from the securities held by a Portfolio Fund. As a result, a Portfolio Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Portfolio Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Portfolio Fund’s investments as compared to those comprising the securities index and general economic or political factors. In addition, the correlation between movements in the value of the securities index may be subject to change over time as additions to and deletions from the securities index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by a Portfolio Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Portfolio Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

A Portfolio Fund may liquidate futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, a Portfolio Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Portfolio Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on a Portfolio Fund’s ability to hedge effectively its investments in securities. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges described above. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Portfolio Fund of margin deposits in the event of bankruptcy of a broker with which the Portfolio Fund has an open position in a financial futures contract.

Forward Contracts. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by a Portfolio Fund due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which a Manager would otherwise recommend, to the possible detriment of a Portfolio Fund. Market illiquidity or disruption could result in major losses to a Portfolio Fund.

Swap Agreements. A Portfolio Fund may enter into equity, interest rate, index, currency rate, total return, credit default and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if a Portfolio Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s portfolio.

A Portfolio Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed upon terms.

Most swap agreements entered into by a Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive. If a swap agreement calls for payments by the Portfolio Fund, it must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Portfolio Fund. Swap agreements may be subject to new or increased government regulation as discussed in “General Risks—Risks Related to the Fund—Regulation and Government Intervention Risk” and “General Risks—Risks Related to Strategic Transactions—Dodd-Frank Act Risk” and the effects of such regulation cannot be predicted. In addition to the risks applicable to swaps generally (including counterparty risk, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Synthetic Participation in a Portfolio Fund. The Advisor may utilize Strategic Transactions to replicate, modify or replace the economic attributes associated with Portfolio Funds. The Fund may be exposed to additional risks if the Advisor uses Strategic Transactions as a means to implement synthetically the Fund’s investment strategies with respect to Portfolio Funds. If the Fund enters into a Strategic Transaction whereby it agrees to receive the return of a Portfolio Fund, it typically will contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such Strategic Transactions will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such Strategic Transactions prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Furthermore, Strategic Transactions typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s returns could be adversely affected as they would lose the benefit of the indirect exposure to the reference securities, and they may incur significant termination expenses.

In the event the Fund seeks to participate in a Portfolio Fund through the use of such Strategic Transactions, the Fund would not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Portfolio Fund. Accordingly, the Fund would not participate in matters submitted to a vote of the investors in such Portfolio Fund. In addition, the Fund would not receive all of the information and investor reports that the Fund would receive in connection with a direct investment in the Portfolio Fund. Further, the Fund would pay the counterparty to any such Strategic Transaction structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain tax aspects of such customized derivative instruments are uncertain and, if the Fund’s tax treatment of such instruments is challenged successfully by tax or other regulatory authorities in the applicable country or jurisdiction, a shareholder’s return could be adversely affected. The Fund has not obtained any opinion or other advice with respect to tax consequences in the United States or any other jurisdiction relating to the Fund or an investment therein with respect to such Strategic Transactions.

Structured Instruments Risks. A Portfolio Fund may invest in structured products, including structured notes, credit-linked notes (“CLNs”) and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Portfolio Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by a Portfolio Fund.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments may also involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, a Portfolio Fund’s use of structured instruments may not work as intended.

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Structured Notes. A Portfolio Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Investments in structured notes involve risks, including credit risk and market risk. Where a Portfolio Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

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Event-Linked Securities. A Portfolio Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events.

Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Unlike other insurable low-severity, high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked security are exposed to the risks from high-severity, low-probability events such as that posed by major earthquakes or hurricanes. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio Fund may lose a portion of or its entire principal invested in the bond or the entire notional amount of a swap. In the case of an event, a payment will be made to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay-off on three types of variables—insurance-industry catastrophe loss indices, insure-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess.

Event-linked exposure often provides for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Portfolio Fund to certain other risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to liquidate such assets.

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Equity-Linked Notes. Equity-linked notes are hybrid securities with characteristics of both fixed income and equity securities. An equity-linked note is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. Instead of paying a predetermined coupon, equity-linked notes link the interest payment to the performance of a particular equity market index or basket of stocks or commodities. The interest payment is typically based on the percentage increase in an index from a predetermined level, but alternatively may be based on a decrease in the index. The interest payment may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. Equity-linked notes generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.

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Credit-Linked Notes. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

When-Issued and Forward Commitment Securities. A Portfolio Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of its right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Securities purchased on a when-issued or delayed delivery basis may expose a Portfolio Fund to risk of counterparty default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. A Portfolio Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Off-Exchange Transactions. The derivative instruments that may be purchased or sold by a Portfolio Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which a Portfolio Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. The absence of liquidity may make it difficult or impossible for a Portfolio Fund to sell such instruments promptly at an acceptable price. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions. Because derivatives traded in over-the-counter (“OTC”) markets generally are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio Fund has unrealized gains in such instruments or has deposited collateral with its counterparties a Portfolio Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations. Off-exchange transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.

Clearing Broker and Central Clearing Counterparty Risks. A Portfolio Fund may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulations. There is a risk that assets deposited by a Portfolio Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio Fund’s clearing broker. In addition, the assets of a Portfolio Fund might not be fully protected in the event of the Portfolio Fund’s clearing broker’s bankruptcy, as the Portfolio Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.

Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures or options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, a Portfolio Fund would not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Portfolio Fund with the clearing organization.

Legal or Regulatory Risks. Strategic Transactions may be subject to additional legal or regulatory risks, including changing applicable laws and regulations, developing or differing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. The regulatory and tax environment for derivative and related instruments is evolving and may be subject to government or judicial action which may adversely affect the value of investments held by a Portfolio Fund (and, therefore, the Fund). The effect of any future regulatory or tax change on the Fund and/or the Portfolio Funds is impossible to predict but could be substantial and adverse.

At any time after the date hereof, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund and/or the Portfolio Funds. Changing approaches to regulation may have a negative impact on the securities in which the Fund and/or a Portfolio Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund and/or the Portfolio Funds or will not impair the ability of the Fund and/or the Portfolio Funds to achieve their respective investment objectives. Whether the Fund achieves its investment objective may depend on, among other things, whether the Advisor correctly forecasts market reactions to any legislation. In the event the Advisor incorrectly forecasts market reaction, the Fund may not achieve its investment objective.

Limits of Risk Disclosure

The above discussion relates to various risks associated with the Fund, the Advisor, the Shares, the Investment Strategy, Portfolio Funds, the Managers and Strategic Transactions and is not intended to be a complete enumeration or explanation of the substantial risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund’s subscription agreement (the “Subscription Agreement”) and should consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

The financial markets continue to evolve and financial products continue to be developed. The Fund reserves the right to invest in new financial products as they are developed or become more widely accepted. As with any new financial product, these products will entail risks, including risks to which the Fund currently is not subject.

MANAGEMENT OF THE FUND

Advisor

BlackRock Advisors, LLC is the investment adviser for the Fund. The Advisor manages the Fund’s portfolio investments and its business operations subject to the oversight of the Board. While the Advisor is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

The Advisor, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock is one of the world’s largest publicly-traded investment management firms. As of [●], 2020, BlackRock’s assets under management were approximately $[●] trillion. BlackRock has over 30 years of experience managing closed-end products and, as of [●], 2020, advised a registered closed-end family of [●] active funds with approximately $[●] billion in assets.

Investment Management Agreement

The Fund is a party to an Investment Management Agreement with the Advisor (the “Investment Management Agreement”). Pursuant to the Investment Management Agreement, the Advisor will provide the Fund with ongoing investment guidance, policy direction and monitoring of the Fund, subject to the general supervision of the Board, and in accordance with the investment objective, policies, and restrictions of the Fund; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions; provide investment research; maintain or cause to be maintained all required books, records, and reports and other information required for the proper operation of the Fund; and furnish all other services required in connection with management of the Fund.

The Investment Management Agreement was approved by the Board, including a majority of the Trustees who are not “interested persons,” as defined in the 1940 Act, of the Fund (the “Independent Trustees”), at a meeting held on [●]. The Investment Management Agreement provides that the Advisor will receive an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to [●]% of the Fund’s month-end NAV (before the accrual of the distribution fee and the management fee for that month and after the accrual of any expense reimbursements owned to the Fund by the Advisor pursuant to the Expense Limitation Agreement (“Expense Agreement”) for that month).

If not sooner terminated, the Investment Management Agreement continues in effect for successive periods of 12 months, provided that each continuance is specifically approved at least annually by both (i) the vote of a majority of the Board or the vote of a majority of the securities of the Fund at the time outstanding and entitled to vote (as such term is defined in the 1940 Act) and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated at any time, without the payment of any penalty, by the Fund (upon the vote of a majority of the Board or a majority of the outstanding voting securities of the Fund) or by the Advisor, upon 60 days’ written notice by one party to the other, which notice can be waived by the non-terminating party. The Investment Management Agreement will also terminate automatically in the event of its “assignment” (as such term is defined in the 1940 Act and the rules thereunder).

The Investment Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Advisor is not liable to the Fund or any of the Fund’s shareholders for any act or omission by the Advisor in the supervision or management of its investment activities or for any loss sustained by the Fund or the shareholders and provides for indemnification by the Fund of the Advisor, and its directors, officers, employees, agents and control persons, for liabilities incurred by them in connection with their services to the Fund, subject to certain limitations and conditions.

The Advisor will devote such time and effort to the business of the Fund as is reasonably necessary to perform its duties to the Fund. However, the services of the Advisor are not exclusive, and the Advisor provides similar services to other investment companies and other clients and may engage in other activities.

Certain affiliates of the Advisor may provide services to the Portfolio Funds in compliance with applicable law. See “Conflicts of Interest.”

Expense Agreement. The Fund has entered into an Expense Agreement in which the Advisor has agreed to pay certain operating and other expenses of the Fund in order to maintain certain expenses below [●]% of the Fund’s average month-end net assets (the “Expense Cap”). The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on [●]. The Expense Agreement may be terminated prior to [●] only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. Expenses covered by the Expense Cap include all of the Fund’s expenses other than those expressly excluded by the Expense Cap. Expenses covered by the Expense Cap include, without limitation, custodial, accounting and administrative services (e.g., expenses incurred in connection with: reconciling cash and investment balances with the Fund’s custodian; calculating contractual expenses, including management fees; determining net income; arranging for the computation of the Fund’s NAV; preparing the Fund’s Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets; preparing the Fund’s annual and semi-annual reports; preparing monthly security transaction listings; receiving and tabulating proxies; maintaining the register of shareholders, including any transfer or repurchase of Shares; arranging for the calculation of the issue and repurchase price of Shares; preparing tender offer notices and performing all work associated with tender offers; allocating income, expenses, gains and losses; and issuing reports and transaction statements to shareholders), any ongoing organizational expenses, and all initial and ongoing offering expenses. Expenses excluded from the Expense Cap on operating and other expenses are limited to (i) the investment management fee; (ii) interest expense and other costs of borrowing, if any; (iii) expenses incurred directly or indirectly by the Fund as a result of expenses related to investing in, or incurred by, a Portfolio Fund or other permitted investment, including, without limitation, management fees and performance fees and/or incentive allocations; (iv) any trading-related expenses, including, but not limited to, clearing costs and commissions; (v) dividends on short sales, if any; (vi) taxes; (vii) any other extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses); and (viii) if applicable, the distribution fees paid to the Distributor or financial intermediaries.

If the Fund has received a waiver or reimbursement from the Advisor within the preceding two fiscal years of the Fund and the Fund’s operating expenses are less than the Expense Cap for the Fund, the Fund is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (i) the Fund has more than $[●] million in assets, (ii) the Advisor or an affiliate serves as the Fund’s investment adviser or administrator and (iii) such reimbursement does not cause the Fund’s covered expenses to exceed the Expense Cap. In the event the Expense Cap is changed subsequent to a fiscal year in which the respective portion of an amount to be reimbursed was incurred, the amount available to reimburse the Advisor in accordance with the foregoing will be calculated by reference to the Expense Cap in effect at the time the respective portion of the amount to be reimbursed was incurred, rather than the subsequently changed Expense Cap. Such recoupment arrangement will terminate on [●].

Matters Considered by the Board

A discussion regarding the basis for the approval by the Board, including the Independent Trustees, of the Fund’s Investment Management Agreement will be available in the Fund’s [semi-annual report for the period ending [●].]

Biographical Information Pertaining to Trustees

[To come by Pre-Effective Amendment]

Board Leadership Structure and Oversight

[To come by Pre-Effective Amendment]

Share Ownership

[To come by Pre-Effective Amendment]

Compensation of Trustees

[To come by Pre-Effective Amendment]

Independent Trustee Ownership of Securities

[To come by Pre-Effective Amendment]

Information Pertaining to the Officers

[To come by Pre-Effective Amendment]

Indemnification of Trustees and Officers

[To come by Pre-Effective Amendment]

Principal Owners of Shares

[To come by Pre-Effective Amendment]

Portfolio Managers

[To come by Pre-Effective Amendment]

Potential Material Conflicts of Interest

[To come by Pre-Effective Amendment]

Portfolio Manager Compensation Overview

[To come by Pre-Effective Amendment]

Securities Ownership of the Portfolio Managers

[To come by Pre-Effective Amendment]

Proxy Voting Policies

The Board may delegate the voting of proxies for the Fund’s portfolio securities to the Advisor pursuant to the Advisor’s proxy voting guidelines. Under these guidelines, the Advisor will vote proxies related to the Fund’s portfolio securities in the best interests of the Fund and its shareholders. A copy of the Fund’s proxy voting policy is attached as Appendix A to this Prospectus. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended March 31 is available upon request and without charge (i) by calling [1-866-211-4521] and (ii) on the SEC’s website at www.sec.gov.

PLAN OF DISTRIBUTION

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Fund and the Advisor located at 40 East 52nd Street, New York, NY 10022, to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions. The Distributor may enter into selling agreements with various brokers/dealers that have agreed to participate in the distribution of the Shares as brokers/dealers and are members of FINRA (“financial intermediaries”). The Fund may, in the future, engage additional distributors, but currently has no immediate plan to do so.

The Fund currently offers two classes of Shares of the Fund: Class I Shares and Class A Shares, each of which is subject to different fees and expenses, which may affect performance. Generally, Shares are continuously offered on a monthly basis at a price equal to their then current NAV per Share. The minimum initial investment is $25,000 for Class A Shares and $10,000 for Class I Shares, and the minimum subsequent investment is $1,000 for each class of Shares. In certain instances, Fund may waive or reduce the minimum initial investment amount or subsequent minimum investment amounts. When determining whether to waive or reduce the minimum investment amount, the Board or its delegatee will consider the following factors, including, but not limited to the shareholder’s overall relationship with the Advisor or a financial intermediary, the shareholder’s accounts with the financial intermediary and such other matters as the Board or its delegatee may consider relevant at the time. Accordingly, the Board or its delegatee may also consider the aggregate value of the accounts of clients of the financial intermediary, whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts. A financial intermediary may establish higher minimum investment requirements than the Fund. Financial intermediaries that sell Shares may also impose fees, terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions imposed by the Fund. It is the obligation of financial intermediaries to transmit orders received by them to the Distributor so they are received in a timely manner.

The Distributor currently has the exclusive right to distribute Shares, including through financial intermediaries. While the Distributor is currently the Fund’s exclusive distributor, as discussed above the Fund may engage additional distributors at any time in the future. The Distributor’s obligation is an agency or “reasonable best efforts” arrangement under which neither the Distributor nor any financial intermediary is required to purchase any Shares. Shares currently are available to be purchased only through financial intermediaries that have entered into a selling agreement with the Distributor. The Fund will not pay referral or similar fees to any accountants, attorneys or other persons in connection with the distribution of the Shares.

The Fund, acting through the Distributor and the financial intermediaries, has the sole right to accept orders to purchase Shares and reserves the right to reject any order in whole or in part. The offering may be terminated by the Fund or the Distributor at any time.

No market currently exists for the Shares. The Shares are not, nor are they expected to be, listed on any national securities exchange, and the Fund does not anticipate that a secondary market will develop for the Shares. None of the Fund, the Advisor, the Distributor or the financial intermediaries intends to make a market in the Shares.

While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine. Investors should consult with their financial intermediaries about any transaction or other fees their financial intermediaries might impose on each class of Shares.

The Fund pays the Distributor out of its own assets for providing distribution services at an annual rate equal to [•]% of the month-end NAV of the Class A Shares (before the accrual of the distribution fee and the management fee for that month and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that month) (the “Distribution Fee”). The Distribution Fee is paid to the Distributor and/or financial intermediaries as compensation for assisting with the sale of the Class A Shares. The Distributor generally pays substantially all of the Distribution Fees to financial intermediaries whose customers hold Class A Shares through the applicable financial intermediary; thus, the amounts of such payments may vary among the financial intermediaries. The Distributor may, however, retain all or a portion of the Distribution Fee in certain instances. The Distribution Fee is accrued monthly and paid quarterly in arrears. The Distribution Fee may be significant in amount and the prospect of receiving such compensation may provide the recipient of the compensation or their representatives and employees with an incentive to favor sales or retention of Class A Shares over other investment options. In addition, the Advisor or its affiliates may pay, out of their own assets, additional compensation to financial intermediaries in connection with the placement of Class A Shares or the servicing of shareholder accounts (including to certain registered representatives of the Distributor that participate in the marketing of the Class A Shares).

The Fund has received an exemptive order from the SEC that permits it to offer classes of Shares with terms different from those described herein. If, in the future, the Fund offers any additional class or classes of Shares, the fees and expenses of such future class or classes may vary from the Shares offered by this Prospectus and such future class or classes will be offered under a revised or a separate prospectus.

In addition, the Distributor provides ongoing investor services to investors in the Fund either directly or through financial intermediaries. These investor services may include, but are not limited to: (i) handling inquiries from investors regarding the Fund, including but not limited to questions concerning their investments in the Fund, tender offers and reports and tax information provided by the Fund; (ii) assisting in the enhancement of communications between investors and the Fund; (iii) assisting in the establishment and maintenance of investors’ accounts with the Fund and maintaining related records; (iv) receiving, aggregating and processing purchase and repurchase transactions; (v) assisting in the preparation of reports and transaction statements for investors; (vi) providing sub-accounting services for Shares held beneficially; (vii) forwarding reports of the Fund and other information to investors; (viii) receiving, tabulating and transmitting proxies; (ix) general account administration activities; and (x) providing such other information and investor services as may be reasonably requested by the Fund.

The Fund has adopted a distribution plan (the “Distribution Plan”) with respect to the Class A Shares and in so doing has voluntarily complied with Rule 12b-1 under the 1940 Act as if the Fund were an open-end investment company. The Fund pays the Distribution Fee pursuant to the Distribution Plan and in connection with the sale and distribution of the Class A Shares. The Distribution Plan provides that the Fund may spend a portion of the Fund’s net assets attributable to the Class A Shares in connection with the distribution of the Class A Shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may exceed the cost of other types of sales charges. The Distribution Plan is being implemented through the Distribution Agreement with the Distributor and sub-agreements to which the Distributor and financial intermediaries are party. In approving the Distribution Plan in conformity with Rule 12b-1, the Trustees, including the Independent Trustees, concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

The Distribution Plan provides, among other things, that: (i) the Board shall receive quarterly reports regarding the amounts expended under the Distribution Plan and the purposes for which such expenditures were made; (ii) the Distribution Plan will continue in effect for so long as its continuance is approved at least annually by the Board and the Independent Trustees, acting in person at a meeting called for the purpose of voting on the Distribution Plan; (iii) any material amendment thereto must be approved by the Board and the Independent Trustees, acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which the Shares may bear for distribution services pursuant to the Distribution Plan shall be effective only upon approval by a vote of a majority of the outstanding Shares and by a majority of the Independent Trustees; and (v) while the Distribution Plan remains in effect, the selection and nomination of the Fund’s Independent Trustees shall be committed to the discretion of the Fund’s Independent Trustees. The Distribution Plan further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Payments under the Distribution Plan are based on a percentage of the Fund’s net assets attributable to the Class A Shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses of the Fund. Information with respect to the distribution-related revenues and expenses is presented to the Board for its consideration quarterly. The Distribution Plan is terminable without penalty at any time by a vote of a majority of the Independent Trustees, or by a vote of the holders of a majority of the outstanding Shares.

The compensation of financial intermediaries in connection with selling Shares is governed by FINRA rules. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of FINRA.

The Distribution Agreement and selling agreements with financial intermediaries participating in the distribution of the Shares are terminable without penalty at any time by a vote of a majority of the Independent Trustees, or by a vote of the holders of a majority of the outstanding Shares. Furthermore, each agreement terminates automatically in the event of its assignment.

The Fund has agreed to indemnify the Distributor and hold the Distributor harmless against certain liabilities, including liabilities under the 1933 Act, except for any liability to the Fund or its investors to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by its reckless disregard of its obligations and duties under its agreement with the Fund.

ADMINISTRATION, ACCOUNTING AND INVESTOR SERVICES AGREEMENTS

The Fund has retained [                ] (the “Administrator”), whose principal business address is [                ], to provide certain administrative, accounting, transfer agency and investor services to the Fund (the “Administration Agreement”). [Under the terms of the Fund’s Administration Agreement, the Administrator is responsible, directly or through its agents, for, among other things: reconciling cash and investment balances with the Fund’s custodian; calculating contractual expenses, including management fees; determining net income; arranging for the computation of the Fund’s NAV; preparing the Fund’s Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets; preparing the Fund’s annual and semi-annual reports; preparing monthly security transaction listings; maintaining the register of shareholders, including any transfer or repurchase of Shares; arranging for the calculation of the issue and repurchase price of Shares; and issuing reports and transaction statements to shareholders.]

Pursuant to the Administration Agreement, the Administrator provides certain investor services to the Fund, including: maintaining the register of the shareholders and enter on such register all issues, transfers and repurchases of interests in the Fund; arranging for the calculation of the issue and repurchase prices of interests in the Fund in accordance with its controlling document; and issuing reports and transaction statements to shareholders. The [                ] is paid a [monthly] fee at an annual rate ranging from [●]% to [●]% on beginning of the month net assets for these and other services it provides to the Fund.

The Administration Agreement may be terminated by either party, subject to the notice and other provisions set forth in such agreement.

CUSTODIAN

[                ], a [                ] organized under the laws of [                ], serves as the Custodian of the assets of the Fund (the “Custodian”), and may maintain custody of such assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board. Assets of the Fund are not held by the Advisor or commingled with the assets of other accounts, except to the extent that securities may be held in the name of the Custodian, subcustodian or foreign custodians in a securities depository, clearing agency or omnibus customer account. The Custodian’s principal business address is [                ].

The Custodian nets the Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund.

FUND EXPENSES

The Fund pays all of its expenses other than those that the Advisor or an affiliate of the Advisor assumes, if any. The expenses of the Fund include, but are not limited to, all fees and expenses related to portfolio transactions and positions made in Portfolio Funds, including Portfolio Fund fees and expenses, and enforcing rights in respect of such investments; the investment management fee payable to the Advisor and the fee payable to the Administrator; brokerage commissions; interest and fees on any borrowings; Trustees’ fees; Trustees’ and officers’ insurance; professional fees (including, without limitation, expenses of consultants, experts and specialists); research expenses; fees and expenses of outside legal counsel (including fees and expenses associated with the review of documentation for prospective investments by the Fund), including foreign legal counsel; accounting, auditing and tax preparation expenses; fees and expenses in connection with tender offers and any repurchases of Shares; taxes and governmental fees (including tax preparation fees); fees and expenses of any custodian, subcustodian, transfer agent, and registrar, and any other agent of the Fund, all costs and charges for equipment or services used in communicating information regarding any of the Fund’s transactions between the Advisor and the Custodian (or other agent engaged by the Fund); bank services fees; expenses of preparing, printing, and distributing copies of this Prospectus, and any other sales material (and any supplements or amendments thereto), reports, notices, other communications to shareholders, and proxy materials; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of shareholders’ meetings; expenses of corporate data processing and related services; shareholder recordkeeping and shareholder account services, fees, and disbursements; expenses relating to investor and public relations; fees and expenses of the Independent Trustees; insurance premiums; and extraordinary expenses such as litigation expenses. The Fund may need to sell portfolio securities to pay fees and expenses, which could affect investment returns to shareholders of the Fund.

The Fund has entered into an Expense Agreement in which the Advisor has agreed to pay certain operating and other expenses of the Fund in order to maintain certain expenses below [•]% of the Fund’s average month-end net assets. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund, but the Fund will not reimburse any amount if doing so would result in its covered expenses exceeding the Expense Cap. The recoupment arrangement will terminate on [●]. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. See “Management of the Fund—Investment Management Agreement—Expense Agreement.”

The Advisor bears all of its expenses and its own costs incurred in providing investment management services to the Fund, including travel and other expenses related to the selection and monitoring of Portfolio Funds. In addition, the Advisor is responsible for the payment of the compensation and expenses of those Trustees and officers of the Fund affiliated with the Advisor, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

The Portfolio Funds bear various fees and expenses in connection with their operations. These fees and expenses are similar to those incurred by the Fund. In addition, the Portfolio Funds will pay asset-based fees to their Managers and generally will pay performance-based fees or allocations to their Managers, which effectively reduce the investment returns of the Portfolio Funds. These expenses, fees, and allocations are in addition to those incurred by the Fund itself and may be significant. As an investor in the Portfolio Funds, the Fund indirectly bears a portion of the expenses and fees of the Portfolio Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Fund

Subject to policies established by the Board, the Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The Fund will principally purchase interests in Portfolio Funds directly from the Portfolio Funds or through a placement agent. Such purchases by the Fund may be, but are generally not, subject to transaction expenses.

Nevertheless, the Fund anticipates that some of its transactions in securities of Portfolio Funds may be subject to expenses.

With respect to any non-Portfolio Fund investments, the Advisor does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Advisor generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, the Advisor may select a broker based partly upon brokerage or research services provided to the Advisor and its clients, including the Fund. In return for such services, the Advisor may cause the Fund to pay a higher commission than other brokers would charge if the Advisor determines in good faith that the commission is reasonable in relation to the services provided.

In selecting brokers or dealers to execute portfolio transactions, the Advisor seeks to obtain the best price and most favorable execution for the Fund, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) the Advisor’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) the Advisor’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). The Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

The Advisor may participate in client commission arrangements under which the Advisor may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to the Advisor. The Advisor believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. The Advisor will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e). The Advisor regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services the Advisor views as impactful to its trading results.

The Advisor may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to the Advisor by the broker-dealer) and execution or brokerage services within applicable rules and the Advisor’s policies to the extent that such permitted services do not compromise the Advisor’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

Research-oriented services for which the Advisor might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by investment company management personnel, or personnel principally responsible for the Advisor’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by the Fund to the Advisor are not reduced as a result of the Advisor’s receipt of research services. In some cases, the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Payments of commissions to brokers who are affiliated persons of the Fund will be made in accordance with Rule 17e-1 under the 1940 Act.

From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority, Inc. has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Advisor does not consider sales of shares of the investment companies it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the investment companies advised by the Advisor neither qualifies nor disqualifies such broker or dealer to execute transactions for those investment companies.

The Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates.

The Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons in connection with such transactions. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

Over-the-counter issues, including most fixed income securities such as corporate debt and U.S. government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The Advisor may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Fund prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Fund’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Fund would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for the Fund and for Other BlackRock Funds are made independently of each other in light of differing conditions. The Advisor allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

When Other BlackRock Funds seek to purchase or sell the same Portfolio Funds as the Fund, the Advisor will seek to allocate investment opportunities and dispositions fairly and equitably over time among the Fund and the Other BlackRock Funds. Such allocations are based upon the written procedures of BAA, which have been reviewed and approved by the Board. The Fund’s specific portfolio composition will be influenced by a number of factors, including, but not limited to, the Fund’s investment guidelines, the Fund’s specific terms and conditions and the investment judgment of the Fund’s portfolio managers. The Advisor manages Other BlackRock Funds with investment mandates that may overlap or conflict with the investment strategies pursued by the Fund, as both the Fund and the Other BlackRock Funds may be eligible to participate in the same investment opportunities. Additionally, interests in Portfolio Funds are generally offered in private offerings and it is not uncommon for Portfolio Funds to become closed or limited with respect to new investments due to size constraints or other considerations. Moreover, the Fund or the Other BlackRock Funds may not be eligible or appropriate investors in all potential Portfolio Funds. As a result of these and other factors, the Fund may be precluded from making a specific investment or may, subject to applicable law, reallocate existing Portfolio Funds among the Other BlackRock Funds. These decisions are made by the Advisor taking into consideration the respective investment guidelines, investment objectives, investment restrictions, existing investments and concentrations, liquidity, cash positions, contractual commitments or rights, regulatory obligations and other objective criteria applicable to the Fund and the Other BlackRock Funds. Additionally, any deviations from the allocation policy must be documented in writing, are subject to various internal approvals and are reported to the Board on a quarterly basis. However, there likely will be circumstances where the Fund is unable to participate, in whole or in part, in certain investments to the extent it would participate absent allocation of an investment opportunity among the Fund and Other BlackRock Funds, including as a result of the 1940 Act’s prohibitions against affiliated transactions. In addition, it is likely that the Fund’s portfolio and those of Other BlackRock Funds will have differences in the specific Portfolio Funds held in their portfolios even when their investment objectives are the same or similar. These and other distinctions will result in differences in portfolio performance between the Fund and the Other BlackRock Funds.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in the Fund receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When the Advisor is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by the Advisor to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, the Advisor may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, the Advisor may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of the Advisor or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by the Advisor on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other clients of the Advisor that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Advisor or an affiliate acts as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, the Advisor may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by the Advisor on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to the Advisor, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

The Advisor and its affiliates manage investments for clients from offices located around the world. As a result, purchases and sales of securities may be executed through different trading desks or on different exchanges or markets throughout the day, resulting in transactions in the same security being effected at different prices over a 24-hour period.

The annual portfolio turnover rate of the Fund may be greater than 100%. Although, because it is difficult to accurately predict portfolio turnover rates, actual turnover may be lower than 100%. Higher portfolio turnover results in increased Fund costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

The Portfolio Funds

The Portfolio Funds incur transaction expenses in the management of their portfolios, which will decrease the value of the Fund’s investment in the Portfolio Funds. Because the investment program of certain of the Portfolio Funds may include trading as well as investments, short-term market considerations will frequently be involved, and it is anticipated that the turnover rates of the Portfolio Funds’ investments may be substantially greater than the turnover rates of other types of investment vehicles. In addition, the order execution practices of the Portfolio Funds may not be transparent to the Fund. Each Portfolio Fund is responsible for placing orders for the execution of its portfolio transactions and for the allocation of its brokerage. The Advisor will have no direct or indirect control over the brokerage or portfolio trading policies employed by the Managers. The Advisor expects that the Managers will generally select broker-dealers to effect transactions on behalf of its respective Portfolio Fund substantially in the manner set forth below.

It is anticipated that Managers will seek reasonably competitive commission rates. However, Portfolio Funds will not necessarily pay the lowest commission available on each transaction and may engage in transactions with broker-dealers based on different criteria than those considered by the Fund. Portfolio Funds may not be subject to the same regulatory restrictions on principal and agency transactions as the Fund is. It is anticipated that some Portfolio Funds may effect principal or agency transactions through affiliates of the Fund. The Fund will indirectly bear the commissions or spreads in connection with the portfolio transactions of the Portfolio Funds.

No guarantee or assurance can be made that Portfolio Funds’ brokerage transaction practices will be transparent or that the Portfolio Funds will establish, adhere to, or comply with their stated practices. However, as the Portfolio Funds are not investment companies registered under the 1940 Act, they may select brokers on a basis other than that outlined above and may receive benefits other than research or that benefit the Portfolio Funds’ Managers or their affiliates rather than the Portfolio Funds.

VOTING

Except to the extent otherwise provided in the Fund’s Agreement and Declaration of Trust, each owner of one or more Shares shall be entitled to cast at any meeting of shareholders called by the Board. Shareholders are entitled to vote on any matter on which shareholders of a registered investment company would be entitled to vote, including the election of Trustees and the approval of the Investment Management Agreement. Notwithstanding their ability to exercise their voting privileges, shareholders are not entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund. The Fund does not intend to hold annual meetings of shareholders, except to the extent required by the 1940 Act.

CONFLICTS OF INTEREST

Certain activities of the Advisor, BlackRock, Inc. and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Fund and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including managing equities, fixed-income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by the Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed-income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock seeks to purchase or sell the same assets for client accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding the Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and the Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which the Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Fund) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Fund.

In addition, to the extent permitted by applicable law, the Fund may invest its assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

In certain circumstances, BlackRock, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Fund, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, the Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.

In addition, certain principals and certain employees of the Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in the Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which clients of BlackRock or, to the extent permitted by the Commission and applicable law, BlackRock serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock.

BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. BlackRock will receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. The Fund and other accounts managed by

BlackRock may from time to time transact in such derivative products where permitted by the Fund’s investment strategy, which could contribute to the viability of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund.

At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, the Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Fund.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Fund or its shareholders will be required, and no fees or other compensation payable by the Fund or its shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Fund. The Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with the Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Fund. BIM may receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BIM as securities lending agent may have an incentive to increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BIM and its affiliates; and (ii) BIM as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BIM. As described further below, BIM seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro-rata allocation.

As part of its securities lending program, BlackRock indemnifies certain clients and/or funds against a shortfall in collateral in the event of borrower default. BlackRock calculates, on a regular basis, its potential dollar exposure to the risk of collateral shortfall upon counterparty default (“shortfall risk”) under the securities lending program for both indemnified and non-indemnified clients. On a periodic basis, BlackRock also determines the maximum amount of potential indemnified shortfall risk arising from securities lending activities (“indemnification exposure limit”) and the maximum amount of counterparty-specific credit exposure (“credit limits”) BlackRock is willing to assume as well as the program’s operational complexity. BlackRock oversees the risk model that calculates projected shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower counterparty credit characteristics. When necessary, BlackRock may further adjust other securities lending program attributes by restricting eligible collateral or reducing counterparty credit limits. As a result, the management of the indemnification exposure limit may affect the amount of securities lending activity BlackRock may conduct at any given point in time and impact indemnified and non-indemnified clients by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro-rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and counterparty credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

Purchases and sales of securities and other assets for the Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

As discussed in the section entitled “Portfolio Transactions and Brokerage” in this Prospectus, BlackRock, unless prohibited by applicable law, may cause the Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Fund, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for the Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see Appendix B.

It is possible that the Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit the Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than 1/2 of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by the Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Net Asset Value” in the Prospectus, when market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Fund’s Board of Trustees. When determining a “fair value price,” BlackRock seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or repurchase of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, the Fund may invest all or some of its short-term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in the Fund bearing some additional expenses.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund and the Advisor each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of the Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Fund may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Fund. For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership restrictions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by BlackRock for their proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Fund or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Fund) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Fund), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Fund may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. BlackRock is not obligated to license its indices to the Fund and the Fund is under no obligation to use BlackRock indices. The Fund cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by the Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Fund, that engage the service provider (typically the custodian). The Fund’s service provider remunerates BlackRock for the use of the systems. The Fund’s service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that the Fund enter into or renew an arrangement with the service provider.

In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in the Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

ADDITIONAL CONFLICTS OF INTEREST RELATING TO BAA

In addition to the conflicts listed above, the following conflicts specific to BAA may arise by virtue of the business activities of BAA.

BAA spends substantial time and attention on other business activities, including other clients for which it provides investment management or investment advisory services. The terms related to these other clients may differ materially from those applicable to an investment in the Shares, even though certain of these other clients pursue a similar, identical or overlapping investment objective and strategy as the Fund.

The business activities of BAA may give rise to direct or indirect interaction between or among BAA, the Fund, Managers, Portfolio Funds, other clients and/or any of their respective affiliates, officers, directors, shareholders, members, partners or employees. BAA may recommend, facilitate or otherwise assist with various investment or other business activities on behalf of or otherwise related to such parties, including, without limitation, providing investment management services, and may receive separate compensation for such activities. No fees or other compensation payable by the Fund or shareholders will be reduced by such separate compensation. Any such interaction or activities may involve potentially material conflicts of interest. Moreover, it is possible that BAA may face, in certain circumstances, competing fiduciary and regulatory duties it owes to the Fund and other clients. BAA undertakes to resolve such conflicts of interest in a fair and equitable manner, which resolution may not necessarily maximize the benefit to the Fund.

Employees of BAA may, from time to time, become members of advisory committees, boards of directors or similar formal and informal advisory or governance bodies to Portfolio Funds. Matters referred to those advisory boards may include a number of subjects, such as conflicts of interests involving the Portfolio Fund’s management, investment pricing and other investment-related policies and general sharing of investment and market information or ideas. BAA believes that participation on these bodies provides an opportunity to better understand the relevant Portfolio Fund and its management. But it is also possible that participation on these bodies could require or result in limitations on the investment decisions of the Fund, including as a result of the application of various restrictions contained in the 1940 Act. For example, knowledge of material information not generally known to investors could limit withdrawals by the Fund or may limit the Fund’s ability to buy or sell investments in Portfolio Funds. Additionally, serving in such capacities could result in the Portfolio Fund being deemed an “affiliated person” of the Fund under the 1940 Act, thus giving rise to restrictions on various types of transactions between the Fund and the Portfolio Fund, including restrictions on the Fund’s purchase and redemption of units in the Portfolio Fund. When considering whether to participate on a particular body, BAA will balance the known and expected positive and negative aspects of such participation and determine whether to participate on that basis.

In addition, BAA has, and in the future may develop, business relationships that are independent of the investment management services provided to the Fund. These may include, but are not limited to, lending, depository, brokerage, risk management, investment advisory, security distribution or banking relationships with counterparties to transactions with the Fund or third parties that also provide investment management or other services to the Fund, Portfolio Funds or Managers. Any such relationships may involve potentially material conflicts of interest.

Affiliates of BAA may provide other services or advice to third parties that invest in Portfolio Funds, in which case the scope of advice or services and any related compensation to such BAA affiliates will be specified in separate agreements. In connection with investments by third parties in Custom Funds, BAA or an affiliate may provide services for a fee to those third parties or may otherwise be positioned differently with respect to such third parties, which may create conflicts for BAA. No fees or other compensation payable to the Advisor by the Fund or the shareholders will be reduced by payment of such fees.

In circumstances in which a shareholder invests in the Fund in connection with asset allocation or other investment advice received from BAA or one of its affiliates (the “Allocation Advisor”), the investment advice to the shareholder with respect to the Fund will be governed by an agreement negotiated between the shareholder and the Allocation Advisor and may include the payment of investment management or performance fees in addition to those charged in connection with an investment in the Fund. The decision by the Allocation Advisor to select or recommend a fund managed by an affiliated investment manager, including the Fund, may present a potential conflict of interest.

CONFLICTS OF INTEREST RELATING TO THE MANAGERS

The Advisor anticipates that each Manager will consider participation by the applicable Portfolio Fund in all appropriate investment opportunities that are also under consideration for investment by the Manager for other Portfolio Funds and accounts managed by the Manager (“Manager Accounts”) that pursue investment programs similar to that of the applicable Portfolio Fund. However, there can be no guarantee or assurance that a Manager will follow such practices or that a Manager will adhere to, and comply with, its stated practices, if any. In addition, circumstances may arise under which a Manager will cause its Manager Accounts to commit a larger percentage of their assets to an investment opportunity than to which the Manager will commit assets of the Portfolio Fund.

Circumstances may also arise under which a Manager will consider participation by its Manager Accounts in investment opportunities in which the Manager intends not to invest on behalf of the Portfolio Fund, or vice versa.

Situations may occur where the Fund could be disadvantaged by investment activities conducted by the Manager for the Manager Accounts. These situations may arise as a result of, among other things: (i) legal restrictions on the combined size of positions that may be taken by Portfolio Funds in which the Fund and/or Manager Accounts participate (collectively, “Co-Investors” and, individually, a “Co-Investor”), limiting the size of the Portfolio Fund’s position; (ii) legal prohibitions on the Co-Investors’ participating in the same instruments; (iii) the difficulty of liquidating an investment for a Co-Investor when the market cannot absorb the sale of the combined positions; and (iv) the determination that a particular investment is warranted only if hedged with an option or other instrument and the availability of those options or other instrument is limited.

A Manager may from time to time cause Portfolio Funds to effect certain principal transactions in securities with one or more Manager Accounts, subject to certain conditions. For example, these transactions may be made in circumstances in which the Manager determined it was appropriate for the Portfolio Fund to purchase and a Manager Account to sell, or the Portfolio Fund to sell and the Manager Account to purchase, the same security or instrument on the same day.

Each Manager, its affiliates and their principals, partners, directors, officers and employees, may buy and sell securities or other investments for their own accounts, including interests in Portfolio Funds, and may have conflicts of interest with respect to investments made on behalf of Portfolio Funds in which the Fund participates. As a result of different trading and investment strategies or constraints, positions may be taken by principals, partners, directors, officers, employees and affiliates of the Manager that are the same as, different from or made at different times than positions taken for the Portfolio Fund in which the Fund participates. Future investment activities of the Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing, may give rise to additional conflicts of interest that could disadvantage the Fund and its shareholders.

Managers or their affiliates may from time to time provide investment advisory or other services to private Portfolio Funds and other entities or accounts managed by the Manager or its affiliates. In addition, Managers or their affiliates may from time to time receive research products and services in connection with the brokerage services that brokers (including, without limitation, affiliates of the Manager) may provide to one or more Manager Accounts.

CODES OF ETHICS

The Fund, the Advisor and the Distributor have adopted a code of ethics (the “Code of Ethics”) in compliance with Section 17(j) of the 1940 Act and Rule 17j-1 thereunder. Each Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to a Code of Ethics may invest in securities for their personal investment accounts, including making investments in the securities of Portfolio Funds that may be purchased or held by the Fund. The Codes of Ethics are available on the EDGAR Database on the SEC’s website (www.sec.gov), and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

ELIGIBLE INVESTORS

Each prospective investor is required to complete the Subscription Agreement and satisfy the investor eligibility standards set forth therein in order to be permitted to invest in the Fund.

An investment in the Fund involves risks and it is possible that an investor may lose some or all of its investment. In addition, an investment in the Fund is not liquid and investors should provide for adequate liquidity outside of their investment in the Fund to meet their foreseeable liquidity needs. Before making an investment decision, an investor and/or its adviser should (i) consider the suitability of this investment with respect to its investment objectives and personal situation and (ii) consider factors such as its personal net worth, income, age, risk tolerance, and liquidity needs. See “General Risks.” Short-term investors and investors who cannot bear the loss of some or all of their investment and/or the risks associated with a lack of liquidity should not invest in the Fund.

Generally, the Subscription Agreement requires that an investor certify that it is an “accredited investor” as defined in Regulation D under the 1933 Act. An “accredited investor” includes, among other investors, an individual who: (i) has a net worth (or a joint net worth with that person’s spouse or spousal equivalent) immediately prior to the time of purchase in excess of $1 million (excluding the value of that individual’s primary residence); or (ii) has income in excess of $200,000 (or joint income with the investor’s spouse or spousal equivalent in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year. Other categories of “accredited investor” are set forth in the Subscription Agreement along with any additional requirements for investing in the Fund. Investors who are “accredited investors” and meet the qualifications set forth in the Subscription Agreement are referred to in this Prospectus as Eligible Investors.

All prospective investors must complete a Subscription Agreement in which they certify that, among other things, they meet the foregoing requirements and that they will not transfer their Shares (or any portion thereof) except in accordance with the Agreement and Declaration of Trust. Existing shareholders who request to purchase additional Shares are required to qualify as Eligible Investors and to complete an additional Subscription Agreement prior to the additional purchase.

PURCHASING SHARES

Shares are offered as of the first Business Day of each calendar month (the “Subscription Date”) at a price equal to the Fund’s NAV per Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date, except that the Fund may offer Shares more or less frequently as determined by the Board. Financial intermediaries may impose fees, terms and conditions on their customers’ accounts and investments in the Fund that are in addition to the terms and conditions imposed by the Fund. Investors should direct any questions regarding any transaction or other fees to the relevant financial intermediary.

A prospective investor must submit a completed Subscription Agreement to the financial intermediary through which such investor is purchasing Shares at least five Business Days prior to the Subscription Date or by such other date as determined by the Fund in its discretion and communicated to the investor. A shareholder generally may subscribe for additional Shares by completing an additional Subscription Agreement, unless otherwise determined by the Advisor. A Subscription Agreement generally requires a shareholder to provide certain information about itself and to make certain representations, warranties and agreements, including an agreement to indemnify the Fund, the Advisor and the Distributor (the “Fund Parties”) as a result of any misrepresentations made by the shareholder in the Subscription Agreement. The Fund will rely on, without investigation, a shareholder’s financial advisor to furnish to it a completed Subscription Agreement (as well as any information required to be provided by the shareholder pursuant to the Subscription Agreement), and the Fund Parties will not be liable to the shareholder or any other party for such reliance. In addition, the Fund Parties will have no obligation or responsibility whatsoever for ensuring information contained in the Subscription Agreement concerning the shareholder is accurate or that any information required to be provided by a shareholder is accurate or that it is provided to the Fund in a timely manner.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares are payable in cash in one installment. All purchases are subject to immediately available funds in the full amount of the purchase being available in an investor’s account with its financial intermediary at least three Business Days prior to the applicable Subscription Date or such other date as the Fund may determine in its discretion and communicate to investors (previously defined as the “Funding Deadline”). At the close of business on the day on which the Funding Deadline occurs, the Fund will either accept or reject an investor’s subscription and, if accepted, the investor’s subscription amount will be credited to the Fund’s account. The investor, however, will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust until the Subscription Date. An investor will become a shareholder of the Fund, and begin to participate in the Fund’s returns, on the Subscription Date. The number of Shares to be received by a shareholder in respect of any subscription will be based on the NAV of a Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date in respect of such subscription. An investor’s subscription amount will be credited to the Fund’s account on the day on which the Funding Deadline occurs, although the number of Shares denominating the subscription amount may not be determined until approximately 30 calendar days after the Subscription Date in respect of such subscription. In respect of a shareholder subscribing for additional Shares, the investor will not become a shareholder of the Fund in respect of such additional Shares and will have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust in respect of such additional Shares until the Subscription Date in respect of such additional subscription.

Generally speaking, the Portfolio Funds in which the Fund invests have similar subscription processes as the Fund. For example, a Portfolio Fund will typically require receipt of cleared funds at least several Business Days prior to the date an investor begins participating in the Portfolio Fund’s returns. As such, the subscription process described above, including acceptance by the Fund of a prospective investor’s subscription at least three Business Days prior to the Subscription Date, is designed in part to ensure the Fund will be able to invest in Portfolio Funds in a timely manner.

Despite the Funding Deadline occurring at least three Business Days prior to the Subscription Date, as discussed above an investor does not become a shareholder of the Fund and has no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust until the Subscription Date. Between the time the Fund accepts an investor’s subscription on a day on which the Funding Deadline occurs, and the Subscription Date when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable subscription amount.

Shares are being offered only to investors that meet all requirements to invest in the Fund. The Fund reserves the right, in its sole discretion, to reject in whole or in part, any subscription to purchase Shares in the Fund at any time and the Board may suspend or terminate the sale of Shares at any time. An investor’s subscription for Shares, once accepted by the Fund, is irrevocable by the investor and will generally require the investor to maintain its investment in the Fund until such time, if any, as the Fund repurchases the Shares in a tender offer. The Board may, in its discretion, cause the Fund to repurchase all of the Shares held by a shareholder if the total value of the shareholder’s Shares, as a result of the shareholder transferring Shares or participating in any repurchase offers, is less than the minimum initial subscription or for other reasons as determined by the Board.

Financial intermediaries may also impose fees (subject to compliance with applicable FINRA rules), terms and conditions on investor accounts and investments in the Fund that are in addition to the fees, terms and conditions set forth in this Prospectus. Such terms and conditions are not imposed by the Fund, the Distributor or any other service provider of the Fund. Any terms and conditions imposed by a financial intermediary, or operational limitations applicable to such parties, may affect or limit a shareholder’s ability to subscribe for Shares, or otherwise transact business with the Fund. Investors should direct any questions regarding terms and conditions applicable to their accounts or relevant operational limitations to the financial intermediary.

REPURCHASES OF SHARES

No Right of Redemption

No shareholder or any person acquiring Shares from or through a shareholder will have the right to require the Fund to redeem the Shares. No public market for Shares exists, and none is likely to develop in the future. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Repurchases

The Fund may, from time to time, repurchase Shares from its shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. Each such tender offer may be limited and will generally apply to up to [●]% of the net assets of the Fund at that time. In this regard, even if the Fund makes a tender offer, there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular tender offer. If a tender offer is oversubscribed by shareholders, the Fund may, consistent with the Exchange Act, decide to repurchase only a pro rata portion of the Shares tendered by each shareholder, or take any other action permitted by the tender offer rules under the Exchange Act and described in the written tender offer notice to shareholders. Each tender offer will be made and shareholders will be notified in accordance with the requirements of the Exchange Act and the 1940 Act, either by publication or mailing or both. The tender offer documents will contain information prescribed by such laws and the rules and regulations promulgated thereunder.

In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from shareholders quarterly with tender offer Valuation Dates occurring on the last Business Day of March, June, September and December. However, the Fund is not required to conduct tender offers on a quarterly basis or at all and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions. The Fund will require that each tendering shareholder tender a minimum of $[●] worth of Shares, subject to the Board’s ability to permit a shareholder to tender a lesser amount in its discretion. The Board has delegated to the Fund’s officers the authority to approve tenders of less than $[●] worth of Shares, subject to periodic reporting to the Board.

In determining whether to accept the Advisor’s recommendation to repurchase Shares, the Board may consider the following factors, among others:

(a)	whether any shareholders have requested to tender Shares to the Fund;

(b)	the liquidity of the Fund’s assets (including fees and costs associated with withdrawing from Portfolio Funds);

(c)	the investment plans and working capital and reserve requirements of the Fund;

(d)	the history of the Fund in repurchasing Shares;

(e)	the availability and quality of information as to the value of the Fund’s interests in underlying Portfolio Funds;

(f)	the conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

(g)	any anticipated tax or regulatory consequences to the Fund of any proposed repurchases of Shares; and

(h)	the recommendations of the Advisor.

The Fund will repurchase Shares from shareholders pursuant to written tenders on terms and conditions that the Board determines, in its sole discretion, to be fair to the Fund and to all shareholders of the Fund. The value of a shareholder’s Shares that are being repurchased will be equal to their aggregate NAV as of the Valuation Date for the tender offer. When the Board determines that the Fund will repurchase Shares, notice will be provided to shareholders describing the terms of the offer, containing information shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders deciding whether to tender Shares during the period that a tender offer is open may obtain the Fund’s most recently calculated NAV per Share by calling the contact number provided in the Shareholder’s repurchase materials.

Repurchases will be effective as of the end of the Notice Date Period (described below) after receipt and acceptance by the Fund of all eligible written tenders of Shares from its shareholders. Marketable securities used to satisfy an in-kind distribution will be valued in accordance with the Agreement and Declaration of Trust of the Fund and will be distributed to all tendering shareholders on a proportionate basis. If, however, payments are made in-kind to a tendering shareholder, such shareholder may incur tax liability and brokerage costs in converting such securities to cash. The Fund does not impose any charges in connection with repurchases of Shares.

From the end of the Notice Date Period, shareholders whose written tenders of Shares have been accepted by the Fund will continue to remain subject to the risk of fluctuations in the net asset value of Shares until the Valuation Date. Additionally, shareholders who receive in-kind payment in respect of their accepted tenders will, after the Valuation Date, remain subject to the risk of fluctuation of the value of such assets received in-kind and, to the extent such assets are Portfolio Funds, to the fees and expenses of each such Portfolio Fund.

In light of liquidity constraints associated with investments in Portfolio Funds and that the Fund may have to effect withdrawals from those funds to pay for Shares being repurchased, the Fund expects to employ the following repurchase procedures:

(a)

If the Board elects to offer to repurchase Shares in the Fund, the Fund will send each shareholder a tender offer that explains the terms and conditions of the repurchase. This tender offer will be sent to shareholders approximately 95 calendar days prior to the Valuation Date for the repurchase, which would generally be expected to be the last Business Day of March, June, September or December. Shareholders will have at least 20 Business Days (usually, approximately 30 calendar days) to notify the Fund that the shareholder has elected to tender Shares to the Fund; thus a shareholder will generally have to notify the Fund of the Shareholder’s election to tender Shares to the Fund between approximately 95 and 65 calendar days prior to the Valuation Date for the repurchase (the “Notice Date Period”). This means, for example, that the Notice Date Period for a tender offer having a December 31 Valuation Date would generally be between September 27 and October 27. Shares or portions of them will be valued as described below.

(b)

Immediately after the Notice Date Period, each shareholder whose Shares (or portion of them) have been accepted for repurchase will be bound by the terms of a repurchase instrument (the “Repurchase Instrument”), as set forth in the Fund’s Agreement and Declaration of Trust, entitling the shareholder to be paid an amount equal to the value, determined as of the Valuation Date for the repurchase, of the repurchased Shares.

(c)

The Repurchase Instrument will be un-certificated, non-interest bearing, non-transferable and non-negotiable. A shareholder who becomes bound by the terms of a Repurchase Instrument (the “Payee”) shall retain all rights, with respect to tendered Shares, to inspect the books and records of the Fund and to receive financial and other reports relating to the Fund until the payment date. Except as otherwise provided in the Repurchase Instrument, such Payee shall not be a shareholder of the Fund and shall have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust. For purposes of calculating the value of the repurchased Shares, the amount payable to the Payee will take into account and include all Fund gains, losses and expenses until the Valuation Date for the repurchase. If the Fund is liquidated or dissolved prior to the original Valuation Date for the repurchase, the Valuation Date for the repurchase shall become the date on which the Fund is liquidated or dissolved and the value of the repurchased Shares will be calculated in accordance with the foregoing sentence.

(d)	Once bound by the terms of a Repurchase Instrument, an investor will no longer be a shareholder of the Fund and will not have the rights of a shareholder, including, without limitation, voting rights.

(e)	Payment in respect of the Repurchase Instrument will be made in two or more installments.

•

An initial payment equal to approximately 90% of the amount required to be paid under such Repurchase Instrument will be made as of the later of (i) any Business Day that is within [●] days after the Valuation Date for the repurchase, or (ii) if the Fund has requested withdrawals of its capital from any Portfolio Funds in order to fund the repurchase of Shares, within ten Business Days after the Fund has received at least 90% of the aggregate amount withdrawn from the Portfolio Funds.

•

The balance due under the Repurchase Instrument is generally expected to be paid within [●] days after the Valuation Date for the repurchase and will be subject to adjustment as a result of any corrections to the Fund’s NAV as of the Valuation Date for the repurchase.

•

The Board has discretion to hold back any amount of the balance due under the Repurchase Instrument for longer than the periods described above, but not longer than until promptly after the completion of the annual audit of the Fund’s financial statements for the fiscal year in which the applicable repurchase is effected, with such balance being subject to adjustment as a result of the Fund’s annual audit or as a result of any other corrections to the Fund’s NAV as of the Valuation Date for the repurchase. In the event the Board determines to hold back any such amount of the balance due under the Repurchase Instrument in accordance with the foregoing, such balance, as adjusted in accordance with the foregoing (if applicable), will be paid not later than promptly after the completion of the Fund’s annual audit.

•

No interest will be paid on any amounts. The Repurchase Instrument may be prepaid, without premium, penalty or notice, at any time on or after the Valuation Date for the repurchase. The Fund’s NAV will only be adjusted or corrected as described under the heading “Calculation of Net Asset Value; Valuation.”

(f)

Although the amounts required to be paid by the Fund under the Repurchase Instrument will generally be paid in cash, the Fund may under certain limited circumstances pay all or a portion of the amounts due by an in-kind distribution of securities. The Fund intends to make an in-kind payment only under the limited circumstance where the Fund receives an in-kind distribution from Portfolio Funds of transferable securities that the Fund cannot liquidate itself prior to making the distribution.

If modification of the Fund’s repurchase procedures as described above is deemed necessary to comply with regulatory requirements or otherwise advisable, the Board will to the extent practicable adopt revised procedures reasonably designed to provide shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

In the event that the Advisor or any of its affiliates holds Shares in the capacity of a shareholder, the Shares may be tendered for repurchase in connection with any tender offer made by the Fund.

A shareholder tendering only a portion of its Shares for repurchase will be required to continue to hold Shares with a value of at least the minimum initial subscription amount after giving effect to the repurchase, subject to the Board’s ability to permit a shareholder to continue to hold Shares in a lesser amount in its discretion. If a shareholder tenders an amount that would cause the value of its Shares in the Fund to fall below the required minimum, the Fund reserves the right to reduce the amount to be repurchased from the shareholder so the value of the shareholder’s Shares is above the minimum or to repurchase all of the shareholder’s Shares.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Advisor would otherwise have caused these holdings to be liquidated, potentially resulting in losses, and may increase the Fund’s investment-related expenses as a result of higher portfolio turnover rates. Liquidation of portfolio holdings to fund repurchases of Shares may also result in the Fund incurring redemption, withdrawal or similar fees charged by one or more Portfolio Funds.

The Agreement and Declaration of Trust grants the Board the authority to repurchase the Shares, or any portion of them, of a shareholder or any person acquiring Shares from or through a shareholder, without consent or other action by the shareholder or other person, if the Board in its sole discretion determines that:

(a)	the Shares had been transferred or vested in any person in violation of the Fund’s Agreement and Declaration of Trust;

(b)

ownership of the Shares by a shareholder or other person is likely to cause the Fund to be in violation of, or subject the Fund to new or additional registration or regulation under the securities, commodities or other laws of the United States or any other relevant jurisdiction;

(c)

continued ownership of the Shares by a shareholder may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

(d)	any of the representations and warranties made by a shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true;

(e)

ownership of the Shares by the shareholder would cause the Fund to be subject to additional regulatory or compliance requirements imposed by laws other than the 1933 Act, the Exchange Act or the 1940 Act; or

(f)	if such repurchase would be in the best interest of the Fund, including without limitation in connection with the liquidation or termination of the Fund.

In the event that the Board determines that the Fund should, without the additional consent of the shareholder, repurchase the Shares of such shareholder, or any person acquiring Shares from or through the shareholder, such repurchases will be subject to the following repurchase procedures unless otherwise determined by the Board from time to time:

(a)

Shares (or portions thereof) will be valued in accordance with the Fund’s valuation and liquidity procedures as of the “Compulsory Repurchase Valuation Date” (which date, unless otherwise determined by the Board, shall be the last Business Day of the quarter in which the Fund intends to repurchase the Shares);

(b)

Promptly after the Board determines that the Fund should repurchase the Shares of a shareholder, or any person acquiring Shares from or through a shareholder, pursuant to the authority granted in the Agreement and Declaration of Trust, the Fund will give to such person whose Shares (or portion thereof) have been called for repurchase (a “Compulsorily Repurchased Shareholder”) notice of the Fund’s intent to repurchase the Shares, which will contain an effective date upon which such Compulsorily Repurchased Shareholder will cease to be a shareholder of the Fund and the expected Compulsory Repurchase Valuation Date for such Shares;

(c)

On the effective date set forth in the notice to the Compulsorily Repurchased Shareholder, the Compulsorily Repurchased Shareholder will cease to be a shareholder and will be bound by the terms of a repurchase instrument (the “Compulsory Repurchase Instrument”), as set forth in the Fund’s Agreement and Declaration of Trust, entitling the Compulsorily Repurchased Shareholder to be paid an amount equal to the value, determined as of the Compulsory Repurchase Valuation Date, of the repurchased Shares; and

(d)

The Compulsory Repurchase Instrument will be un-certificated, non-interest bearing, nontransferable and non-negotiable. A shareholder who becomes bound by the terms of a Compulsory Repurchase Instrument (the “Compulsory Repurchase Instrument Payee”) shall retain all rights, with respect to compulsorily repurchased Shares, to inspect the books and records of the Fund and to receive financial and other reports relating to the Fund until the payment date. Except as otherwise provided in the Compulsory Repurchase Instrument, such Compulsory Repurchase Instrument Payee shall not be a shareholder of the Fund and shall have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust. For purposes of calculating the value of the repurchased Shares, the amount payable to the Compulsory Repurchase Instrument Payee will take into account and include all Fund gains, losses and expenses until the Compulsory Repurchase Valuation Date. If the Fund is liquidated or dissolved prior to the original Compulsory Repurchase Valuation Date, the Compulsory Repurchase Valuation Date shall become the date on which the Fund is liquidated or dissolved and the value of the repurchased Shares will be calculated in accordance with the foregoing sentence.

(e)	Payment in respect of the Compulsory Repurchase Instrument will be made in two or more installments.

•

An initial payment equal to approximately 90% of the amount required to be paid under such Compulsory Repurchase Instrument will be made as of the later of (i) any Business Day that is within [●] days after the Compulsory Repurchase Valuation Date, or (ii) if the Fund has requested withdrawal of its capital from one or more Portfolio Funds in order to fund the repurchase of Shares, within ten Business Days after the Fund has received at least 90% of the aggregate amount withdrawn from such Portfolio Funds.

•

The balance due under the Compulsory Repurchase Instrument is generally expected to be paid within [●] days after the Compulsory Repurchase Valuation Date and will be subject to adjustment as a result of any corrections to the Fund’s NAV as of the Compulsory Repurchase Valuation Date.

•

The Board has discretion to hold back any amount of the balance due under the Compulsory Repurchase Instrument for longer than the periods described above, but not longer than until promptly after the completion of the annual audit of the Fund’s financial statements for the fiscal year in which the applicable repurchase is effected, with such balance being subject to adjustment as a result of the Fund’s annual audit or as a result of any other corrections to the Fund’s NAV as of the Compulsory Repurchase Valuation Date. In the event the Board determines to hold back any such amount of the balance due under the Compulsory

Repurchase Instrument in accordance with the foregoing, such balance, as adjusted in accordance with the foregoing (if applicable), will be paid not later than promptly after the completion of the Fund’s annual audit.

•

No interest will be paid on any amounts. The Compulsory Repurchase Instrument may be prepaid, without premium, penalty or notice, at any time on or after the Compulsory Repurchase Valuation Date. The Fund’s NAV will only be adjusted or corrected as described under the heading “Calculation of Net Asset Value; Valuation.”

TRANSFERS OF SHARES

Shares held by shareholders may be transferred only under certain limited circumstances, with the written consent of the Board or its delegatee (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee meets any requirements imposed by the Fund with respect to investor eligibility and suitability, and must be accompanied by transfer and other documentation that the Board or its delegatee may reasonably request. The Board may not consent to a transfer of Shares by a shareholder unless such transfer is to a single transferee or after the transfer of a portion of the Shares, the balance of the account of each of the transferee and transferor is not less than the minimum initial subscription amount. A shareholder who transfers Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee that acquires Shares in the Fund by operation of law as the result of the death, divorce, dissolution, bankruptcy or incompetency of a shareholder or otherwise, shall be entitled to the allocations and distributions allocable to the Shares so acquired, to transfer the Shares in accordance with the terms of the Agreement and Declaration of Trust and to tender the Shares for repurchase by the Fund. By purchasing Shares, each Shareholder agrees to indemnify and hold harmless the Fund, the Board, the Advisor, each other shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that shareholder in violation of these provisions or any misrepresentation made by that shareholder in connection with any such transfer.

Any transfer made or purported to be made that is in violation of the Fund’s Agreement and Declaration of Trust shall be void and of no effect. To the extent any shareholder, transferee or successor shareholder is purported to have transferred any economic interest in the Fund in violation of the Fund’s Agreement and Declaration of Trust, the Fund shall not recognize such action and the Board may terminate all or any part of the Shares of such shareholder, transferee or successor shareholder at no value or such value as the Board determines in its sole and absolute discretion and the shareholder, transferee or successor shareholder will forfeit all or such portion of its Shares in connection with such termination as determined by the Advisor in connection therewith.

With respect to a Repurchase Instrument or a Compulsory Repurchase Instrument, a shareholder may not transfer all or any portion of the Repurchase Instrument or the Compulsory Repurchase Instrument to any person, except for a transfer that is effected solely by operation of law as the result of the death, divorce, bankruptcy, insolvency, adjudication of incompetence, dissolution, merger, reorganization or termination of such shareholder or otherwise or a transfer that is effected with the express written consent of the Board, which consent may be given or withheld in the Board’s sole and absolute discretion and any such permitted transferee shall become automatically subject to and bound by the terms of the Repurchase Instrument or Compulsory Repurchase Instrument, as the case may be, without any action on their part.

The Board has delegated its decision making authority on transfers, subject to all transfers being in compliance with the 1940 Act, to officers of the Fund and the Advisor. However, such delegation is subject to revocation by the Board at any time.

OUTSTANDING SECURITIES OF THE FUND

The following table sets forth information related to each class of authorized securities for the Fund as of [            ], 2020 (excluding fractional Shares).

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Held for Fund’s Own Account
Common Shares of Beneficial Interest	Unlimited	[None]	[●]

CALCULATION OF NET ASSET VALUE; VALUATION

The Fund will calculate the NAV per Share of the applicable class of the Fund as of the close of business on the last Business Day of each calendar month, and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below (each such day, a “Valuation Date”). The valuation process for Portfolio Funds described below generally takes approximately 30 calendar days; thus, the NAV per Share of the applicable class of the Fund as of any Valuation Date will generally not be available until approximately 30 calendar days after the relevant Valuation Date.

The Fund calculates NAV per Share of an applicable class by subtracting the Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares of the Fund outstanding. The value of the assets of the Fund will depend on the value of its share of the Portfolio Funds or other investments in which the Fund invests.

With respect to securities for which market values are not readily available, including securities of Portfolio Funds, it is the Board’s responsibility to, in good faith, determine the fair value of such securities. The Board has adopted and approved written policies and procedures (the “Valuation Procedures”) for the purpose of determining the value of securities held by the Fund, including the fair value of the Fund’s investments in securities of Portfolio Funds, and has delegated to the internal valuation committee of the Advisor and its registered investment advisory affiliates (the “Valuation Committee”) the responsibility for the day-to-day oversight of the valuation of the Fund’s investments pursuant to the Valuation Procedures. As a general principle, the fair value of an asset should reflect the amount that the Fund might reasonably expect to receive for the asset from the current sale of that asset in an orderly arm’s-length transaction, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Board reviews all fair value determinations at its regularly scheduled meetings and also reviews the Valuation Procedures on an annual basis. The Advisor anticipates that a significant portion of the Fund’s net assets may be valued at fair value. See “General Risks—Risks Related to Portfolio Funds—Portfolio Valuation.”

Fair Value

When market quotations for investments are not readily available (such as is the case for interests in Portfolio Funds) or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of the Fund’s pricing time. For Portfolio Funds, BlackRock’s valuation process is described in the following subsection.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to the Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Fund’s accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Fund. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Global Valuation Committee (or its delegate) shall seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are based upon all available factors that the BlackRock Global Valuation Committee (or its delegate) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or repurchase of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Advisor’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio.

Generally, ASC 820 and other accounting rules applicable to investment companies and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value.

The Advisor and its affiliates act as investment advisers to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Advisor or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

The Fund reserves the right, but is not required, to reprocess purchase or repurchase transactions that were initially processed at a NAV that is subsequently adjusted and to recover amounts from (or distribute amounts to) shareholders accordingly based on the adjusted NAV. There are various scenarios in which the Fund may reprocess a purchase or repurchase transaction, including, but not limited to, a material NAV error resulting from incorrect or late pricing of a security or to effect an as-of trade. In these instances, all transactions occurring subsequent to an incorrect NAV are reprocessed with the corrected NAV through the current date.

Valuation of Portfolio Funds

In valuing interests in Portfolio Funds, the Advisor, under the supervision of the Board, considers all relevant information to determine the price that the Fund might reasonably expect to receive from the current sale (or redemption in the case of a Portfolio Fund whose interests carry redemption rights) of the interest in the Portfolio Fund in an arms’ length transaction. Managers of Portfolio Funds or their respective administrators typically provide unaudited Portfolio Fund valuations monthly. It is anticipated that these unaudited values will be prepared in accordance with US GAAP and will, in effect, be the fair value of the Portfolio Funds’ assets less such Portfolio Funds’ liabilities. In some cases, estimated unaudited values are provided before actual unaudited values. The Advisor will rely primarily on such estimated unaudited values or actual unaudited values, to the extent they are the most reliable and relevant indication of value of interests in Portfolio Funds. The Advisor will give weight to such valuations and other factors and considerations set forth below and in the Valuation Procedures as deemed appropriate in each case.

For most Portfolio Fund interests, the Advisor anticipates that valuations will be based primarily on the estimated unaudited values or actual unaudited values, as applicable, that are provided by the Portfolio Funds or their respective administrators. In instances where unaudited estimates or actual unaudited values may not be available within 30 calendar days, or where such unaudited estimates or actual unaudited values are not deemed appropriate (as further discussed below), additional factors that may be relevant in determining the value of an interest in a Portfolio Fund, in addition to those other factors and considerations set forth in the Valuation Procedures, include (1) changes in the valuation of hedge fund indices, (2) publicly available information regarding a Portfolio Fund’s underlying portfolio companies or investments, (3) the price at which recent subscriptions and redemptions of such Portfolio Fund interests were offered, (4) relevant news and other sources, (5) significant market events and (6) information provided to the Advisor or the Fund by a Portfolio Fund, or the failure to provide such information as agreed to in the Portfolio Fund’s offering materials or other agreements with the Fund. In connection with the foregoing determination, the Advisor may, but is not required to, utilize the services of one or more independent third party valuation firms to assist in its determination of the fair value of a Portfolio Fund interest.

As part of the Advisor’s due diligence process, the Advisor will, prior to investing in a Portfolio Fund on behalf of the Fund, and periodically thereafter, assess each Portfolio Fund’s valuation policies and procedures for appropriateness in light of the Fund’s obligation to value its assets under the 1940 Act and pursuant to US GAAP for investment companies and assess the overall reasonableness of the information provided by the Portfolio Funds. This may include, but will not necessarily be limited to, the following processes: (1) comparison between unaudited estimates and the final unitized value provided by the Portfolio Funds with documentation on variances exceeding a pre-determined threshold, (2) due diligence questionnaires and communications with the Portfolio Funds, (3) review of annual audited financial statements of the Portfolio Funds, and/or (4) other measures deemed appropriate under the circumstances. As part of this assessment, the Advisor may also evaluate, among other things, a Portfolio Fund’s practices in respect of creating “side pockets” and such Portfolio Fund’s valuation policies and procedures in respect of any such “side pockets.” The Advisor will also review any other information available to it, including reports by independent auditors, fund administrators, if any, and/or other third parties.

In circumstances where, taking into account the factors and considerations set forth above and in the Valuation Procedures, the Advisor has reason to believe that a value provided by a Portfolio Fund is not the most reliable and relevant indication of the value of an interest in the Portfolio Fund, the Advisor may adjust such reported value to reflect the fair value of the interest in the Portfolio Fund. Likewise, in circumstances where a Portfolio Fund does not provide a valuation as contemplated above, the factors and considerations set forth above and in the Valuation Procedures may be the only indicators of the value of an interest in a Portfolio Fund and the Advisor will use such factors, together with other valuation methodologies set forth in the Valuation Procedures that may be relevant, to estimate the fair value of its interest in such a Portfolio Fund. In circumstances where the Advisor determines to adjust the values reported by Portfolio Funds, or in circumstances where Portfolio Funds do not provide valuations as contemplated above, such valuations will be subject to review and approval by the Valuation Committee.

Although the Valuation Procedures approved by the Board provide that the Advisor may rely primarily on the valuations provided by the Managers or their administrators, neither the Valuation Committee nor the Advisor will be able to confirm independently the accuracy of any unaudited valuations provided thereby. For a description of certain risks related to the valuation of Portfolio Funds, see “General Risks—Risks Related to Portfolio Funds—Portfolio Valuation.”

The valuations reported by the Managers of the Portfolio Funds, upon which the Fund primarily relies in calculating its month-end NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of net asset valuations determined using the best information available as of the applicable Valuation Date. In the event that a Portfolio Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Fund, the Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Fund pays repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing shareholders (if the valuations are revised upward) or the remaining shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A repurchasing shareholder will neither receive distributions from, nor will it be required to reimburse, the Fund in such circumstances. This may have the effect of diluting or increasing the economic interest of other shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from shareholders or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares. See “General Risks—Risks Related to Portfolio Funds—Portfolio Valuation.”

Valuation of Securities

To the extent the Fund invests directly in securities other than interests in Portfolio Funds, the Fund will generally value such assets as described below.

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”) are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued; however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If the Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which the Fund values such security, the prior day’s price will be used, unless the Advisor determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

Fixed Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. The Fund values fixed-income portfolio securities and non-exchange traded derivatives using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless the Advisor determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Certain Underlying Funds. Shares of underlying registered open-end funds are valued at NAV. Shares of underlying registered exchange-traded closed-end funds or other registered exchange-traded funds will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund’s books at their face value. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or by the Advisor (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

ANNUAL DISTRIBUTIONS

The Fund intends to distribute all of its net investment income to shareholders as of the last calendar day of each calendar year (an “Annual Distribution”). Annual Distributions will be made to each shareholder pro rata based on the number of Shares held by such shareholder and will be net of Fund expenses. To maintain its qualification for taxation as a “regulated investment company” for U.S. federal income tax purposes, the Fund is required to distribute for each taxable year at least 90% all of its net investment income. All net realized capital gains, if any, will be distributed at least annually to shareholders. Shares are issued and outstanding from the initial closing date (or other date on which Shares are issued by the Fund) to the date, if any, on which such Shares are repurchased by the Fund.

DIVIDEND REINVESTMENT PLAN

Unless the registered owner of Shares elects to receive cash by contacting the Plan Administrator, all dividends declared for a shareholder’s Shares in the Fund will be automatically reinvested by [                ] (the “Plan Administrator”), administrator for shareholders in administering the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by [                ], as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting [                ], as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Shares of the Fund for you. If you wish for all dividends declared on your Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each shareholder under the Plan in the same name in which such shareholder’s Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Shares. The Shares will be acquired by the Plan Administrator for the participants’ accounts through receipt of additional unissued but authorized Shares from the Fund (“Newly Issued Shares”).

The Plan Administrator will invest the Dividend amount in Newly Issued Shares on behalf of the participants. The Dividend amount will be reinvested at the net asset value per Share as of the last Business Day of the calendar month in which the ex-dividend date occurs. Newly Issued Shares will be issued to Plan participants in accordance with the Fund’s regular monthly subscription cycle, as described herein. Payment in Newly Issued Shares will be credited to each participant’s account once the net asset value per Share as of the last Business Day of the calendar month in which the ex-dividend date occurs has been determined, which is generally expected to be within approximately 30 calendar days after the last Business Day of such month. For example, if the ex-dividend date for a Dividend occurs in December, then the Dividend will be reinvested at the net asset value per Share determined as of the last Business day of December, and payment in Newly Issued Shares will be credited to each participant’s account by approximately the 30th day in January, once the Fund’s net asset value as of the last Business Day in December has been determined.

The Plan Administrator will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the accounts, including information needed by shareholder for tax records. Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those Shares received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no charges with respect to Shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in Shares or in cash. The Plan Administrator’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “Certain U.S. Federal Income Tax Considerations.”

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Administrator at BlackRock Hedge Fund Guided Portfolio Solution, c/o [                ], [                ], or by calling the Fund toll-free at [1-888-919-6092].

CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is a general summary of certain U.S. federal income tax consequences to persons who purchase Shares pursuant to this offering. The discussion is based upon the Internal Revenue Code of 1986, as amended, Treasury Regulations, judicial authorities, published positions of the Internal Revenue Service (the “IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion does not address all of the tax consequences that may be relevant to a particular investor or to investors subject to special treatment under U.S. federal income tax laws (including investors subject to the alternative minimum tax). This discussion is limited to investors who hold their Shares as capital assets (generally, for investment). No ruling has been or will be sought from the IRS regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. Prospective investors must consult their own tax advisors as to the U.S. federal income tax consequences (including the alternative minimum tax consequences) of acquiring, holding and disposing of Shares, as well as the effects of state, local and non-U.S. tax laws.

•	A “U.S. holder” is a beneficial owner of Shares that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States;

•

a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•

a trust if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (2) it has a valid election in place to be treated as a U.S. person.

A “Non-U.S. holder” is a beneficial owner of Shares that is not a partnership and is not a U.S. holder.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A partner in a partnership holding Shares should consult its tax advisors with respect to the purchase, ownership and disposition of our Shares.

Taxation as a RIC

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. As a RIC, the Fund will generally not have to pay corporate level U.S. federal income taxes on any ordinary income or capital gains that the Fund distributes to holders of Shares as dividends for U.S. federal income tax purposes. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, to obtain RIC tax treatment, the Fund must distribute to holders of Shares, for each taxable year, at least 90% of the Fund’s “investment company taxable income” (determined without regard to the dividends paid deduction), which is generally the Fund’s ordinary income plus the excess of net short-term capital gains over net long-term capital losses (the “Annual Distribution Requirement”).

If the Fund qualifies as a RIC and satisfies the Annual Distribution Requirement, then the Fund will not be subject to U.S. federal income tax on the portion of the Fund’s investment company taxable income and net capital gain (i.e., net long-term capital gains in excess of net short-term capital losses) the Fund distributes to holders of Shares with respect to that year. The Fund will be subject to U.S. federal income tax at the regular corporate rates on any income or capital gain not distributed (or deemed distributed) to holders of Shares.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income of RICs unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for each calendar year, (2) 98.2% of the Fund’s capital gain net income for the one-year period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years (the “Excise Tax Avoidance Requirement”). The Fund will not be subject to excise taxes on amounts on which the Fund is required to pay corporate income taxes (such as retained net capital gains).

In order to qualify as a RIC for U.S. federal income tax purposes, the Fund must, among other things:

•	be registered under the 1940 Act as a management company at all times during each taxable year;

•

derive in each taxable year at least 90% of our gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income derived with respect to our business of investing in such stock or securities or foreign currencies, and net income derived from an interest in a “qualified publicly traded partnership” (as defined in the Code) (the “90% Income Test”); and

•	diversify its holdings so that at the end of each quarter of the taxable year:

•

at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of the issuer; and

•

no more than 25% of the value of the Fund’s assets is invested (1) in the securities, other than U.S. government securities or securities of other RICs, of one issuer or of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses or (2) in securities of one or more qualified publicly traded partnerships (the “Diversification Tests”).

The Fund may be required to recognize taxable income in circumstances in which the Fund does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount, the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. In addition, as described below, the Fund may be deemed to receive taxable income with respect to its investments in “passive foreign investment companies” without a corresponding receipt of cash. In these and other circumstances, the Fund may be required to make a distribution to holders of Shares in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount.

The Fund is authorized to borrow funds and to sell assets in order to satisfy the Annual Distribution Requirement. However, under the 1940 Act, the Fund is not permitted to make distributions to holders of Shares while its debt obligations and other senior securities are outstanding unless certain “asset coverage” tests are met. See “Borrowing by the Fund.” Moreover, the Fund’s ability to dispose of assets to meet the Annual Distribution Requirements may be limited by (1) the illiquid nature of the Fund’s portfolio and/or (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests. If the Fund disposes of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year (for example, because the Fund fails the 90% Income Test described above), the Fund will be subject to tax in that year on all of its taxable income at regular corporate rates, regardless of whether the Fund makes any distributions to holders of Shares, reducing the amount available to be distributed to holders of Shares. The Fund would not be able to deduct distributions to holders of Shares, nor would they be required to be made. Distributions would generally be taxable to individual and other non-corporate taxable holders of Shares as “qualified dividend income” eligible for the reduced maximum rate to the extent of the Fund’s current and accumulated earnings and profits, provided certain holding period and other requirements are met. Subject to certain limitations under the Code, corporate distributees would be eligible for the dividends-received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a tax-free return of capital to the extent of the holder’s adjusted tax basis in the Shares (reducing that basis accordingly), and any remaining distributions would be treated as a capital gain. Moreover, if the Fund fails to qualify as a RIC in any year, to qualify again to be taxed as a RIC in a subsequent year, the Fund would be required to distribute to holders of Shares its earnings and profits attributable to non-RIC years. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a RIC in a subsequent year.

Certain of the Fund’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect when taxable income must be recognized or the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not be qualifying income for purposes of the 90% Income Test. The Fund intends to monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

The Fund anticipates that substantially all of the Portfolio Funds in which it invests will be treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. In general, a PFIC is any foreign corporation if (i) 75% or more of its gross income for the taxable year consists of passive income or (ii) 50% or more of its assets for the taxable year consists of assets that produce, or are held for the production of, passive income.

The Fund will generally recognize taxable income with respect to any PFIC investments in advance of the receipt of cash, and such income will constitute investment company taxable income subject to the Annual Distribution Requirement described above. The Fund intends to borrow funds or to redeem a sufficient amount of its investments so that it has sufficient cash to maintain its qualification as a RIC and minimize U.S. federal income and excise taxes. No assurance, however, can be given in this regard.

The Fund may, to the extent possible under certain circumstances, elect to treat a PFIC as a qualified electing fund (a “QEF”), which would result in the Fund’s recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, regardless of whether the PFIC makes a distribution to the Fund.

To the extent the Fund cannot elect QEF treatment or to the extent such treatment is not optimal, the Fund may elect to mark to market its PFIC stock and include in income any resulting gain or loss (a “Mark-to-Market Election”) for those PFICs in which it invests. If the Fund makes a Mark-to-Market Election with respect to a PFIC, the Fund will be deemed to have sold the shares of that PFIC as of the last day of the Fund’s taxable year. Accordingly, the Fund will generally (i) include in gross income the excess, if any, of the fair market value of its PFIC shares as of the end of the Fund’s taxable year over the adjusted tax basis of such PFIC shares and (ii) deduct as a loss the excess, if any, of the adjusted tax basis of the PFIC shares over the fair market value of such PFIC shares as of the end of the Fund’s taxable year, but only to the extent of any net (i.e., unreversed) mark-to-market gains included in the Fund’s gross income for prior taxable years. The Fund’s adjusted tax basis in the shares it owns in the PFIC will be increased to reflect any such recognized gain and decreased to reflect any such recognized losses. All of such gain or loss will be treated as ordinary income or ordinary loss (as the case may be) in the hands of the Fund. Moreover, any gain from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a Mark-to-Market Election will be treated as ordinary income in the Fund’s hands. Thus, the Fund cannot generate long-term capital gains with respect to PFIC shares for which the Fund has made a Mark-to-Market Election.

As noted above, any mark-to-market losses the Fund recognizes with respect to its investments in PFICs will be treated as ordinary losses. Any loss from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a mark-to-market election will be treated as ordinary loss to the extent of any net (i.e., unreversed) mark-to-market gains included in the Fund’s gross income for prior taxable years with respect to such PFIC shares, and the balance of such loss (if any) will generally be treated as a capital loss. The Fund, however, would not likely get the benefit of any such capital loss, as a capital loss can only be used to offset a capital gain, and the Fund will not, under the Mark-to-Market Election rules, generate any capital gains with respect to its PFIC shares. Although a RIC is permitted to carry forward a net capital loss, a RIC is not permitted to carry forward a net operating loss. Accordingly, to the extent any mark-to-market PFIC losses, including losses from the Fund’s actual sales of PFIC shares, create or increase a net operating loss of the Fund for a given taxable year, the Fund will not realize any tax benefit from such PFIC losses because the Fund will not be allowed to carry forward such PFIC losses to offset taxable income in future taxable years. In addition, the Fund will be required to reduce its adjusted tax basis in its PFIC shares by the amount of mark-to-market PFIC losses even if the Fund realizes no tax benefit from such mark-to-market PFIC losses, which would be the case if such mark-to-market PFIC losses create or increase a net operating loss of the Fund. In this situation, the Fund’s future gross income will be increased (or its future loss will be decreased) by reason of any reduction of the Fund’s adjusted tax basis in its PFIC shares for such unusable mark-to-market PFIC losses. Thus, unusable mark-to-market PFIC losses and unusable losses from the Fund’s actual sales of PFIC shares produce the adverse tax result of double taxation to the Fund and thus holders of its Shares.

Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat foreign income taxes paid by it as paid by holders of its Shares. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make such an election, holders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income tax liability. A taxpayer’s ability to use a foreign tax deduction or credit is subject to limitations under the Code. Shortly after any year for which it makes such an election, the Fund will report to holders of its Shares the amount per share of such foreign income tax that must be included in each shareholder’s gross income and the amount that may be available for the deduction or credit.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Holders

Distributions by the Fund (including distributions automatically reinvested in additional Shares) are taxable to U.S. holders as dividends to the extent of the Fund’s current or accumulated earnings and profits. In general, all dividends paid by the Fund will be taxed as ordinary income subject to the highest marginal U.S. federal income tax rates. Thus, Fund dividends will not be eligible for any of the reduced or favorable U.S. federal income tax rates applicable to capital gain dividends or “qualified dividend income” and will not be eligible for the dividends received deduction for corporations.

Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. holder’s adjusted tax basis in such holder’s Shares and, after the adjusted tax basis is reduced to zero, will constitute capital gains to such U.S. holder.

Because (i) the Fund anticipates that substantially all of the Portfolio Funds in which it invests will be treated as PFICs and (ii) the Fund will recognize taxable income in advance of the receipt of cash in respect of its PFIC shares, holders of Shares will generally receive distributions in respect of their Shares each year regardless of whether the Fund has actually received a distribution with respect to or sold any of its PFIC shares. As a result, holders of Shares may recognize taxable income earlier than they would otherwise had no QEF or Mark-to-Market Election been made by the Fund. In addition, holders of Shares may be subject to the adverse tax result of double taxation caused by unusable PFIC losses, as described in “Taxation as a RIC” above.

For purposes of determining whether the Annual Distribution Requirement is satisfied for any year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. holders will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to holders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been paid by the Fund and received by its U.S. holders on December 31 of the year in which the dividend was declared.

A U.S. holder will generally recognize taxable gain or loss if the holder sells or otherwise disposes of his, her or its Shares, including in a repurchase. The gain or loss will be measured by the difference between the amount realized on the disposition and the holder’s tax basis in his, her or its Shares. Any gain or loss arising from such sale or disposition generally will be treated as long-term capital gain or loss if the holder has held his, her or its Shares for more than one year. Otherwise, it would be classified as short-term capital gain or loss. However, all or a portion of any loss recognized upon a disposition of our Shares may be disallowed if other Shares are acquired within 30 days before or after the disposition, in which case the basis of the Shares acquired will be adjusted to reflect the disallowed loss.

In general, individual and other non-corporate U.S. taxable holders are currently subject to a reduced maximum U.S. federal income tax rate on their net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for a taxable year, including any long-term capital gain derived from an investment in Shares. Corporate U.S. holders currently are subject to federal income tax on net capital gain at the rates applied to ordinary income. There are a number of statutory limitations on the deductibility of capital losses.

Certain non-corporate U.S. holders whose income exceeds certain thresholds will be required to pay a 3.8% Medicare tax on all or a portion of their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of Shares.

The Fund will send to each of its U.S. holders, as promptly as reasonably possible after the end of each calendar year, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. holder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS (including the amount of dividends, if any, eligible for the reduced maximum rate). Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. holder’s particular situation.

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from all taxable distributions to any U.S. holder (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such holder is exempt from backup withholding or (2) with respect to whom the IRS notifies the Fund that such holder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The current backup withholding rate is 24%. Any amount withheld under backup withholding is allowed as a credit against the U.S. holder’s U.S. federal income tax liability and may entitle such holder to a refund, provided that proper information is timely provided to the IRS.

Taxation of Non-U.S. Holders

Whether an investment in Shares is appropriate for a Non-U.S. holder will depend upon that person’s particular circumstances. An investment in the Shares by a Non-U.S. holder may have adverse tax consequences. Non-U.S. holders should consult their tax advisors before investing in Shares.

Distributions of the Fund’s “investment company taxable income” to Non-U.S. holders (including distributions automatically reinvested in additional Shares) will generally be subject to withholding of U.S. federal tax at a 30% rate (or lower rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the Non-U.S. holder, and, if an income tax treaty applies, attributable to a permanent establishment in the United States, in which case the distributions will be subject to federal income tax at the rates applicable to U.S. holders, and the Fund will not be required to withhold U.S. federal tax if the Non-U.S. holder complies with applicable certification and disclosure requirements. Special certification requirements apply to a Non-U.S. holder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisors.

Gains realized by a Non-U.S. holder upon the sale of Shares will generally not be subject to U.S. federal withholding tax or U.S. federal income tax unless the gains are effectively connected with a U.S. trade or business of the Non-U.S. holder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. holder in the United States. Different consequences may result if the Non-U.S. holder is a nonresident alien individual and is physically present in the United States for 183 or more days during the taxable year and meet certain other requirements.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds; and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.

For a corporate Non-U.S. holder, distributions (both actual and deemed), and gains realized upon the sale of Shares that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable tax treaty). Accordingly, investment in the Shares may not be appropriate for certain Non-U.S. holders.

A Non-U.S. holder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, may be subject to information reporting and backup withholding of federal income tax on dividends unless the Non-U.S. holder provides us or the dividend paying agent with an IRS Form W-8BEN or W-8BEN-E (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. holder or otherwise establishes an exemption from backup withholding.

Non-U.S. persons should consult their own tax advisors with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Shares.

ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (an “ERISA Plan” and “ERISA,” respectively), and persons who are fiduciaries with respect to an IRA, Keogh Plan, or other plan that is subject to the prohibited transaction provisions of Section 4975 of the Code (together with ERISA Plans, “Plans”) should consider, among other things, the matters described below before determining whether to invest in the Fund.

A Plan fiduciary considering an investment in the Fund should consult with its legal counsel concerning all the legal implications of investing in the Fund, especially the issues discussed in the following paragraphs.

ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in a prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor (“DOL”) regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, whether the investment is permitted under the ERISA Plan’s governing instruments, the role that the investment plays in the ERISA Plan’s portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan’s purposes, which would include an examination of the risk and return factors, the Fund’s composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see “Certain U.S. Federal Income Tax Considerations”) and the projected return of the total portfolio relative to the ERISA Plan’s funding objectives and other factors. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with its fiduciary responsibilities and the foregoing regulations. If a fiduciary with respect to any such ERISA Plan breaches its or his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund should not be considered to be “plan assets” of the Plans investing in the Fund for purposes of the fiduciary responsibility and prohibited transaction rules under ERISA or the Code. Thus, the Advisor should not be deemed to be a fiduciary within the meaning of ERISA or the Code with respect to the assets of any Plan that becomes a shareholder in the Fund, solely by reason of the Plan’s investment in the Fund.

Certain prospective investors may currently maintain relationships with the Advisor (or with other entities that are affiliated with the Advisor) or one or more of the Managers of funds in which the Fund invests. ERISA and the relevant provisions of the Code prohibit a Plan fiduciary from using its position to cause a Plan to make an investment if as the result of such investment, the fiduciary, its affiliates, or any entity in which the fiduciary has an interest that may affect its best judgment as a fiduciary (such as the Advisor or the Managers) would receive an additional fee (either from the Plan or a third party). For example, if a fiduciary that is an affiliate of or is related to the Advisor were to cause a Plan to invest in the Fund and, as a result of that investment, the management fee payable to the Advisor were to increase, such an investment may be characterized as a prohibited transaction. Accordingly, such fiduciary should not cause such an investment unless it determines that such investment would not give rise to a prohibited transaction or an exemption from the penalties applicable to such a prohibited transaction is available.

In this regard, the DOL has held that investments made under similar circumstances would not be characterized as prohibited transactions if the fiduciary were to take steps necessary to avoid the payment of an additional fee or other consideration. For example, if the investing fiduciary were to offset the fee payable by the Fund against the fee payable to the investing fiduciary by the Plan, such an investment may not be characterized as a prohibited transaction.

In addition, certain exemptions might be applicable to such an investment. For example, Prohibited Transaction Exemption 79-13 provides an exemption in cases involving the acquisition, ownership or sale of shares of a closed-end investment company, such as the Fund, by an employee benefit plan covering only employees of the investment adviser of such investment company, or employees of any affiliated person, provided that (i) the plan does not pay any investment management, investment advisory or similar to fee to such investment adviser or affiliated person; (ii) the plan does not pay a sales commission in connection with such acquisition or sale to any such investment company, investment adviser or affiliated person; and (iii) all other dealings between the plan and such investment company, the investment adviser or affiliated person are on a basis no less favorable to the plan than such dealings are with other shareholders of the investment company. Plan investors should consult with legal counsel to determine if participation in the Fund is a transaction that would be prohibited by ERISA or the Code and, if so, whether an exemption from the prohibited transaction rules apply with respect to such purchase.

Each Plan fiduciary proposing to invest in the Fund will be deemed to have represented and warranted that (i) the investment in the Fund is permitted under ERISA, the Code, other applicable law and the Plan’s governing plan documents; and (ii) the purchase and holding of the interest in the Fund will not result in a non-exempt prohibited transaction under Section 406 of ERISA or Section 4975 of the Code.

The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained herein is, of necessity, general and may be affected by future publication of regulations and rulings. Potential Plan investors should consult with their legal advisors regarding the consequences under ERISA and the Code of the acquisition and ownership of an investment in the Fund.

Employee benefit plans that are governmental plans (as defined in Section 3(32) of ERISA) or non-U.S. plans (as described in Section 4(b)(4) of ERISA, and certain church plans (as defined in Section 3(33) of ERISA), are not subject to requirements of ERISA or the Code discussed above, but may be subject to substantively similar provisions of other applicable federal, state, local or non-U.S. law or may be subject to other legal restrictions on their ability to invest in the Fund. Accordingly, any such governmental plans and the fiduciaries of such plans should consult with their legal counsel concerning all the legal implications of investing in the Fund and, to the extent such plans are subject to law similar to Title I of ERISA or Section 4975 of the Code, will also be deemed to represent and warrant as to the matters discussed above with respect to Plan fiduciaries.

THE FUND’S SALE OF INTERESTS TO PLANS IS IN NO RESPECT A REPRESENTATION OR WARRANTY BY THE FUND, THE ADVISOR OR ANY OF THEIR AFFILIATES (INCLUDING, WITHOUT LIMITATION, ANY OF THE RELATED PARTIES), OR BY ANY OTHER PERSON ASSOCIATED WITH THE SALE OF THE INTERESTS, THAT SUCH INVESTMENT BY PLANS MEETS ALL RELEVANT LEGAL REQUIREMENTS APPLICABLE TO PLANS GENERALLY OR TO ANY PARTICULAR PLAN, OR THAT SUCH INVESTMENT IS OTHERWISE APPROPRIATE FOR PLANS GENERALLY OR FOR ANY PARTICULAR PLAN.

CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. This could have the effect of depriving shareholders of an opportunity to sell their shares by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. The Fund does not intend to hold annual meetings of shareholders, except to the extent required by the 1940 Act.

A Trustee may be removed from office for cause only, and only by the action of a majority of the remaining Trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective Trustee.

In addition, the Fund’s Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the Trustees, in which case “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund shall be required. These voting requirements are in addition to any regulatory relief required from the SEC with respect to such transaction. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of shares of beneficial interest of the Fund. The 5% holder transactions subject to these special approval requirements are:

•	the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

•	the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan);

•

the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

•

the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert the Fund to an open-end investment company, the Fund’s Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such conversion has been approved by at least 80% of the Trustees, in which case “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund shall be required. Following any such conversion, it is possible that certain of the Fund’s investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. The Board believes that the closed-end structure is desirable in light of the Fund’s investment objective and policies. Therefore, you should assume that it is not likely that the Board would vote to convert the Fund to an open-end fund.

For the purposes of calculating “a majority of the outstanding voting securities” under the Fund’s Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund’s Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Fund by a third party. However, these provisions also provide the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the interests of minority shareholders and facilitating operational stability and the continuity of the Fund’s investment objective and policies. The Board has therefore determined that provisions with respect to the Board and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

The Fund’s Bylaws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board or to transact any other business at a special meeting of shareholders. Notice of any such nomination or business must be sent to the Secretary of the Fund by registered mail, return receipt requested, requesting the Secretary to call a special meeting. Any notice by a shareholder must be accompanied by certain information as provided in the Bylaws. Reference should be made to the Bylaws on file with the SEC for the full text of these provisions.

PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share such information with select other parties.

The Fund does not receive any non-public personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record holders of the Fund, the Fund receives personal non-public information on account applications or other forms. With respect to these shareholders, the Fund also has access to specific information regarding their transactions in the Fund.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders’ accounts (for example, to a transfer agent).

The Fund restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders.

OTHER INFORMATION

BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors.

REPORTS TO SHAREHOLDERS

The Fund anticipates sending shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made or as otherwise required by the 1940 Act. Shareholders may also be sent additional reports regarding the Fund’s operations, at the discretion of the Advisor.

FUND ADVERTISING AND SALES MATERIAL

Advertisements and sales literature relating to the Fund and reports to shareholders may include quotations of investment performance. In these materials, the Fund’s performance will normally be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund’s investment performance.

The Fund’s investment performance will vary from time to time, and past results are not necessarily representative of future results.

Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the applicable Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund’s investment performance to the performance of recognized market indices. Comparisons may also be made to economic and financial trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

FISCAL YEAR

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31.

ACCOUNTANTS AND LEGAL COUNSEL

The Board has selected [                ] as the independent registered public accounting firm of the Fund. [                ]’s principal business address is located at [                ]. [                ] is expected to render an opinion annually on the financial statements of the Fund.

Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to the Fund and also serves as legal counsel to the Advisor and certain of its affiliates.

INQUIRIES

Inquiries concerning the Fund and the Shares (including procedures for purchasing Shares) should be directed to:

[To come by Pre-Effective Amendment]

FINANCIAL STATEMENTS

[To come by Pre-Effective Amendment]

APPENDIX A

CLOSED-END FUND PROXY VOTING POLICY

[To come by Pre-Effective Amendment]

A-1

BlackRock Hedge Fund Guided Portfolio Solution

Class A Shares

Class I Shares

PROSPECTUS

[•], 2020

All dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus.

PART C

Other Information

Item 25. Financial Statements And Exhibits

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement. These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement.

The Registrant acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

(1)	Financial Statements

Not applicable.

(2)	Exhibits

(a)	Agreement and Declaration of Trust. (1)

(b)	Bylaws. (1)

(c)	Inapplicable

(d)	Incorporated by reference to Exhibits (a) and (b) above.

(e)	Form of Automatic Dividend Reinvestment Plan. (2)

(f)	Inapplicable

(g)	Form of Investment Management Agreement. (2)

(h)	Form of Distribution Agreement. (2)

(i)	Form of BlackRock Fixed-Income Complex Third Amended and Restated Deferred Compensation Plan. (2)

(j)	Form of Master Custodian Agreement. (2)

(k)(1)	Form of Transfer Agency and Service Agreement. (2)

(2)	Form of Administration and Accounting Services Agreement. (2)

(3)	Form of Name Licensing Agreement. (2)

(4)	Form of Distribution and Servicing Plan. (2)

(5)	Form of Multi-Class Plan. (2)

(6)	Form of Expense Limitation Agreement (2)

(l)	Opinion and Consent of Counsel to the Registrant. (2)

(m)	Inapplicable

(n)	Independent Registered Public Accounting Firm Consent. (2)

(o)	Inapplicable

(p)	Initial Subscription Agreement. (2)

(q)	Inapplicable

(r)	Code of Ethics of the Registrant and the Advisor. (2)

(s)	Powers of Attorney of the Registrant’s Trustees and Officers. (2)

(1)	Filed herewith.
(2)	To be filed by amendment.

Item 26. Marketing Arrangements

See the Distribution Agreement, a form of which will be filed by pre-effective amendment as Exhibit (h) to this Registration Statement.

Item 27. Other Expenses Of Issuance And Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fee	$
Printing expenses
Accounting fees and expenses
Legal fees and expenses
Miscellaneous
Total	$

Item 28. Persons Controlled By Or Under Common Control With The Registrant

None.

Item 29. Number Of Holders Of Shares

The following table sets forth the number of record holders of Shares as of                , 2020:

Title Of Class	Number Of Record Holders
Class A Shares
Class I Shares

Item 30. Indemnification

Article V of the Registrant’s Agreement and Declaration of Trust provides as follows:

5.1    No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2    Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)    Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)    The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)    The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are “disinterested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e)    Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3    No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4    No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or as required by the 1940 Act.

5.5    Trustee’s Good Faith Action, Reliance on Experts, etc. The exercise in good faith by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. The Trustees may rely in good faith upon advice of counsel or other experts with respect to the meaning and operation of this Declaration and their duties as Trustees hereunder, and shall be under no liability for any act or omission in accordance with such advice; provided the Trustees shall be under no liability for failing to follow such advice. A Trustee shall be fully protected in relying in good faith upon the records of the Trust and upon information, opinions, reports or statements presented by another Trustee or any officer, employee or other agent of the Trust, or by any other Person as to matters the Trustee believes in good faith are within such other Person’s professional or expert competence, including information, opinions, reports or statements as to the value and amount of the assets, liabilities, profits or losses of the Trust or any series or class, or the value and amount of assets or reserves or contracts, agreements or other undertakings that would be sufficient to pay claims and obligations of the Trust or any series or class or to make reasonable provision to pay such claims and obligations, or any other facts pertinent to the existence and amount of assets from which distributions to Shareholders or creditors of the Trust might properly be paid. The appointment, designation or identification of a Trustee as a Chair of the Board of Trustees, a member or chair of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof.

Registrant has also entered into an agreement with Trustees and officers of the Registrant entitled to indemnification under the Agreement and Declaration of Trust pursuant to which the Registrant has agreed to advance expenses and costs incurred by the indemnitee in connection with any matter in respect of which indemnification might be sought pursuant to the Agreement and Declaration of Trust to the maximum extent permitted by law.

Reference is also made to:

•	Sections and of the Registrant’s Investment Management Agreement, a form of which will be filed by pre-effective amendment as [Exhibit (g)] to this Registration Statement

•	Section of the Distribution Agreement, a form of which will be filed by pre-effective amendment as [Exhibit (h)] to this Registration Statement.

Additionally, the Registrant and the other funds in the BlackRock Closed-End Fund Complex jointly maintain, at their own expense, E&O/D&O insurance policies for the benefit of its Trustees, officers and certain affiliated persons. The Registrant pays a pro rata portion of the premium on such insurance policies.

Item 31. Business And Other Connections Of Investment Adviser

BlackRock Advisors, LLC, a limited liability company organized under the laws of Delaware (the “Advisor”), acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Advisor or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Advisor filed with the Commission pursuant to the Investment Advisors Act of 1940 (Commission File No. 801-47710).

Item 32. Location Of Accounts And Records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, DE 19809,                 , the Registrant’s custodian and administrator, at                  and                 , the Registrant’s Transfer Agent, at                .

Item 33. Management Services

Not Applicable

Item 34. Undertakings

(1)    The Registrant hereby undertakes to suspend the offering of its shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.    Not applicable.

3.    Registrant undertakes:

(a)    to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)    to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)    to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3)    to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(4)    if (i) it determines to conduct one or more offerings of the Fund’s common shares (including rights to purchase its common shares) at a price below its net asset value per common share at the date the offering is commenced, and (ii) such offering or offerings will result in greater than a 15% dilution to the Fund’s net asset value per common share.

(b)    that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)    to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)    that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)     if the Registrant is relying on Rule 430B:

(A)     Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)     Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)    if the Registrant is relying on Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)    that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3)

the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.    Registrant undertakes:

(a)    that, for the purpose of determining any liability under the Securities Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act will be deemed to be a part of the Registration Statement as of the time it was declared effective.

(b)    that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering thereof.

5.    Not applicable.

6. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.    Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of December, 2020.

BLACKROCK HEDGE FUND GUIDED PORTFOLIO SOLUTION

By:	/s/ John M. Perlowski
John M. Perlowski
Sole Trustee, President, Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of December, 2020.

Signature	Title

/s/ John M. Perlowski John M. Perlowski	Sole Trustee, President, Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary

EXHIBIT INDEX

Exhibit Number	Description

(a)	Agreement and Declaration of Trust

(b)	Bylaws